Registration No. 2-94157/811-04146
         As filed with the Securities and Exchange Commission on August 14, 2007

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                       Post-Effective Amendment No.75            (X)
                                       and
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No.76                  (X)
                       (Check appropriate box or boxes)
                                   ---------
                               JOHN HANCOCK TRUST
               (Exact Name of Registrant as Specified in Charter)
                             601 Congress Street
                        Boston, Massachusetts 02210-2805
              (Address of Principal Executive Offices) (Zip Code)
                                   ---------
                                 JOHN D. DANELLO
                                   Secretary
                               John Hancock Trust
                               601 Congress Street
                        Boston, Massachusetts 02210-2805
                     (Name and Address of Agent for Service)
                                   ---------
                                   Copies to:
         John W. Blouch                     Mark Goshko
         Dykema Gossett PLLC                Kirkpatrick & Lockhart Preston Gates
         Franklin Square, Suite 300 West     Ellis LLP
         13001 I Street, N.W.               State Street Financial Center
         Washington D.C.  20005-3306        1 Lincoln Street
                                            Boston, MA 02111-2950

It is proposed that this filing will become effective (check appropriate box):
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485
(X) on October 29, 2007 pursuant to paragraph (a)(2) of Rule 485
( ) 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               JOHN HANCOCK TRUST

                601 Congress Street, Boston, Massachusetts 02210

The information in this Prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities, in any state where the offer or sale is not permitted.

John Hancock Trust ("JHT") is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 111 separate investment portfolios or funds (each a "Fund," collectively "Funds"). This Prospectus applies only to the following
Funds:

American Fundamental Holdings Trust
American Global Diversification Trust

Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to JHT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

                 The date of this Prospectus is November 1, 2007

                               JOHN HANCOCK TRUST

                                TABLE OF CONTENTS

FUND DESCRIPTIONS..............................................................................................................3
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE.......................................................................3
FUNDS OF FUNDS.................................................................................................................6
  AMERICAN FUNDAMENTAL HOLDINGS TRUST..........................................................................................6
  AMERICAN GLOBAL DIVERSIFICATION TRUST........................................................................................8
ADDITIONAL INFORMATION ABOUTTHE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES................................................10
  Risks of Investing in Certain Types of Securities...........................................................................10
  Additional Information about the Funds' Investments.........................................................................13
MANAGEMENT OF JHT.............................................................................................................16
  Advisory Arrangements.......................................................................................................16
  Advisory Fee Waivers and Expense Reimbursements.............................................................................17
  Subadvisory Arrangements and Management Biographies.........................................................................17
MULTICLASS PRICING; RULE 12B-1 PLANS..........................................................................................18
GENERAL INFORMATION...........................................................................................................19
  Taxes.......................................................................................................................19
  Qualification as a Regulated Investment Company and Diversification Requirements Applicable to Insurance Company Separate
  Accounts                                                                                                                    19
  Tax-Qualified and Non-Qualified Contracts...................................................................................20
  Foreign Investments.........................................................................................................20
  Tax Implications for Insurance Contracts With Investments Allocated to JHT..................................................20
  Dividends...................................................................................................................21
  Purchase and Redemption of Shares...........................................................................................21
  Disruptive Short Term Trading...............................................................................................22
  Policy Regarding Disclosure of Fund Portfolio Holdings......................................................................23
  Purchasers of Shares of JHT.................................................................................................23
  Broker Compensation and Revenue Sharing Arrangements........................................................................23
APPENDIX A....................................................................................................................25
APPENDIX B....................................................................................................................27
APPENDIX C....................................................................................................................38
FOR MORE INFORMATION..........................................................................................................53

                                FUND DESCRIPTIONS
                                -----------------

            INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE
            --------------------------------------------------------

JHT is a series trust which currently has 111 separate investment Funds. The investment objectives, principal investment strategies and principal risks of two Funds, the American Fundamental Holdings Trust and the American Global Diversification Trust, are set forth in the fund descriptions below.

Investment Management

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHT and the Funds. The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the Funds. The subadvisers formulate continuous investment programs for the Funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the "Adviser Act"), or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Investment Objectives and Strategies

Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See "Additional Information About the Funds' Principal Risks and Investment Policies."

Additional Investment Policies

Temporary Defensive Investing. Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Investment Policies - Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information (the "SAI").

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest and of the options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") is included in Appendix I of the SAI.

Principal Risks of Investing in the Funds

Certain risks of investing in each Fund are set forth in the Fund's description. If these risks materialize, an investor could lose money in a Fund. The following and other risks are more fully described below under "Additional Information About the Funds' Principal Risks and Investment Policies":

           o    Active Management Risk
           o    Credit and Counterparty Risk
           o    Derivatives Risk
           o    Equity Securities Risk
           o    Exchange Traded Funds ("ETFs") Risk
           o    Fixed Income Securities Risk
           o    Foreign Securities Risk
           o    Investment Company Securities Risk
           o    Issuer Risk
           o    Liquidity Risk
           o    Short Sales Risk

An investment in either of the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information for Each Fund

These sections under each Fund would normally show how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Funds have less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Portfolio Managers

See "Subadvisory Arrangements and Management Biographies" for information relating to the Funds' portfolio manager.

Fees and Expenses for Each Fund


Each of the Funds may issue four classes of shares: NAV shares, Series I shares, Series II shares and Series III shares. The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II and Series III (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under "Multiple Classes of Shares." The table below describes the fees and expenses for each class of shares of each Fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium, and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. Neither of the Fund charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.


Fund Annual Expenses

The Funds' annual expenses are based on estimates as the Funds commenced operations on November 1, 2007.


                                                    Rule                    Acquired
                                                    -----                   Fund Fees        Total        Contractual         Net
                                     Management     12b-1       Other         and         Operating        Expense         Operating
Funds                                  Fees(1)      Fees       Expenses     Expenses      Expenses(2)    Reimbursement     Expenses
-----                                ----------     -----      --------     --------      -----------    --------------    ---------
American Fundamental Holdings
  NAV Class                          0%             NA         [ ]%         [ ]%          [ ]%           [ ]%              [ ]%
  Series I Class                     0%             0.60%      [ ]%         [ ]%          [ ]%           [ ]%              [ ]%
  Series II Class                    0%             0.75%      [ ]%         [ ]%          [ ]%           [ ]%              [ ]%
  Series III Class                   0%             0.25%


  American Global Diversification
  NAV Class                          0%             NA         [ ]%         [ ]%          [ ]%           [ ]%              [ ]%
  Series I Class                     0%             0.60%      [ ]%         [ ]%          [ ]%           [ ]%              [ ]%
  Series II Class                    0%             0.75%      [ ]%         [ ]%          [ ]%           [ ]%              [ ]%
  Series III Class                   0%             0.25%

(1) The management fee of 0.05% of average annual net assets is being waived until November 1, 2008. This waiver may be terminated any time after November 1, 2008.


(2) "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Operating Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Fund's financial statements, which does not include "Acquired Fund Fees and Expenses." Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

Example of Expenses for Each Fund

The Example is intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that a Fund's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does, however, reflect the Funds' contractual expense reimbursement through November 1, 2008. The Example does not reflect the expenses of any variable insurance contract that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts shown would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund                                                    1 year     3 year
----                                                   --------   --------
American Fundamental Holdings
NAV Class                                               $[  ]       $[  ]
Series I Class                                          $[  ]       $[  ]
Series II Class                                         $[  ]       $[  ]

Series III Class                                        $[  ]       $[  ]


American Global Diversification
NAV Class                                               $[  ]       $[  ]
Series I Class                                          $[  ]       $[  ]
Series II Class                                         $[  ]       $[  ]

Series III Class                                        $[  ]       $[  ]


                                 FUNDS OF FUNDS
                                 --------------

AMERICAN FUNDAMENTAL HOLDINGS TRUST

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:                                 To seek long term growth of capital.

Investment Strategies:                                The Fund invests in other Funds and other investment  companies
                                                      (collectively,  "Underlying Funds") as well as other types of investments as described below.

The Fund operates as a fund of funds and currently primarily invests in four Underlying Funds of the American Funds Insurance Series: Bond Fund, Growth Fund, Growth-Income Fund, and International Fund. The Fund is permitted to invest in six other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Blue Chip Income and Growth Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund, each of which are described in Appendix A to the Prospectus, as well as other Underlying Funds as described below. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds, each of which are described in Appendix B to the Prospectus, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Other Permitted Investments
The Fund may:

     o    Purchase U.S. government securities and short-term paper.
     o Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.
     o Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Fund, including ETFs.
     o    Purchase domestic and foreign equity and fixed-income securities.
     o Invest in equity securities, which may include common and preferred stocks of large-, medium- and small- capitalization companies in both developed (including the U.S.) and emerging markets.
     o Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade (commonly known as "junk bonds").
     o Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.
     o Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
     o Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.
     o Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Fund may use various investment strategies such as hedging and other related transactions. For example, the Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Fund. In addition, these strategies may be used to gain exposure to a particular securities market. The Fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute "qualifying income" to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund's Chief Compliance Officer. See "Additional Information Concerning Taxes" in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

     o    Active Management Risk
     o    Credit and Counterparty Risk
     o    Derivatives Risk
     o    Equity Securities Risk
     o    ETFs Risk
     o    Fixed Income Securities Risk
     o    Foreign Securities Risk
     o    Investment Company Securities Risk
     o    Issuer Risk
     o    Liquidity Risk
     o    Short Sales Risk

AMERICAN GLOBAL DIVERSIFICATION TRUST

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:            To seek long term growth of capital.

Investment Strategies:           The Fund invests in other Funds and other investment
                                 companies (collectively, "Underlying Funds") as well as
                                 other types of investments as described below. Under normal market conditions, the Fund will invest a significant
                                 portion of its assets in securities, which include
                                 securities held by the Underlying Funds, that are located
                                 outside of the U.S.

The Fund operates as a fund of funds and currently primarily invests in five Underlying Funds of the American Funds Insurance Series: Bond Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund. The Fund is permitted to invest in five other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Growth Fund, International Fund, Growth-Income Fund, and Blue Chip Income and Growth Fund, each of which are described in Appendix A to the Prospectus, as well as other Underlying Funds as described below. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds, each of which are described in Appendix B to the Prospectus, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

Other Permitted Investments
The Fund may:

     o    Purchase U.S. government securities and short-term paper.
     o Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.
     o Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Fund, including ETFs.
     o    Purchase domestic and foreign equity and fixed-income securities.
     o Invest in equity securities, which may include common and preferred stocks of large-, medium- and small- capitalization companies in both developed (including the U.S.) and emerging markets.
     o Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade (commonly known as "junk bonds").
     o Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.
     o Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
     o Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.
     o Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Fund may use various investment strategies such as hedging and other related transactions. For example, the Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Fund. In addition, these strategies may be used to gain exposure to a particular securities market. The Fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute "qualifying income" to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund's Chief Compliance Officer. See "Additional Information Concerning Taxes" in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
     o    Active Management Risk
     o    Credit and Counterparty Risk
     o    Derivatives Risk
     o    Equity Securities Risk
     o    ETFs Risk
     o    Fixed Income Securities Risk
     o    Foreign Securities Risk
     o    Investment Company Securities Risk
     o    Issuer Risk
     o    Liquidity Risk
     o    Short Sales Risk

 ADDITIONAL INFORMATION ABOUTTHE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES
 ------------------------------------------------------------------------------

Risks of Investing in Certain Types of Securities
-------------------------------------------------

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management Risk

The Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund's investment objective. If the subadvisers' investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and Counterparty Risk

Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's securities. Even if the subadviser only uses hedging and other Strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other Strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. See "Hedging and Other Strategic Transactions" below.

Equity Securities Risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Value Investing Risk. The Funds may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A Fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk. The Funds may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A Fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Exchange Traded Funds ("ETFs") Risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed Income Securities Risk

Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed income securities commonly referred to as "junk" securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Debt Securities. Investment grade debt securities are securities of issuers rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P (or, if unrated, of comparable quality as determined by the subadviser).

Investment Grade Fixed Income Securities in the Lowest Rating Category Risk. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P), commonly known as "junk bonds." The principal risks of investing in these securities are as follows:

     o Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

     o Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

     o Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

     o Dependence on Subadviser's Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

     o Additional Risks Regarding Lower Rated Corporate Fixed Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

     o Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities Risk". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign Securities Risk

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

     o Currency Fluctuations. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the lack of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

     o Political and Economic Conditions. Investments in foreign securities subject a Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

     o Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

     o Nationalization of Assets. Investments in foreign securities subject a Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

     o Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

     o Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Investment Company Securities Risk

Each Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the SAI for further information regarding investments in other investments companies.

Issuer Risk

An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk

A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Short Sales Risk

See "Short Sales" under "Additional Information About the Funds' Investment Policies."

Additional Information about the Funds' Investments
---------------------------------------------------

Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A Fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets. See "Repurchase Agreement" under "Additional Information About the Funds' Investment Policies."

Hedging and Other Strategic Transactions

The Funds are authorized to use a variety of hedging or other strategic investment strategies and transactions. These strategies and transactions will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Funds. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies and transactions may also be used to gain exposure to a particular market or market risk. The hedging and other strategic transactions which may be used but are not limited to the following:

     o exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,
     o financial futures contracts (including stock index and other securities futures),
     o interest rate transactions*,
     o currency transactions**,
     o swap transactions (including but not limited to interest rate, index, equity, credit default, currency and commodity swaps, as well as other credit, equity and commodity derivatives),
     o caps, floors and collars, and
     o structured notes, and similar securities.

* A Fund's interest rate transactions may take the form of swaps, caps, floors, collars, futures and options, among other transactions.

**A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts, among other transactions.

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the Funds.

Hedging and other strategic transactions may be used for the following purposes, among others:
     o to attempt to protect against possible changes in the market value of securities held or to be purchased by the Funds resulting from securities markets or currency exchange rate fluctuations,
     o to protect a Fund's unrealized gains in the value of its securities,
     o to facilitate the sale of a Fund's securities for investment purposes,
     o to manage the effective maturity or duration of a Fund's securities,
     o to establish a position in the derivatives markets as a method of gaining exposure to a particular market or market risk, or
     o to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Illiquid Securities

Each Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

The Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. The Funds bear the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The Funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The Funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund's NAV, the Funds will cover the transaction as described above.

Repurchase Agreements

The Funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The Funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's NAV, the Funds will cover the transaction as described above.

Short Sales

The Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

U.S. Government Securities

The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

Warrants

The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued Securities/Forward Commitments

In order to help ensure the availability of suitable securities, a Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

                                MANAGEMENT OF JHT
                                -----------------

Advisory Arrangements

John Hancock Investment Management Services, LLC (the "Adviser") is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Adviser Act. The ultimate controlling parent of the Adviser is MFC, a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all Funds. The Adviser does not itself manage any of JHT portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each Fund,
(ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Trustees of JHT.

A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for the American Fundamental Holdings Trust and American Global Diversification Trust will be available in JHT's annual report to shareholders for the six month period ended December 31, 2007.

JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a Fund) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

As compensation for its services, the Adviser receives a fee from JHT computed separately for each Fund.

Under the advisory agreement, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a Fund by the value of the net assets of the Fund at the close of business on the previous business day of JHT. The following tables present a schedule of the management fees each Fund currently is obligated to pay the Adviser as an annual percentage of the current value of the Fund's net assets.



    American Fundamental Holdings Trust     0.05%
    American Global Diversification Trust   0.05%



Advisory Fee Waivers and Expense Reimbursements

Advisory Fee Waiver for All Funds of JHT Except Those Noted Below. Effective January 1, 2006, the Adviser agreed to waive its management fee for certain Funds of JHT or otherwise reimburse certain of the expenses of those Funds (the "Participating Funds") as set forth below (the "Reimbursement"). The Participating Funds are all Funds of JHT except the following:

    The five Lifestyle Trusts
    Absolute Return Trust
    American Bond Trust
    American Growth Trust
    American International Trust
    American Blue Chip Income and Growth Trust
    American Growth-Income Trust
    American Global Growth Trust
    American High-Income Bond Trust
    American New World Trust
    American Global Small Capitalization Trust
    American Asset Allocation Trust
    Money Market Trust B
    500 Index Trust B
    International Equity Index Trust B
    Bond Index Trust B
    Index Allocation Trust
    Franklin Templeton Founding Allocation Trust

    American Fundamental Holdings Trust
    American Global Diversification Trust


The Reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to JHT and approval of the Board of Trustees of JHT.


American Fundamental Holdings Trust and American Global Diversification Trust. The Adviser has contractually agreed to waive the advisory fee for the Funds until November 1, 2008. This waiver may be terminated any time after November 1, 2008.




Contractual Expense Limitation

[American Fundamental Holdings Trust and American Global Diversification Trust. The Adviser has contractually agreed to reimburse the Funds' Expenses that exceed [0.025%] of its average annual net assets. Expenses means all expenses of the Funds excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) Underlying Fund expenses, (d) taxes, (e) portfolio brokerage, (f) interest, and (g) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The Adviser has contractually agreed to reimburse Expenses until [November 1, 2008]. This reimbursement may be terminated any time after [November 1, 2008]].

Subadvisory Arrangements and Management Biographies

The Adviser has entered into subadvisory agreements with the subadviser to the Funds. Under these agreements, the subadviser manages the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHT. The subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund's investment goal and strategy as described above. The subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs.

Subadvisory Fees. The subadviser is compensated by the Adviser, subject to Board approval, and not by the Funds which it subadvises.

Set forth below is information about the subadviser and the portfolio manager for the Funds, including a brief summary of the portfolio manager's business career over the past five years. The SAI includes additional details about the Funds' portfolio manager, including information about his compensation, accounts he manages other than the Funds and his ownership of Fund securities.

MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the Funds of JHT for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund                                                                     Portfolio Manager
----                                                                     -----------------
American Fundamental Holdings Trust......................................Steve Orlich
American Global Diversification Trust....................................Steve Orlich

          o Steve Orlich (since inception). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global U.S.A. He joined MFC Global U.S.A. in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics. Appendix C of the SAI includes information about the portfolio manager, including information about his compensation, accounts he manages other than the Funds and his ownership of the Funds' shares, if any.

                      MULTICLASS PRICING; RULE 12B-1 PLANS
                      ------------------------------------

Multiple Classes of Shares


Each of the Funds may issue four classes of shares: NAV Shares, Series I shares, Series II and Series III shares.

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II and Series III shares, and voting rights.

The expenses of each Fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each Fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser's determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.


All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans of Each Class

NAV shares are not subject to a Rule 12b-1 fee.

Series I shares of each Fund are subject to a Rule 12b-1 fee of 0.60% of Series I share average daily net assets.

Series II shares of each Fund are subject to a Rule 12b-1 fee of up to 0.75% of Series II share average daily net assets.

Series III shares of each Fund are subject to a Rule 12b-1 fee of up to 0.25% of Series III share average daily net assets.


Rule 12b-1 fees will be paid to the JHT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor").

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class;
(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class); and
(iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.


                               GENERAL INFORMATION
                               -------------------

Taxes

The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under the heading -- "Additional Information Concerning Taxes". YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

Qualification as a Regulated Investment Company and Diversification Requirements Applicable to Insurance Company Separate Accounts

JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, each Fund will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no
direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a Fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

          o would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

          o the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts

Certain of MFC's life insurance subsidiaries (the "Insurance Companies") are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their "policyholder reserves." They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a "DAC tax charge" they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a "DAC tax adjustment." They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies' contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

Foreign Investments

When investing in foreign securities or currencies, a Fund may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a Fund of JHT.

Tax Implications for Insurance Contracts With Investments Allocated to JHT

For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the SAI for additional information on taxes.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each Fund. Dividends from the net investment income and the net capital gain, if any, for each Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash.

Purchase and Redemption of Shares

Shares of each Fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each Fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

          o trading on the New York Stock Exchange ("NYSE") is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;
          o an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
          o the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV

The NAV of each Fund is determined once daily as of the close of day-time trading of the NYSE, Monday through Friday, except that no determination is required on:
(i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current NAV of the shares of the Fund;
(ii) days during which no shares of such Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT; or
(iii) the following business holidays or the days on which such holidays are observed by the NYSE: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAV of each Funds is computed by:
(i) adding the sum of the value of the securities held by the Fund plus any cash or other assets it holds,
(ii) subtracting all its liabilities, and
(iii) dividing the result by the total number of shares outstanding of the Fund at such time.

Valuation of Securities

Securities held by each of the Funds with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees. Underlying Funds shares held by a fund of funds are valued at their NAV.

Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing a Fund's NAV are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the NAV for its portfolios. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the NYSE, JHT will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of an S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of an S&P index or of i-Shares, the pricing for all Funds that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the NAV of such Funds will be recommended to JHT's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that a Fund's NAV reflects the value of the Fund's securities as of the close of the NYSE (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Fund's assets that is invested in other open-end investment companies, that portion of the Fund's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

Disruptive Short Term Trading

None of the Funds of JHT is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities which may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser's ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment ("Disruptive Short-Term Trading").

The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a Fund's holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the Funds' portfolio securities. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce, during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target Funds with the following types of investments:
     1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its NAV.
     2. Funds with significant investments in high yield securities that are infrequently traded; and
     3. Funds with significant investments in small cap securities.

Market timers may also target Funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

The SAI of JHT contains a description of JHT's policies and procedures regarding disclosure of JHT portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings").

[Each of the American Fundamental Holdings Trust and American Global Diversification Trust invests in shares of other Funds. The holdings of each American Fundamental Holdings Trust and American Global Diversification Trust in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to their respective holdings. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT's Form N-CSR and Form N-Q will contain each Fund's entire portfolio holdings as of the applicable calendar quarter end.


http://www.jhannuities.com/marketing/general/ArticlePage.aspx?ContentId=4072&glo
--------------------------------------------------------------------------------
balNavID=18]
-----------


Purchasers of Shares of JHT

Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in JHT may not coincide. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies ("Variable Products"). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "John Hancock

Insurance Companies") and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHT as an underlying investment medium for exempt group annuity contracts ("Group Contracts") issued to certain qualified retirement plans (the "Plans"). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators ("TPAs") for the services they provide in connection the administration of the Plans. To the extent the John Hancock Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

                                   APPENDIX A
                                   ----------

DESCRIPTION OF THE AMERICAN FUND INSURANCE SERIES UNDERLYING FUNDS

The American Fundamental Holdings Trust and American Global Diversification Trust may invest in Class 1 shares of the American Fund Insurance Series' Funds (the "Underlying Funds"). The following tables set forth: (i) the names of the Underlying Funds and of their respective subadvisers; (ii) the expense ratios of the Class 1 shares of the Underlying Funds for the most recent fiscal year; and
(iii) brief descriptions of the Underlying Fund investment goals and principal strategies. Additional investment practices are described in the American Fund Insurance Series Funds' SAI and in the prospectuses for the Underlying Funds.

American Funds Insurance Series
Fund and                               Expense
Subadviser                             Ratio                 Goal and Principal Strategy
----------                             -------      -------------------------------------------
Global Growth Fund                     [ ]%         The fund seeks to make your investment grow over time by
Capital Research and Management                     investing primarily in common stocks of companies located
Company                                             around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.
Global Small Capitalization Fund       [ ]%         The fund seeks to make your investment grow over time by
Capital Research and Management                     investing primarily in stocks of smaller companies located
Company                                             around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small
                                                    market capitalizations, measured at the time of purchase.
                                                    However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market
                                                    action.
Growth Fund                            [ ]%         The fund seeks to make your investment grow by investing
Capital Research and Management                     primarily in common stocks of companies that appear to offe
Company                                             superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
International Fund                     [ ]%         The fund seeks to make your investment grow over time by
Capital Research and Management                     investing primarily in common stocks of companies located
Company                                             outside the United States. The fund is designed for
                                                    investors seeking capital appreciation through stocks.
                                                    Investors in the fund should have a long-term perspective
                                                    and be able to tolerate potentially wide price fluctuations.
New World Fund                         [ ]%         The fund seeks to make your investment grow over time by
Capital Research and Management                     investing primarily in stocks of companies with significant
Company                                             exposure to countries with developing economies and/or
                                                    markets. The fund may also invest in debt securities of
                                                    issuers, including issuers of lower rated bonds, with
                                                    exposure to these countries. The fund is designed for
                                                    investors seeking capital appreciation.
Blue Chip Income and Growth Fund       [ ]%         The fund seeks to produce income exceeding the average yield
Capital Research and Management                     on U.S. stocks generally (as represented by the average
Company                                             yield on S&P 500 Composite Index ("S&P 500") and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the
                                                    United States, with market capitalizations of $4 billion and above.
Growth-Income Fund                     [ ]%         The fund seeks to make your investment grow and provide you
Capital Research and Management                     with income over time by investing primarily in common
Company                                             stocks or other securities that demonstrate the potential
                                                    for appreciation and/or dividends. The fund may invest up to
                                                    15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500.
Asset Allocation Fund                  [ ]%         The fund seeks to provide you with high total return
Capital Research and Management                     (including income and capital gains) consistent with
Company                                              preservation of capital over the long term by

                                                    investing in a diversified portfolio of common stocks and
                                                    other equity securities, bonds and other intermediate and
                                                    long-term debt securities, and money market instruments
                                                    (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of
                                                    issuers domiciled outside the United States and not included in S&P 500, and up to 5% of its assets in debt securities of
                                                    non-U.S. issuers. In addition, the fund may invest up to 25%
                                                    of its debt assets in lower quality debt securities (rated
                                                    Ba or below by Moody's Investors Service and BB or below by
                                                    S&P or unrated but determined to be of equivalent quality).
Bond Fund                              [ ]%         The fund seeks to maximize your level of current income and
Capital Research and Management                     preserve your capital. Normally, the fund invests at least
Company                                             80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund will
                                                    invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may
                                                    invest up to 35% of its assets in bonds rated Ba or below by
                                                    Moody's Investors Service and BB or below by S&P or unrated but determined to be of equivalent quality.
High-Income Bond Fund                  [ ]%         The Fund seeks to provide you with a high level of current
Capital Research and Management                     income and, secondarily, capital appreciation by investing
Company                                             at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's
                                                    Investors Service or BB or below by Standard & Poor's
                                                    Corporation or unrated but determined to be of equivalent
                                                    quality). The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund
                                                    invests at least 80% of its assets in bonds.

                                   APPENDIX B
                                   ----------

DESCRIPTION OF THE JHT UNDERLYING FUNDS

The American Fundamental Holdings Trust and American Global Diversification Trust may invest in Series NAV shares of any of JHT's Funds except other JHT fund of funds and the JHT Feeder Funds (the "Underlying Portfolios"). The following tables set forth, separately for the fixed-income Underlying Funds and the equity Underlying Portfolios of JHT: (i) the names of the Underlying Funds and of their respective subadvisers; (ii) the expense ratios of the Series NAV shares of the Underlying Funds for the most recent fiscal year (or estimated expense ratios for the current fiscal year in the case of new portfolios); and
(iii) brief descriptions of the Underlying Fund investment goals and principal strategies. Additional investment practices are described in JHT's SAI and in the prospectuses for the Underlying Funds.

Fixed-Income Funds -- JHT

Fund and                               Estimated
Subadviser(s)                          Expense Ratio         Goal and Principal Strategy
------------                           -------------    -------------------------------------
Active Bond Trust                           0.64%       To seek  income and capital  appreciation.  Under  normal
Declaration Management & Research                       market  conditions,  the Fund invests at least 80% of its
LLC and MFC  Global Investment                          net assets (plus any borrowing for  investment  purposes)
Management (U.S.), LLC                                  in a diversified mix of debt securities and instruments.

Bond Index Trust A                          0.55%       To seek to track the performance of the Lehman Brothers
Declaration Management & Research                       Aggregate Bond Index (which represents the U.S. investment
LLC                                                     grade bond market). Under normal market conditions, the
                                                        Funds will invest at least 80% of their net assets (plus any borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.*
Core Bond Trust                             0.79%       To seek total return consisting of income and capital
Wells Capital Management, Incorporated                  appreciation. Under normal market conditions, the Fund
                                                        invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment
                                                        grade debt securities, including U.S. Government
                                                        obligations, corporate bonds, mortgage-backed and other
                                                        asset-backed securities and money market instruments.
Global Bond Trust                           0.80%       To seek maximum total return, consistent with preservation
Pacific Investment Management                           of capital and prudent investment management. Under normal
Company LLC                                             market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                        fixed income instruments, which may be represented by
                                                        futures contracts (including related options) with respect to such securities, and options on such securities. These
                                                        fixed income instruments may be denominated in non-U.S.
                                                        currencies or in U.S. dollars.
High Income Trust                           0.74%       To seek high current income; capital appreciation is a
MFC Global Investment Management                        secondary goal. Under normal market conditions, the Fund
(U.S.), LLC                                             invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents. These may include, but are not limited to, domestic and foreign
                                                        corporate bonds, debentures and notes, convertible
                                                        securities, preferred stocks, and domestic and foreign
                                                        government obligations.
High Yield Trust                            0.71%       To realize an above-average total return over a market cycle
Western Asset Management Company                        of three to five years, consistent with reasonable risk.
                                                        Under normal market conditions, the Fund invests at least
                                                        80% of its net assets (plus any borrowings for investment
                                                        purposes) at the time of investment in high yield
                                                        securities, including corporate bonds, preferred stocks,
                                                        U.S. Government and foreign securities, mortgage-backed
                                                        securities, loan assignments or participations
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
                                                        and convertible securities which have the following ratings
                                                        (or, if unrated, are considered by the subadviser to be of equivalent quality): Corporate Bonds, Preferred Stocks and
                                                        Convertible Securities -- Moody's (Ba through C); Standard &
                                                        Poor's (BB through D).
Income Trust                                0.41%       To seek to maximize income while maintaining prospects for
Franklin Advisers, Inc.                                 capital appreciation. Under normal market conditions, the
                                                        Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible
                                                        securities.
Investment Quality Bond Trust               0.67%       To provide a high level of current income consistent with
Wellington Management Company, LLP                      the maintenance of principal and liquidity. Under normal
                                                        market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                        bonds rated investment grade at the time of investment. The
                                                        Fund will tend to focus on corporate bonds and U.S.
                                                        government bonds with intermediate to longer term
                                                        maturities.
Money Market Trust                          0.51%       To obtain maximum current income consistent with
MFC Global Investment Management                        preservation of principal and liquidity. Under normal market
(U.S.A.) Limited                                        conditions, the Fund invests in high quality, U.S. dollar
                                                        denominated money market instruments.
Short-Term Bond Trust                       0.62%       To seek income and capital appreciation. Under normal market
Declaration Management & Research                       conditions, the Fund invests at least 80% of its net assets
LLC                                                     (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and
                                                        instruments. The securities and instruments will have an
                                                        average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Fund's net assets will be invested in high yield bonds.
Spectrum Income Trust                       0.93%       To seek a high level of current income with moderate share
T. Rowe Price Associates, Inc.                          price fluctuation. Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad
                                                        exposure primarily to domestic and international fixed
                                                        income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.
Strategic Bond Trust                        0.75%       To seek a high level of total return consistent with
Western Asset Management Company                        preservation of capital. Under normal market conditions, the
                                                        Fund invests at least 80% of its net assets (plus any
                                                        borrowings for investment purposes) in fixed income
                                                        securities.
Strategic Income Trust                      0.51%       To seek a high level of current income. Under normal market
MFC Global Investment Management                        conditions, the Fund invests at least 80% of its assets in
(U.S.), LLC                                             foreign government and corporate debt securities from
                                                        developed and emerging markets U.S. Government and agency
                                                        securities and domestic high yield bonds.
Total Return Trust                          0.76%       To seek maximum total return, consistent with preservation
Pacific Investment Management                           of capital and prudent investment management. Under normal
Company LLC                                             market conditions, the Fund invests at least 65% of its
                                                        total assets in a diversified fund of fixed income
                                                        instruments of varying maturities.
U.S. Government Securities Trust            0.64%       To obtain a high level of current income consistent with
Western Asset Management Company                        preservation of capital and maintenance of liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes)
                                                        in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or
                                                        instrumentalities and derivative
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

                                                        securities such as collateralized mortgage obligations
                                                        backed by such securities and futures contracts. The Fund
                                                        may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and
                                                        adjustable rate mortgage-backed securities, asset-backed
                                                        securities, corporate debt securities and money market
                                                        instruments.
U.S. High Yield Bond Trust                  0.79%       To seek total return with a high level of current income.
Wells Capital Management, Incorporated                  Under normal market conditions, the Fund invests at least
                                                        80% of its net assets (plus any borrowing for investment
                                                        purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as `junk bonds' or
                                                        high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Equity Funds -- JHT

500 Index Trust                             0.52%       To seek to approximate the aggregate total return of a broad
MFC Global Investment Management                        U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                        conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in (a) the
                                                        common stocks that are included in the S&P 500 Index and (b)
                                                        securities (which may or may not be included in the S&P 500
                                                        Index) that MFC Global (U.S.A.) believes as a group will
                                                        behave in a manner similar to the index.*
500 Index Trust B                           0.25%       To seek to approximate the aggregate total return of a broad
MFC Global Investment Management                        U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                        conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in (a) the
                                                        common stocks that are included in the S&P 500 Index and (b)
                                                        securities (which may or may not be included in the S&P 500
                                                        Index) that MFC Global (U.S.A.) believes as a group will
                                                        behave in a manner similar to the index.*
All Cap Core Trust                          0.83%       To seek long-term growth of capital. Under normal market
Deutsche Investment Management                          conditions, the Fund invests in  common stocks and other
Americas Inc.                                           equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.*
All Cap Growth Trust                        0.90%       To seek long-term capital appreciation. Under normal market
AIM Capital Management, Inc.                            conditions, the Fund invests its assets principally in
                                                        common stocks of companies that the subadviser believes
                                                        likely to benefit from new or innovative products, services or processes as well as those that have experienced
                                                        above-average, long-term growth in earnings and have
                                                        excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.
All Cap Value Trust                         0.87%       To seek capital appreciation. Under normal market
Lord, Abbett & Co. LLC                                  conditions, the Fund invests in equity securities of U.S.
                                                        and multinational companies in all capitalization ranges
                                                        that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market
                                                        capitalization range of the Russell 1000 Index. The Fund
                                                        will invest the remainder of its assets in mid-sized and
                                                        small company securities.*
Blue Chip Growth Trust                      0.83%       To provide long-term growth of capital. Current income is a
T. Rowe Price Associates, Inc.                          secondary objective. Under normal market conditions, the
                                                        Fund invests at least 80% of its net assets (plus any
                                                        borrowing for investment purposes) in the common stocks of large and medium-
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
                                                        sized blue chip growth companies. These are firms that, in the subadviser's view, are well established in their
                                                        industries and have the potential for above-average earnings growth.
Capital Appreciation Trust                  0.78%       To seek long-term growth of capital. Under normal market
Jennison Associates LLC                                 conditions, the Fund invests at least 65% of its total
                                                        assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have
                                                        above-average growth prospects. These companies are
                                                        generally medium- to large-capitalization companies.
Classic Value Trust                         0.91%       To seek long-term growth of capital. Under normal market
Pzena Investment Management, LLC                        conditions, the Fund invests at least 80% of its assets in domestic equity securities. The Fund may invest in
                                                        securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and
                                                        foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.
Core Equity Trust                           0.83%       To seek long-term capital growth. Under normal market
Legg Mason Capital Management, Inc.                     conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in equity
                                                        securities that, in the subadviser's opinion, offer the
                                                        potential for capital growth.
Dynamic Growth Trust                        0.96%       To seek long-term growth of capital. Under normal market
Deutsche Investment Management                          conditions, the Fund invests at least 80% of its net assets
Americas Inc.                                           in stocks and other equity securities of medium-sized U.S.
                                                        companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell Midcap Growth Index.*
Emerging Growth Trust                       1.05%       To seek superior long-term rates of return through capital
MFC Global Investment Management                        appreciation. Under normal market conditions, the Fund seeks
(U.S.), LLC                                             to achieve its objective by investing, primarily in high
                                                        quality securities (those with a proven track record of
                                                        performance and/or growth) and convertible instruments of
                                                        small-cap U.S. companies.
Emerging Small Company Trust                1.02%       To seek long term capital appreciation. Under normal market
RCM Capital Management LLC                              conditions, the Fund invests at least 80% of its net assets
                                                        (plus borrowings for investment purposes) at the time of
                                                        investment in securities of small cap companies. The
                                                        subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market
                                                        capitalization of any company contained in either the
                                                        Russell 2000 Index or the S&P Small Cap 600 Index.*
Emerging Markets Value Trust                1.12%       To seek long-term capital appreciation.  Under normal
Dimensional Fund Advisors                               circumstances, the Fund will invest at  least  80% of its net assets (plus any borrowings for investment purposes) in
                                                        companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.
Equity-Income Trust                         0.84%       To provide substantial dividend income and also long-term
T. Rowe Price Associates, Inc.                          capital appreciation. Under normal market conditions, the
                                                        Fund invests at least 80% of its net assets (plus any
                                                        borrowing for investment purposes) in equity securities,
                                                        with at least 65% in common stocks of well established
                                                        companies paying above-average dividends.
Financial Services Trust                    0.86%       To seek growth of capital. Under normal market conditions,
Davis Selected Advisers, L.P.                           the Fund invests at least 80% of its net assets (plus any
                                                        borrowings for investment purposes) in companies that, at
                                                        the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.
Fundamental Value Trust                     0.81%       To seek growth of capital. Under normal market conditions,
Davis Selected Advisers, L.P.                           the Fund invests in common stocks of U.S. companies with
                                                        market
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
                                                        capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations

Global Trust                                0.96%       To seek long-term capital appreciation. Under normal market
Templeton Global Advisors Limited                       conditions, the Fund invests primarily in the equity
                                                        securities of companies located throughout the world,
                                                        including emerging markets.
Global Allocation Trust                     0.98%       To seek total return, consisting of long-term capital
UBS Global Asset Management                             appreciation and current income. Under normal market
(Americas) Inc.                                         conditions, the Fund invests in equity and fixed income
                                                        securities of issuers located within and outside the U.S.
                                                        The Fund will allocate its assets between fixed income
                                                        securities and equity securities.
Global Real Estate Trust                    1.07%       To seek a combination of long-term capital appreciation and
Deutsche Investment Management                          current income. Under normal market conditions, the Fund
Americas Inc.                                           invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts ("REITs"), foreign entities with
                                                        tax-transparent structures similar to REITs and U.S. and
                                                        foreign real estate operating companies. Equity securities include common stock, preferred stock and securities
                                                        convertible into common stock. The Fund will be invested in issuers located in at least three different countries,
                                                        including the U.S.
Growth & Income Trust                       0.68%       To seek income and long-term capital appreciation. Under
Independence Investments LLC                            normal market conditions, the Fund invests at least 65% of its total assets in a diversified mix of common stocks of
                                                        large U.S. companies.
Growth Trust                                0.88%       To seek long-term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo & Co.                      conditions, the Fund invests in equity securities of U.S.
LLC                                                     companies that, at the time of investment, are included in the Russell 1000 Index, or have size and growth
                                                        characteristics similar to companies included in the Index.
                                                        The Fund seeks to achieve its objective by outperforming its benchmark, Russell 1000 Growth Index.*
Growth Opportunities Trust                  0.94%       To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo & Co.                      conditions, the Fund invests at least 80% of its net assets
LLC                                                     in small and mid-cap companies and seeks to achieve its
                                                        objective by outperforming its benchmark, the Russell 2500
                                                        Growth Index. The Fund typically makes equity investments in
                                                        U.S. companies whose stocks are included in the Russell 2500
                                                        Index, and in companies with total market capitalizations
                                                        similar to those of companies with stocks in the Index.*
Health Sciences Trust                       1.14%       To seek long-term capital appreciation. Under normal market
T. Rowe Price Associates, Inc.                          conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in common
                                                        stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of
                                                        products or services related to health care, medicine, or
                                                        the life sciences.
Income & Value Trust                        0.86%       To seek the balanced accomplishment of (a) conservation of
Capital Guardian Trust Company                          principal and (b) long-term growth of capital and income. Under normal market conditions, the Fund invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets between equity and fixed income securities. Generally, between 25% and 75% of the Fund's total assets will be invested in fixed income
                                                        securities unless the subadviser determines that some other proportion would better serve the Fund's investment objective.
International Core Trust                    0.99%       To seek high total return. The portfolio typically invests in a
Grantham, Mayo, Van Otterloo & Co.                      diversified portfolio of equity investments from developed
LLC                                                     markets other than the U.S. Under normal circumstances, the portfolio
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
                                                        invests at least 80% of its assets in equity investments
International Equity Index Trust A          0.56%       To seek to track the performance of abroad-based equity index of
SSgA Funds Management, Inc.                             foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. Under normal market
                                                        conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International
                                                        ("MSCI(R)") All CountryWorld Excluding U.S. Index.*
International Equity Index Trust B          0.35%       To seek to track the performance of abroad-based equity index of
SSgA Funds Management, Inc.                             foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. Under normal market
                                                        conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International
                                                        ("MSCI(R)") All CountryWorld Excluding U.S. Index.*
International Growth Trust                  1.04%       To seek high total return primarily through capital
Grantham, Mayo, Van Otterloo & Co.                      appreciation. Under normal market conditions, the Fund
LLC                                                     invests at least 80% of its total assets in equity
                                                        investments. The Fund typically invest in a diversified
                                                        portfolio of equity investments from a number of developed markets outside the U.S.
International Opportunities Trust           1.00%       To seek long-term growth of capital. Under normal market
Marsico Capital Management, LLC                         conditions, the Fund invests at least 65% of its total
                                                        assets in common stocks of foreign companies that are
                                                        selected for their long-term growth potential. The Fund
                                                        invests in companies of any size throughout the world. The
                                                        Fund invests in issuers from at least three different
                                                        countries not including the U.S. The Fund invests in common stocks of companies operating in emerging markets.
International Small Cap Trust               1.11%       To seek long-term capital appreciation. Under normal market
Templeton Investment Counsel, LLC                       conditions, the Fund will invest at least 80% of its net
                                                        assets (plus any borrowings for investment purposes) in
                                                        securities issued by foreign companies including emerging
                                                        markets which have total stock market capitalizations or
                                                        annual revenues of $4 billion or less.
International Small Company Trust           1.09%       To seek long-term capital appreciation. Under normal market
Dimensional Fund Advisors                               conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which
                                                        the Fund invests. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of
                                                        developed markets but may also invest in emerging markets.
International Value Trust                   0.93%       To seek long-term growth of capital. Under normal market
Templeton Investment Counsel, Inc.                      conditions, the Fund invests at least 65% of its total
                                                        assets in equity securities of companies located outside the
                                                        U.S., including in emerging markets.
Intrinsic Value Trust                       0.91%       To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo & Co.                      conditions, the Fund invests in equity securities of U.S.
LLC                                                     companies whose stocks, at the time of investment, are
                                                        included in the Russell 1000 Index, or in companies with
                                                        size and value characteristics similar to those of companies with stocks in the Index. The Fund seeks to achieve its
                                                        objective by outperforming its benchmark, the Russell 1000
                                                        Value Index.*
Large Cap Trust                             0.76%       To seek to maximize total return, consisting of capital
UBS Global Asset Management                             appreciation and current income. Under normal market
(Americas) Inc.                                         conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in equity
                                                        securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a
                                                        market capitalization range, at the time of investment,
                                                        equal to that of the Fund's benchmark, the Russell 1000
                                                        Index.*
Large Cap Value Trust                       0.88%       To seek long-term growth of capital. Under normal market
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
BlackRock Investment Management,                        conditions,  the Fund invests at least 80% of its net  assets
LLC                                                     (plus any borrowing for investment purposes) in equity
                                                        securities of large cap companies. The Fund will seek to
                                                        achieve this objective by investing in a diversified
                                                        portfolio of equity securities of large cap companies
                                                        located in the U.S. The Fund will seek to outperform the
                                                        Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal
                                                        valuations.*
Managed Trust                               0.72%       To seek income and long-term capital appreciation. Under
Grantham, Mayo, Van Otterloo & Co.                      normal market conditions, the Fund invests primarily in a
LLC and Declaration                                     diversified mix of: (a) common stocks of large
Management & Research LLC                               capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.
Mid Cap Index Trust                         0.52%       To seek to approximate the aggregate total return of a mid
MFC Global Investment Management                        cap U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                        conditions, the Fund invests at least 80% of it net assets
                                                        (plus any borrowings for investment purposes) in (a) the
                                                        common stocks that are included in the S&P 400 Index and (b)
                                                        securities (which may or may not be included in the S&P 400
                                                        Index) that MFC Global (U.S.A.) believes as a group will
                                                        behave in a manner similar to the index.*
Mid Cap Intersection Trust                  0.94%       To seek long-term growth of capital. Under normal market
Wellington Management Company, LLP                      conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in equity
                                                        securities of medium-sized companies with significant
                                                        capital appreciation potential. For the purposes of the
                                                        Fund, `medium-sized companies' are those with market
                                                        capitalizations, at the time of investment, within the
                                                        market capitalization range of companies represented in
                                                        either the Russell MidCap Index or the S&P Mid Cap 400
                                                        Index.*
Mid Cap Stock Trust                         0.88%       To seek long-term growth of capital. Under normal market
Wellington Management Company, LLP                      conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in equity
                                                        securities of medium-sized companies with significant
                                                        capital appreciation potential. For the Fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies
                                                        represented in either the Russell MidCap Index or the S&P
                                                        MidCap 400 Index.*
Mid Cap Value Equity Trust                  0.99%       To seek long-term growth of capital. Under normal market
RiverSource Investments, LLC                            conditions, the Fund invests at least 80% of its net assets
                                                        (including the amount of any borrowings for investment
                                                        purposes) in equity securities of medium-sized companies.
                                                        Medium-sized companies are those whose market
                                                        capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index.*
Mid Cap Value Trust                         0.90%       To seek capital appreciation. Under normal market
Lord, Abbett & Co. LLC                                  conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market
                                                        capitalization range of companies in the Russell MidCap
                                                        Index. The Fund invests 65% of its total assets in equity
                                                        securities which it believes to be undervalued in the
                                                        marketplace.*
Mid Value Trust                             1.06%       To seek long-term capital appreciation. Under normal market
T. Rowe Price Associates, Inc.                          conditions, the Fund invests at least 80% (usually higher)
                                                        of its net assets in companies with market capitalizations that are within the Russell Midcap Index or the Russell
                                                        Midcap Value Index. The Fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good
                                                        prospects for capital appreciation.*
Mutual Shares Trust                         1.06%       To seek capital appreciation, which may occasionally be
Franklin Mutual Advisers, LLC                           short-term. Income is a secondary objective. Under normal
                                                        market conditions,
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
                                                        the Fund invests mainly in equity securities (including
                                                        convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain
                                                        recognized or objective criteria (intrinsic value).
Natural Resources Trust                     1.06%       To seek long-term total return. Under normal market
Wellington Management Company, LLP                      conditions, the Fund will invest at least 80% of its net
                                                        assets (plus any borrowings for investment purposes) in
                                                        equity and equity-related securities of natural
                                                        resource-related companies worldwide, including emerging
                                                        markets. Natural resource-related companies include
                                                        companies that own or develop energy, metals, forest
                                                        products and other natural resources, or supply goods and
                                                        services to such companies.
Overseas Equity Trust                       1.12%       To seek long-term capital appreciation. Under normal market
Capital Guardian Trust Company                          conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in equity
                                                        securities of a diversified mix of large established and
                                                        medium-sized foreign companies located primarily in
                                                        developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.
Pacific Rim Trust                           1.01%       To achieve long-term growth of capital. Under normal market
MFC Global Investment Management                        conditions, the Fund invests at least 80% of its net assets
(U.S.A.) Limited                                        (plus any borrowings for investment purposes) in common
                                                        stocks and equity-related securities of established,
                                                        larger-capitalization non-U.S. companies located in the
                                                        Pacific Rim region, including emerging markets, that have
                                                        attractive long-term prospects for growth of capital.
                                                        Current income from dividends and interest will not be an
                                                        important consideration in the selection of Fund securities.
Quantitative All Cap Trust                  0.76%       To seek long-term growth of capital. Under normal market
MFC Global Investment Management                        conditions, the Fund invests at least 65% of its total
(U.S.A.) Limited                                        assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the
                                                        three market capitalization ranges of large, mid and small.
Quantitative Mid Cap Trust                  0.87%       To seek long-term capital growth. Under normal market
MFC Global Investment Management                        conditions, the Fund invests at least 80% of its net assets
(U.S.A.) Limited                                        (plus any borrowings for investment purposes) in U.S.
                                                        mid-cap stocks, convertible preferred stocks, convertible
                                                        bonds and warrants. U.S. mid-cap stocks are defined by
                                                        Morningstar. The Fund may also invest up to 20% of its
                                                        assets in large-cap stocks, convertible preferred stocks,
                                                        convertible bonds and warrants in an effort to reduce
                                                        overall Fund volatility and increase performance.
Quantitative Value Trust                    0.73%       To seek long-term capital appreciation. Under normal market
MFC Global Investment Management                        conditions, the Fund invests at least 65% of its total
(U.S.A.) Limited                                        assets in large-cap U.S. securities with the potential for long-term growth of capital.
Real Estate Equity Trust                    0.90%       To seek long-term growth through a combination of capital
T. Rowe Price Associates, Inc.                          appreciation and current income. Under normal market
                                                        conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least
                                                        50% of assets to, real estate activities.
Real Estate Securities Trust                0.73%       To seek to achieve a combination of long-term capital
Deutsche Investment Management                          appreciation and current income. Under normal market
Americas Inc.                                           conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in equity
                                                        securities of REITs and real estate companies. Equity
                                                        securities include common stock, preferred stock

                                                        and securities convertible into common stock.
Real Return Bond Trust                      0.77%       To seek maximum real return, consistent with preservation of
Pacific Investment Management                           real capital and prudent investment management. Under normal
Company LLC                                             market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in
                                                        inflation-indexed bonds of varying maturities issued by the
                                                        U.S. and non-U.S. governments, their agencies or
                                                        instrumentalities and corporations.
Science & Technology Trust                  1.15%       To seek long-term growth of capital. Current income is
T. Rowe Price Associates, Inc. and RCM                  incidental to the Fund's objective. Under normal market
Capital Management LLC                                  conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the
                                                        development, advancement, and/or use of science and
                                                        technology. For purposes of satisfying this requirement,
                                                        common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.
Small Cap Intrinsic Value Trust             0.97%       To seek long-term capital appreciation. Under normal market
MFC Global Investment Management                        conditions, the Fund invests at least 80% of its net assets
(U.S.), LLC                                             (plus any borrowing for investment purposes) in equity
                                                        securities of small-capitalization companies. Equity
                                                        securities include common and preferred stocks and their
                                                        equivalents.*
Small Cap Trust                             0.89%       To seek maximum capital appreciation consistent with
Independence Investments LLC                            reasonable risk to principal. Under normal market
                                                        conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowing for investment purposes) in equity
                                                        securities of small-cap companies whose market
                                                        capitalizations, at the time of investment, do not exceed
                                                        the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index, and (c) the
                                                        market capitalization of the companies in the S&P Small Cap
                                                        600 Index.*
Small Cap Growth Trust                      1.16%       To seek long-term capital appreciation. Under normal
Wellington Management Company, LLP                      market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                        small-cap companies. For the purposes of the Fund, "small
                                                        cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market
                                                        capitalization of any company represented in either the
                                                        Russell 2000 Index or the S&P Small Cap 600 Index.*
Small Cap Index Trust                       0.52%       To seek to approximate the aggregate total return of a small
MFC Global Investment Management                        cap U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                        conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in (a) the
                                                        common stocks that are included in the Russell 2000 Index
                                                        and (b) securities (which may or may not be included in the
                                                        Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*
Small Cap Opportunities Trust               1.02%       To seek long-term capital appreciation. Under normal market
Munder Capital Management                               conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in equity
                                                        securities of small-capitalization companies.
                                                        Small-capitalization companies are those companies with
                                                        market capitalizations, at the time of investment, within
                                                        the range of the companies in the Russell 2000 Index.*
Small Cap Value Trust                       1.11%       To seek long-term capital appreciation. Under normal market
Wellington Management Company, LLP                      conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various
                                                        measures and offer good prospects for capital appreciation.
                                                        For the purposes of the Fund, "small cap companies" are


                                                        those with market capitalizations, at the time of
                                                        investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P Small Cap 600 Index.*
Small Company Trust                         1.31%       To seek long-term capital growth. Under normal market
American Century Investment                             conditions, the Fund invests at least 80% of its net assets
Management, Inc.                                        (plus any borrowing for investment purposes) in stocks of
                                                        U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index.*
Small Company Growth Trust                  1.11%       To seek long-term growth of capital. Under normal market
AIM Capital Management, Inc.                            conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a
                                                        company to be a small-capitalization company if it has a
                                                        market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell
                                                        2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.*
Small Company Value Trust                   1.06%       To seek long-term growth of capital. Under normal market
T. Rowe Price Associates, Inc.                          conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any
                                                        security in the Russell 2000 Index. The Fund invests in
                                                        small companies whose common stocks are believed to be
                                                        undervalued.*
Special Value Trust                         1.03%       To seek long-term capital growth. Under normal market
ClearBridge Advisors, LLC                               conditions, the Fund invests at least 80% of its net assets in common stocks and other equity securities of small
                                                        capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalizations at the
                                                        time of investment are no greater than (a) $3 billion or (b)
                                                        the highest month-end market capitalization value of any
                                                        stock in the Russell 2000 Index for the previous 12 months, whichever is greater.*
Total Stock Market Index Trust              0.52%       To seek to approximate the aggregate total return of a broad
MFC Global Investment Management                        U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                        conditions, the Fund invests at least 80% of its net assets
                                                        (plus any borrowings for investment purposes) in (a) the
                                                        common stocks that are included in the Dow Jones Wilshire
                                                        5000 Index and (b) securities (which may or may not be
                                                        included in the Dow Jones Wilshire 5000 Index) that MFC
                                                        Global (U.S.A.) believes as a group will behave in a manner similar to the index.*
U.S. Core Trust                             0.82%       To seek a high total return. Under normal market conditions,
Grantham, Mayo, Van Otterloo & Co.                      the Fund invests at least 80% of its net assets (plus any
LLC                                                     borrowing for investment purposes) in investments tied
                                                        economically to the U.S. and it invests in equity
                                                        investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth
                                                        characteristics similar to companies that issue stocks
                                                        included in the Index.*
U.S. Global Leaders Growth Trust            0.72%       To seek long-term growth of capital. Under normal market
Sustainable Growth Advisers, L.P.                       conditions, the Fund invests least 80% of its net assets
                                                        (plus any borrowing for investment purposes) in stocks of
                                                        companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the
                                                        subadviser to have a high degree of predictability and above average sustainable long-term growth.


U.S. Large Cap Trust                        0.87%       To seek long-term growth of capital and income. Under normal

Capital Guardian Trust Company                          market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                        equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.
U.S. Multi Sector Trust                     0.81%       To seek long term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo & Co.                      conditions, the Fund invests at least 80% of its net assets
LLC                                                     (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to
                                                        achieve its objective by outperforming its benchmark, the
                                                        Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently
                                                        maintained and published equity index which measures the
                                                        performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.*
Utilities Trust                             0.95%       To seek capital growth and current income (income above that
Massachusetts Financial Services                        available from the Fund invested entirely in equity
Company                                                 securities). Under normal market conditions, the Fund
                                                        invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).
Value & Restructuring Trust                 0.87%       To seek long-term capital appreciation. Under normal market
UST Advisers, Inc.                                      conditions, the Fund invests at least 65% of its total
                                                        assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not
                                                        reflect the economic value of the company's assets, but
                                                        where the subadviser believes restructuring efforts or
                                                        industry consolidation will serve to highlight the true
                                                        value of the company.
Value Trust                                 0.78%       To realize an above-average total return over a market
Van Kampen                                              cycle of three to five years, consistent with reasonable
                                                        risk. Under normal market conditions, the Fund invests in
                                                        equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index.*
Value Opportunities Trust                   0.89%       To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo & Co.                      conditions, the Fund invests at least 80% of its assets in
LLC                                                     securities of small- and mid-cap companies and the Fund
                                                        seeks to achieve its objective by outperforming its
                                                        benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with
                                                        similar market capitalizations ("small- and mid-cap
                                                        companies").*
Vista Trust                                 1.01%       To seek long-term capital growth. Under normal market
American Century Investment                             conditions, the Fund invests in common stocks of companies
Management, Inc.                                        that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

*"Lehman-Brothers Aggregate Bond(R)" is a trademark of Lehman Brothers, Inc. "S&P 400(R)", "S&P 500(R)", "S&P Mid Cap 400(R)", and "S&P Small Cap 600(R)" are
trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)", "Russell 1000 Value(R)", "Russell 1000 Growth(R)", "Russell 2000(R)", "Russell 2500(R)", "Russell 2500 Value(R)", "Russell 2500 Growth(R)", "Russell 3000(R)", "Russell MidCap(R)", "Russell MidCap Growth(R)", "Russell MidCap Value(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" and "Dow Jones Wilshire 5000(R)" are trademarks of Wilshire Associates. "MSCI All CountryWorld Excluding US(R)" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

                                   APPENDIX C
                                   ----------

Historical Performance of Corresponding:

                   American Funds Insurance Series Strategy I

    The American Fundamental Holdings Trust of JHT ("JHT Fundamental Holdings Trust") is expected to commence operations on November 1, 2007, and performance information for this fund is not presented in the Prospectus. The JHT Fundamental Holdings Trust is a fund of funds, which will invest in the Bond Fund, Growth Fund, Growth-Income Fund, and International Fund, each a series of American Funds Insurance Series ("Underlying Funds"). This Appendix provides additional information about the past performance of the Underlying Funds. Together, the Underlying Funds comprise the American Funds Insurance Series Strategy I. The Adviser anticipates using this model of the American Funds Insurance Series Strategy I as the basis for managing the JHT Fundamental Holdings Trust. This Appendix also provides additional information about the past performance of the American Funds Insurance Series Strategy I.

    This Appendix presents past performance information for each Underlying Fund and the American Funds Insurance Series Strategy I.

    The past performance of the American Funds Insurance Series Strategy I has been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the American Funds Insurance Series Strategy I may be lower than the total operating expenses of the JHT Fundamental Holdings Trust, in which case the American Funds Insurance Series Strategy I performance shown would have been lower had the total operating expense of the corresponding funds been used to compute the performance.

    The American Funds Insurance Series Strategy I performance is no guarantee of future results in managing the JHT Fundamental Holdings Trust or portion thereof. The information in this Appendix does not represent the performance of the JHT Fundamental Holdings Trust or any predecessor to it. Please note the following cautionary guidelines in reviewing this Appendix:

     o Performance figures are not the performance of the JHT Fundamental Holdings Trust. The performance shown for American Funds Insurance Series Strategy I is not an indication of how the JHT Fundamental Holdings Trust or portion thereof would have performed in the past or will perform in the future. The JHT Fundamental Holdings Trust's performance will be different from the American Funds Insurance Series Strategy I due to factors such as cash flows in and out of the Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.

     o Although the JHT Fundamental Holdings Trust is modeled after the American Funds Insurance Series Strategy I, the JHT Fundamental Holdings Trust may: (1) change the percentage of the fund's assets allocated to any Underlying Fund at any time in the future; and (2) the assets under management of each of the Underlying Funds will increase or decrease depending upon the performance and market-value of those Underlying Funds.

     o Initially, the JHT Fundamental Holdings Trust expects to allocate its assets approximately equally to each of the Underlying Funds. You should consider the JHT Fundamental Holdings Trust's discretion to change the asset allocation among the Underlying Funds, and to eventually invest in other funds, when reviewing the Underlying Funds' and American Funds Insurance Series Strategy I's performance.

    Performance information -- a bar chart and a table -- is presented on the following pages for Class 1 shares of the Underlying Funds. The bar chart shows how each Underlying Fund's total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

    Neither the JHT Fundamental Holdings Trust nor the Underlying Funds have front-end or deferred sales charges. However, Class I shares and Class II shares of the JHT Fundamental Holdings Trust have other expenses including advisory and Rule 12b-1 fees. The performance shown in the bar charts and tables for the Class 1 shares of the American Funds Insurance Series Strategy I would be lower if adjusted to reflect the expenses of the Series II shares of the JHT Fundamental Holdings Trust. The performance shown in the bar charts and tables would also be lower if the adviser to the Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Fundamental Holdings Trust serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. If such fees and expenses had been reflected, performance would be lower. As indicated above, past performance does not indicate future results. It is important to note that the performance results presented below do not represent the performance of the JHT Fundamental Holdings Trust and are no indication of how it would have performed in the past or will perform in the future.

                   AMERICAN FUNDS INSURANCE SERIES STRATEGY I

    The American Funds Insurance Series Strategy I represents a composite of the performance of the Underlying Funds. The Adviser anticipates using this model as the basis for managing the JHT Fundamental Holdings Trust. However, although the JHT Fundamental Holdings Trust will initially be allocated equally among the Underlying Funds, it will have the discretion to change its allocations and may in the future invest in other funds.

                   American Funds Insurance Series Strategy I
                           Calendar Year Total Returns

                                   1996      12.81%
                                   1997      18.82%
                                   1998      18.32%
                                   1999      27.27%
                                   2000       1.89%
                                   2001      -3.79%
                                   2002     -11.54%
                                   2003      27.17%
                                   2004      10.92%
                                   2005       9.39%
                                   2006      11.97%


                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                            One                    Five              Ten
                                            Year                   Year              Year
Class 1 Shares                              11.97%                 8.85%             10.36%
65% S&P 500/35% LB Aggregate Bond Index     11.69%                 6.03%             7.97%

    Index (reflects no fees or taxes)
          65% S&P 500/35% LB Aggregate Bond Index

    The bar chart shows how the American Funds Insurance Series Strategy I ("Strategy I") total return has varied from year to year, while the tables show a hypothetical performance of the Strategy I (along with a broad-based market index for reference). The hypothetical performance of the Strategy I is adjusted to be shown net of the fees and expenses of the Underlying Funds. The Strategy I does not reflect the advisory fee and certain other fees paid by the JHT Fundamental Holdings Trust. If such higher fees and expenses were reflected in the Strategy I performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Strategy I reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. The information presented is based upon the hypothetical assumption that the Strategy I invested in a one-fourth allocation in each of the Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

                               INTERNATIONAL FUND

    Class 1, total returns:

    Best quarter: Q4 1999, 42.46%

    Worst quarter: Q3 2002, -19.6 %

    Index (reflects no fees or taxes)

    MSCI EAFE Index

Net assets of International Fund as of December 31, 2006: $_____ billion across all share classes; $______ billion in Class 1 shares

                           International Fund, Class 1
                           Calendar Year Total Returns
                                   1991      11.76%
                                   1992      -0.82%
                                   1993      34.33%
                                   1994       1.91%
                                   1995      12.65%
                                   1996      17.52%
                                   1997       9.07%
                                   1998      21.22%
                                   1999      76.41%
                                   2000     -21.85%
                                   2001     -19.74%
                                   2002     -14.57%
                                   2003      35.12%
                                   2004      19.66%
                                   2005      21.78%
                                   2006      19.35%

                           International Fund, Class 1
                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                                    One               Five                   Ten
                                                                    Year              Years                  Years
Class 1                                                             19.35%            14.96%                 11.38%
MSCI EAFE Index                                                     26.86%            15.43%                 8.06%
Class 1 of International Fund was first offered on _______.

    [International Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the International Fund had not reimbursed certain expenses of the portfolio during the periods shown.]

                                   GROWTH FUND

    Class 1, total returns:

    Best quarter: Q4 1999, 30.77%

    Worst quarter: Q3 2001, -27.13%

    Index (reflects no fees or taxes)

    S&P 500 Index

Net assets of Growth Fund as of December 31, 2006: $_____ billion across all share classes; $______ billion in Class 1 shares

                               Growth Fund, Class 1
                           Calendar Year Total Returns
                                1985       20.16%
                                1986       30.46%
                                1987        8.18%
                                1988       14.58%
                                1989       31.25%
                                1990       -4.37%
                                1991       33.26%
                                1992       10.79%
                                1993       16.34%
                                1994        0.49%
                                1995       33.27%
                                1996       13.35%
                                1997       30.10%
                                1998       35.54%
                                1999       57.62%
                                2000        4.72%
                                2001      -17.95%
                                2002      -24.27%
                                2003       37.16%
                                2004       12.75%
                                2005       16.48%
                                2006       10.48%

                              Growth Fund, Class 1
                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                          One               Five                   Ten
                                                          Year              Years                  Years
Class 1                                                   10.48%            8.55%                  13.66%
S&P 500 Index                                             15.80%            6.19%                  8.42%
Class 1 of Growth Fund was first offered on _______.

    [Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Growth Fund had not reimbursed certain expenses of the portfolio during the periods shown.]

                               GROWTH-INCOME FUND

    Class 1, total returns:

    Best quarter: Q4 1998, 18.91%

    Worst quarter: Q3 1987, -21.31%

    Index (reflects no fees or taxes)

    S&P 500 Index

Net assets of Growth-Income Fund as of December 31, 2006: $_____ billion across all share classes; $______ billion in Class 1 shares

                           Growth-Income Fund, Class 1
                           Calendar Year Total Returns
                                1985      37.40%
                                1986      22.20%
                                1987       0.66%
                                1988      14.48%
                                1989      25.43%
                                1990      -2.55%
                                1991      24.07%
                                1992       7.94%
                                1993      12.31%
                                1994       2.08%
                                1995      32.97%
                                1996      18.71%
                                1997      25.85%
                                1998      18.38%
                                1999      11.49%
                                2000       8.25%
                                2001       2.78%
                                2002     -18.15%
                                2003      32.76%
                                2004      10.65%
                                2005       6.08%
                                2006      15.48%

                           Growth-Income Fund, Class 1
                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                               One               Five                   Ten
                                                               Year              Years                  Years
Class 1                                                        15.48%            8.05%                  10.53%
S&P 500 Index                                                  15.80%            6.19%                  8.42%
Class 1 of Growth-Income Fund was first offered on _______.

    [Growth-Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Growth-Income Fund had not reimbursed certain expenses of the portfolio during the periods shown.]

                                    BOND FUND

    Class 1, total returns:

    Best quarter: Q4 2002, 5.15%

    Worst quarter: Q1 1996, -2.10%

    Index (reflects no fees or taxes)

    LB Aggregate Bond Index

Net assets of Bond Fund as of December 31, 2006: $_____ billion across all share classes; $______ billion in Class 1 shares

                               Bond Fund, Class 1
                           Calendar Year Total Returns

                                 1996     5.84
                                 1997    10.13
                                 1998     4.37
                                 1999      2.8
                                 2000     5.21
                                 2001     8.47
                                 2002     4.26
                                 2003    13.06
                                 2004     6.05
                                 2005     1.79
                                 2006     7.31

                               Bond Fund, Class 1
                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                         One               Five                   Ten
                                                         Year              Years                  Years
Class 1                                                  7.31%             6.43%                  6.29%
LB Aggregate Bond Index                                  4.33%             5.06%                  6.24%
Class 1 of Bond Fund was first offered on _______.

[Bond Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Bond Fund had not reimbursed certain expenses of the portfolio during the periods shown.]

Historical Performance of Corresponding:

                   American Funds Insurance Series Strategy II

    The American Global Diversification Trust of JHT ("JHT Global Diversification Trust") is expected to commence operations on November 1, 2007, and performance information for this fund is not presented in the Prospectus. The JHT Global Diversification Trust is a fund of funds, which will invest in the Bond Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund, each a series of American Funds Insurance Series ("Underlying Funds"). This Appendix provides additional information about the past performance of the Underlying Funds. Together, the Underlying Funds comprise the American Funds Insurance Series Strategy II. The Adviser anticipates using this model of the American Funds Insurance Series Strategy II as the basis for managing the JHT Global Diversification Trust. This Appendix also provides additional information about the past performance of the American Funds Insurance Series Strategy II.

    This Appendix presents past performance information for each Underlying Fund and the American Funds Insurance Series Strategy II.

    The past performance of the American Funds Insurance Series Strategy II has been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the American Funds Insurance Series Strategy II may be lower than the total operating expenses of the JHT Global Diversification Trust, in which case the American Funds Insurance Series Strategy II performance shown would have been lower had the total operating expense of the corresponding funds been used to compute the performance.

    The American Funds Insurance Series Strategy II performance is no guarantee of future results in managing the JHT Global Diversification Trust or portion thereof. The information in this Appendix does not represent the performance of the JHT Global Diversification Trust or any predecessor to it. Please note the following cautionary guidelines in reviewing this Appendix:

     o Performance figures are not the performance of the JHT Global Diversification Trust. The performance shown for American Funds Insurance Series Strategy II is not an indication of how the JHT Global Diversification Trust or portion thereof would have performed in the past or will perform in the future. The JHT Global Diversification Trust's performance will be different from the American Funds Insurance Series Strategy II due to factors such as cash flows in and out of the Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.

     o Although the JHT Global Diversification Trust is modeled after the American Funds Insurance Series Strategy II, the JHT Global Diversification Trust may: (1) change the percentage of the fund's assets allocated to any Underlying Fund at any time in the future; and
          (2) the assets under management of each of the Underlying Funds will increase or decrease depending upon the performance and market-value of those Underlying Funds.

     o Initially, the JHT Global Diversification Trust expects to allocate its assets approximately equally to each of the Underlying Funds. You should consider the JHT Global Diversification Trust's discretion to change the asset allocation among the Underlying Funds, and to eventually invest in other funds, when reviewing the Underlying Funds' and American Funds Insurance Series Strategy II's performance.

    Performance information -- a bar chart and a table -- is presented on the following pages for Class 1 shares of the Underlying Funds. The bar chart shows how each Underlying Fund's total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

    Neither the JHT Global Diversification Trust nor the Underlying Funds have front-end or deferred sales charges. However, Class I shares and Class II shares of the JHT Global Diversification Trust have other expenses including advisory and Rule 12b-1 fees. The performance shown in the bar charts and tables for the Class 1 shares of the American Funds Insurance Series Strategy II would be lower if adjusted to reflect the expenses of the Series II shares of the JHT Global Diversification Trust. The performance shown in the bar charts and tables would also be lower if the adviser to the Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Global Diversification Trust serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. If such fees and expenses had been reflected, performance would be lower. As indicated above, past performance does not indicate future results. It is important to note that the performance results presented below do not represent the performance of the JHT Global Diversification Trust and are no indication of how it would have performed in the past or will perform in the future.

                   AMERICAN FUNDS INSURANCE SERIES STRATEGY II

    The American Funds Insurance Series Strategy II represents a composite of the performance of the Underlying Funds. The Adviser anticipates using this model as the basis for managing the JHT Global Diversification Trust. However, although the JHT Global Diversification Trust will initially be allocated equally among the Underlying Funds, it will have the discretion to change its allocations and may in the future invest in other funds.

                   American Funds Insurance Series Strategy II
                           Calendar Year Total Returns

                                   1996     12.81%
                                   1997     18.82%
                                   1998     18.32%
                                   1999     27.27%
                                   2000      1.89%
                                   2001     -3.79%
                                   2002    -11.54%
                                   2003     27.17%
                                   2004     10.92%
                                   2005      9.39%
                                   2006     11.97%

                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                          One                    Five              Ten
                                                          Year                   Year              Year
Class 1 Shares                                            11.97%                 8.85%             10.36%
65% S&P 500/35% LB Aggregate Bond Index                   11.69%                 6.03%             7.97%

    Index (reflects no fees or taxes)
65% S&P 500/35% LB Aggregate Bond Index

    The bar chart shows how the American Funds Insurance Series Strategy II ("Strategy II") total return has varied from year to year, while the tables show a hypothetical performance of the Strategy II (along with a broad-based market index for reference). The hypothetical performance of the Strategy II is adjusted to be shown net of the fees and expenses of the Underlying Funds. The Strategy II does not reflect the advisory fee and certain other fees paid by the JHT Global Diversification Trust. If such higher fees and expenses were reflected in the Strategy II performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Strategy II reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. The information presented is based upon the hypothetical assumption that the Strategy II invested in a one-fourth allocation in each of the Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

                                    BOND FUND

    Class 1, total returns:

    Best quarter: Q4 2002, 5.15%

    Worst quarter: Q1 1996, -2.10%

    Index (reflects no fees or taxes)

    LB Aggregate Bond Index

Net assets of Bond Fund as of December 31, 2006: $_____ billion across all share classes; $______ billion in Class 1 shares

                               Bond Fund, Class 1
                           Calendar Year Total Returns
                                 1996     5.84
                                 1997    10.13
                                 1998     4.37
                                 1999      2.8
                                 2000     5.21
                                 2001     8.47
                                 2002     4.26
                                 2003    13.06
                                 2004     6.05
                                 2005     1.79
                                 2006     7.31

                               Bond Fund, Class 1
                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                             One               Five                   Ten
                                                             Year              Years                  Years
Class 1                                                      7.31%             6.43%                  6.29%
LB Aggregate Bond Index                                      4.33%             5.06%                  6.24%
Class 1 of Bond Fund was first offered on _______.

[Bond Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Bond Fund had not reimbursed certain expenses of the portfolio during the periods shown.]

                               GLOBAL GROWTH FUND

    Class 1, total returns:

    Best quarter: Q4 1999, 41.07%

    Worst quarter: Q3 2001, -20.39 %

    Index (reflects no fees or taxes)

    MSCI World Index

Net assets of Global Growth Fund as of December 31, 2006: $_____ billion across all share classes; $______ billion in Class 1 shares

                           Global Growth Fund, Class 1
                           Calendar Year Total Returns
                                 1998      29.04%
                                 1999      70.01%
                                 2000     -18.71%
                                 2001     -13.98%
                                 2002     -14.45%
                                 2003      35.64%
                                 2004      13.80%
                                 2005      14.38%
                                 2006      20.71%

                           Global Growth Fund, Class 1
                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                                      One               Five                   Ten
                                                                      Year              Years                  Years
Class 1                                                               20.71%            12.76%                 N/A
MSCI World Index                                                      20.65%            10.49%                 8.08%
Class 1 of Global Growth Fund was first offered on _______.

[Global Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Global Growth Fund had not reimbursed certain expenses of the portfolio during the periods shown.]

                                HIGH INCOME FUND

    Class 1, total returns:

    Best quarter: Q4 2002, 10.83%

    Worst quarter: Q2 2002, -9.04 %

    Index (reflects no fees or taxes)

    CSFB High Yield Index

Net assets of High Income Fund as of December 31, 2006: $_____ billion across all share classes; $______ billion in Class 1 shares

                            High Income Fund, Class 1
                           Calendar Year Total Returns
                                1985      25.90%
                                1986      19.37%
                                1987       4.87%
                                1988      14.66%
                                1989      10.49%
                                1990       3.85%
                                1991      26.57%
                                1992      12.47%
                                1993      16.39%
                                1994      -6.54%
                                1995      21.76%
                                1996      13.20%
                                1997      12.39%
                                1998       0.44%
                                1999       5.79%
                                2000      -3.06%
                                2001       8.00%
                                2002      -1.52%
                                2003      29.81%
                                2004       9.83%
                                2005       2.46%
                                2006      10.90%

                            High Income Fund, Class 1
                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                                        One               Five                   Ten
                                                                        Year              Years                  Years
Class 1                                                                 10.90%            9.79%                  7.15%
CSFB High Yield Index                                                   11.92%            11.07%                 7.09%
Class 1 of High Income Fund was first offered on _______.

[High Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the High Income Fund had not reimbursed certain expenses of the portfolio during the periods shown.]

                                 NEW WORLD FUND

    Class 1, total returns:

    Best quarter: Q4 1999, 24.00%

    Worst quarter: Q3 2001, -15.95 %

    Index (reflects no fees or taxes)

    MSCI AC World Index

Net assets of New World Fund as of December 31, 2006: $_____ billion across all share classes; $______ billion in Class 1 shares

                             New World Fund, Class 1
                           Calendar Year Total Returns
                                  2000    -12.44
                                  2001     -3.98
                                  2002     -5.44
                                  2003     39.56
                                  2004     19.08
                                  2005     21.09
                                  2006     32.88

                             New World Fund, Class 1
                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                                        One               Five                   Ten
                                                                        Year              Years                  Years
Class 1                                                                 32.88%            20.39%                 N/A
MSCI AC World Index                                                     21.53%            11.31%                 8.20%
Class 1 of New World Fund was first offered on _______.

[New World Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the New World Fund had not reimbursed certain expenses of the portfolio during the periods shown.]

                              GLOBAL SMALL CAP FUND

    Class 1, total returns:

    Best quarter: Q4 1998, 29.21%

    Worst quarter: Q3 2001, -28.17%

    Index (reflects no fees or taxes)

    S&P/Citi Global/World Index

Net assets of Global Small Cap Fund as of  December 31,  2006:  $_____ billion
across all share classes;  $______   billion in Class 1
shares

                         Global Small Cap Fund, Class 1
                           Calendar Year Total Returns
                                   1999     91.74
                                   2000    -16.33
                                   2001    -12.62
                                   2002    -18.86
                                   2003      53.9
                                   2004     21.12
                                   2005     25.66
                                   2006     24.37

                         Global Small Cap Fund, Class 1
                          Average Annual Total Returns
                           for Periods Ending 12-31-06

                                                                     One               Five                   Ten
                                                                     Year              Years                  Years
Class 1                                                              24.37%            18.78%                 N/A
S&P/Citi Global/World Index                                          21.24%            19.46%                 N/A
Class 1 of Global Small Cap Fund was first offered on _______.

[Global Small Cap Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Global Small Cap Fund had not reimbursed certain expenses of the portfolio during the periods shown.]

                              FOR MORE INFORMATION
                              --------------------

The following documents are available that offers further information on JHT:

Annual/Semi Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. JHT's SAI includes a summary of the JHT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus.

    To request a free copy of the current prospectus, annual/semiannual report or the SAI, please contact John Hancock:

                           By mail: John Hancock Trust
                               601 Congress Street
                                Boston, MA 02210

                            By phone: 1-800-344-1029

                  On the Internet: www.johnhancockannuities.com

               Or You May View or Obtain These Documents and Other
                   Information About the Funds from the SEC:
                        By mail: Public Reference Section
                       Securities and Exchange Commission
                            Washington, DC 20549-0102
                           (duplicating fee required)

        In person: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-551-8090

                    By electronic request: publicinfo@sec.gov
                           (duplicating fee required)

                          On the Internet: www.sec.gov

                           1940 Act File No. 811-04146

                               JOHN HANCOCK TRUST

                       Statement of Additional Information
                                November 1, 2007

American Fundamental Holdings Trust
American Global Diversification Trust

This Statement of Additional Information ("SAI") of the John Hancock Trust ("JHT") is not a prospectus, but should be read in conjunction with JHT's Prospectus dated November 1, 2007.

Copies of JHT's Prospectus and SAI can be obtained free of charge by contacting:

                               John Hancock Trust
                601 Congress Street, Boston, Massachusetts 02210
                                 (800) 344-1029
                          www.johnhancockannuities.com

(Applicable to all funds listed above (referred to individually as a "Fund" and collectively as the "Funds")).

                                TABLE OF CONTENTS

ORGANIZATION OF JOHN HANCOCK TRUST..........................................................4
INVESTMENT POLICIES.........................................................................4
         Money Market Instruments...........................................................4
         U.S. Government and Government Agency Obligations..................................4
         Municipal Obligations..............................................................5
         Canadian and Provincial Government and Crown Agency Obligations....................5
         Certificates of Deposit, Time Deposits and Bankers' Acceptances....................6
         Commercial Paper...................................................................7
         Corporate Obligations..............................................................7
         Repurchase Agreements..............................................................7
         Foreign Repurchase Agreements......................................................8
         Other Instruments..................................................................8
         Warrants...........................................................................8
         Reverse Repurchase Agreements......................................................8
         Mortgage Securities................................................................8
         Asset-Backed Securities............................................................10
         Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds..............12
         Loans and Other Direct Debt Instruments............................................12
         High Yield (High Risk) Domestic Corporate Debt Securities..........................12
         Brady Bonds........................................................................13
         Sovereign Debt Obligations.........................................................13
         Indexed Securities.................................................................14
         Hybrid Instruments.................................................................14
         Variable and Floating Rate Obligations.............................................16
         Exchange Traded Funds ("ETFs").....................................................16
ADDITIONAL INVESTMENT POLICIES..............................................................16
         Lending Securities.................................................................16
         When-Issued Securities/Forward Commitments.........................................16
         Mortgage Dollar Rolls..............................................................17
         Illiquid Securities................................................................17
         Short Sales........................................................................18
         Investment in Other Investment Companies...........................................18
         Loan Participations and Assignments................................................18
         Index-Related Securities ("Equity Equivalents")....................................19
         Fixed Income Securities............................................................19
RISK FACTORS................................................................................20
         Non-Diversified....................................................................20
         Equity Securities..................................................................20
         Fixed-Income Securities............................................................20
         Investment Grade Fixed-Income Securities in the Lowest Rating Category.............20
         Lower Rated Fixed-Income Securities................................................21
         Small and Medium Size Companies....................................................21
         Foreign Securities.................................................................22
         Fund of Funds Risk Factors.........................................................22
         Stripped Securities................................................................23
         Mortgage-Backed and Asset-Backed Securities........................................23
         Securities Linked to the Real Estate Market........................................24
         Industry or Sector Investing.......................................................25
         Initial Public Offerings ("IPOs")..................................................26
         U.S. Government Securities.........................................................26
         High Yield (High Risk) Securities..................................................26
HEDGING AND OTHER STRATEGIC TRANSACTIONS....................................................28
         General Characteristics of Options.................................................29
         General Characteristics of Futures Contracts and Options on Futures Contracts......30
         Stock Index Futures................................................................31
         Options on Securities Indices and Other Financial Indices..........................32

         Yield Curve Options................................................................32
         Currency Transactions..............................................................32
         Combined Transactions..............................................................34
         Swap Agreements and Options on Swap Agreements.....................................34
         Eurodollar Instruments.............................................................36
         Risk of Hedging and Other Strategic Transactions...................................36
         Risks of Hedging and Other Strategic Transactions Outside the United States........37
         Use of Segregated and Other Special Accounts.......................................37
         Other Limitations..................................................................38
INVESTMENT RESTRICTIONS.....................................................................38
         Fundamental........................................................................39
         Non-Fundamental....................................................................40
MANAGEMENT OF JHT...........................................................................40
         Duties and Compensation of Trustees................................................44
         Trustee Ownership of Funds.........................................................45
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES.......................................45
         The Advisory Agreement.............................................................45
         Subadvisory Agreement..............................................................46
         Additional Information Applicable to Subadvisory Agreement.........................46
OTHER SERVICES..............................................................................47
         Proxy Voting Policies..............................................................47
DISTRIBUTOR; RULE 12B-1 PLANS...............................................................48
PORTFOLIO BROKERAGE.........................................................................49
REDEMPTION OF SHARES........................................................................50
DETERMINATION OF NET ASSET VALUE............................................................51
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS...........................................51
SHAREHOLDERS OF JHT.........................................................................54
HISTORY OF JHT..............................................................................55
ORGANIZATION OF JHT.........................................................................55
ADDITIONAL INFORMATION CONCERNING TAXES.....................................................56
LEGAL AND REGULATORY MATTERS................................................................59
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS..............................................59
CUSTODIAN...................................................................................59
CODE OF ETHICS..............................................................................59
MANAGEMENT OF OTHER FUNDS BY THE ADVISER/SUBADVISER.........................................59

Appendix I.................................................................................I-1
Appendix II...............................................................................II-1
Appendix III.............................................................................III-1
Appendix IV...............................................................................IV-1

ORGANIZATION OF JOHN HANCOCK TRUST

JHT is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Funds is a series of JHT.

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHT and each of the Funds. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Fund assets under management by Manulife Financial and its subsidiaries were Cdn$414 billion (US$355 billion) as of December 31, 2006.

MFC trades as `MFC' on the Toronto Stock Exchange, New York Stock Exchange and Philippine Stock Exchange, and under `0945' on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.

INVESTMENT POLICIES

The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or SAI, the investment objective and policies of the Funds may be changed without shareholder approval. Each Fund may invest in the types of instruments described below, unless otherwise indicated in the Prospectus or SAI.

Money Market Instruments
------------------------

Money market instruments (and other securities as noted under each Fund description) may be purchased for temporary defensive purposes.

U.S. Government and Government Agency Obligations
-------------------------------------------------

U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"). This guarantee is supported by the full faith and credit of the U.S. government.

U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to those issued by:
-    Student Loan Marketing Association;
-    Federal Home Loan Banks;
-    Federal Intermediate Credit Banks; and
-    Federal National Mortgage Association.

U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.

Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

Municipal Obligations
---------------------

Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities, such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from Federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note, repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, notes, repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix I for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Canadian and Provincial Government and Crown Agency Obligations
---------------------------------------------------------------

Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown Agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:
-    Export Development Corporation;
-    Farm Credit Corporation;
-    Federal Business Development Bank; and
-    Canada Post Corporation.

In addition, certain Crown Agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

-    provincial railway corporation;
-    provincial hydroelectric or power commission or authority;
-    provincial municipal financing corporation or agency; and
-    provincial telephone commission or authority.

Any Canadian obligation acquired will be payable in U.S. dollars.

Certificates of Deposit, Time Deposits and Bankers' Acceptances
---------------------------------------------------------------

Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

These obligations are not insured by the Federal Deposit Insurance Corporation.

Commercial Paper
----------------

Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

A subadviser will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable subadviser has determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a Fund's net asset value per share ("NAV") is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

Corporate Obligations
---------------------

Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.

Repurchase Agreements
---------------------

Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. A Fund may enter into repurchase agreements with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.

Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:
-    Federal Reserve System member bank;
- primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division; or
- broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

A Fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.

The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation's market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.

Foreign Repurchase Agreements
-----------------------------

Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Other Instruments
-----------------

The following discussion provides an explanation of some of the other instruments in which the Funds, may directly invest consistent with their investment objectives and policies.

Warrants
--------

Each Fund may purchase warrants, including warrants traded independently of the underlying securities.

Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Reverse Repurchase Agreements
-----------------------------

Each Fund may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's NAV. A fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

Mortgage Securities
-------------------

Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund that invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
-    one-year, three-year and five-year constant maturity Treasury Bill rates;
-    three-month or six-month Treasury Bill rates;
-    11th District Federal Home Loan Bank Cost of Funds;
-    National Median Cost of Funds; or
- one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a Fund's NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
-    mortgage bankers;
-    commercial banks;
-    investment banks;
-    savings and loan associations; and
-    special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

CMOs purchased by a fund may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund's net assets. See "Additional Investment Policies - Illiquid Securities."

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund's relatively stable NAV.

Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.

Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under "Asset-Backed Securities."

Asset-Backed Securities
-----------------------

The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund's ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus' disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's.

As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies".

Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
-    liquidity protection; and
-    default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Some examples of credit support include:
- "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);
- creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and
- "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds
---------------------------------------------------------------------

Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The Funds also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies."

Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Loans and Other Direct Debt Instruments
---------------------------------------

A Fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a Fund supply additional cash to a borrower on demand.

High Yield (High Risk) Domestic Corporate Debt Securities
---------------------------------------------------------

High yield U.S. corporate debt securities in which a Fund may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates, except bank loans, which usually have floating rates. The Fund may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.

Brady Bonds
-----------

Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds ("Brady Bonds"). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the Funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
- the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds);
- bonds issued at a discount from face value (generally known as discount bonds);
-    bonds bearing an interest rate which increases over time; and
- bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, a Fund investing in Brady Bonds will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.

Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund ("IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund invests are likely to be acquired at a discount.

Sovereign Debt Obligations
--------------------------

A Fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Indexed Securities
------------------

A Fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Hybrid Instruments
------------------

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
- prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "underlying assets"); or
- an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, "Benchmarks").

Hybrid Instruments may take a variety of forms, including, but not limited to:
- debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;
- preferred stock with dividend rates determined by reference to the value of a currency; or
- convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See "Hedging and Other Strategic Transactions" for a description of certain risks associated with investments in futures, options, and forward contracts.

Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.

Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter ("OTC") market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor.

Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodity Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.

ADRS, EDRS, GDRS, IDRS AND NVDRS
--------------------------------

A Fund may invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, International Depositary Receipts and Non-Voting Depositary Receipts ("ADRs," "EDRs," "GDRs," "IDRs" and "NVDRs" respectively) as described in their investment policies.

Securities of foreign issuers may include ADRs, EDRs, GDRs, IDRs, NVDRs and other similar securities, including, without limitation, dual listed securities. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.

Securities of foreign issuers also include EDRs, GDRs, IDRs and NVDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, IDRs and NVDRs are not necessarily quoted in the same currency as the underlying security.

Variable and Floating Rate Obligations
--------------------------------------

A Fund may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

Exchange Traded Funds ("ETFs")
------------------------------

A Fund may invest in ETFs. These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs.

ADDITIONAL INVESTMENT POLICIES

The following provides a more detailed explanation of some investment policies.

Lending Securities
------------------

Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, a Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. Each Fund, except those listed below, entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, "Morgan Stanley") which permits a Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities loaned will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The following Funds have not entered into a security lending agreement with Morgan Stanley: Value Trust, Money Market Trust and Money Market Trust B.

When-Issued Securities/Forward Commitments
------------------------------------------

In order to help ensure the availability of suitable securities, a Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a Fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to such transactions.

Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such basis, a fund will maintain on its records liquid assets consisting of cash, liquid high quality debt obligations or other assets equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.

Mortgage Dollar Rolls
---------------------

Each Fund (except the Money Market Trust) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into "covered rolls". A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which a fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's NAV per share.

Illiquid Securities
-------------------

No Fund, may invest more than 15% of its net assets in securities that are not readily marketable ("illiquid securities"). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Illiquid securities may include, but are not limited to, (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and options thereon for which a liquid secondary market does not exist, (c) time deposits maturing in more than seven calendar days and (d) securities of new and early stage companies whose securities are not publicly traded.

Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The subadvisers decide, subject to the Trustees' oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of a Fund's investment restriction. The subadvisers will also monitor the liquidity of Rule 144A securities held by the Funds for which they are responsible. To the extent that Rule 144A securities held by a Fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of a Fund could be adversely affected.

Investments in Creditors' Claims. A Fund may purchase creditors' claims in bankruptcy ("Creditors' Claims") which are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors' Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.

Sellers of Creditors' Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor's Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.

Creditors' Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors' Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors' Claims, such as the High Income Trust, may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors' Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.

Although Creditors' Claims can be sold to other investors, the market for Creditors' Claims is not liquid and, as a result, a purchaser of a Creditors' Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors' Claim, especially in the case of unsecured claims.

Short Sales
-----------

A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

A Fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until a fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Investment in Other Investment Companies
----------------------------------------

A Fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by Federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded OTC or a discount to their NAVs. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a Fund can invest in securities of other investment companies is limited by federal securities laws.

Loan Participations and Assignments
-----------------------------------

A Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Index-Related Securities ("Equity Equivalents")
-----------------------------------------------

A Fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), or S&P Depositary Receipts ("SPDRs") (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on Nasdaq). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund's assets across a broad range of securities.

To the extent a Fund invests in securities of other investment companies, including Equity Equivalents, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a Fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a Fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a Fund.

Fixed Income Securities
-----------------------

A Fund may invest in investment grade bonds, rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P. A Fund may also invest in obligations rated in the lowest of the top four rating categories (such as Baa by Moody's or BBB by S&P). These obligations may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. In addition, it is possible that Moody's, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a Fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.

RISK FACTORS

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectus, by owning shares of the underlying funds, each fund of funds indirectly invests in the securities and instruments held by the underlying Funds and bears the same risks as those in which it invests. To the extent a fund of funds invests in securities or instruments directly, the fund of funds will be subject to the same risks.

Non-Diversified
---------------

[The American Fundamental Holding Trust and the American Global Diversification Trust are non-diversified.] Certain of the Funds are non-diversified.

Definition of Non-Diversified. Any Fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by its own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

Equity Securities
-----------------

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-Income Securities
-----------------------

Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk; and (b) credit quality risk.

Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower rated fixed income securities are riskier than funds that may invest in higher rated fixed income securities.

Investment Grade Fixed-Income Securities in the Lowest Rating Category
----------------------------------------------------------------------

Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed-Income Securities
-----------------------------------

Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P). The principal risks of investing in these securities are as follows:

Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on Subadviser's Own Credit Analysis. While a subadviser to a Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities.

Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under

"Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Small and Medium Size Companies
-------------------------------

Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., with less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Foreign Securities
------------------

Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and a fund could still lose money.

Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund's investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.

Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Fund of Funds Risk Factors
--------------------------

Each fund of funds may invest in shares of the underlying funds. The following discussion provides information on the risks of investing in funds of funds such as the American Fundamental Holdings Trust and the American Global Diversification Trust (the "Allocation Funds").

As permitted by Section 12 of the 1940 Act, each Allocation Fund invests in a number of other Funds and may reallocate or rebalance assets among the underlying funds.

From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of an Allocation Fund ("Rebalancings"), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited ("MFC Global U.S.A."). Shareholders should note that Rebalancings may affect the underlying Funds. The underlying Funds subject to redemptions by an Allocation Fund may find it necessary to sell securities, and the underlying Funds that receive additional cash from a fund of funds will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when an Allocation Fund owns, redeems, or invests in, a substantial portion of an underlying Fund. Rebalancings could affect the underlying Funds which could adversely affect their performance and, therefore, the performance of each Allocation Fund.

Both the Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the underlying Funds and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of each fund of funds. However, there is no guarantee that the Adviser and MFC Global U.S.A. will be successful in doing so.

Possible adverse effects of Rebalancings on the underlying Funds:

1. The underlying Funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.
2. Rebalancings may increase brokerage and/or other transaction costs of the underlying Funds.
3. When a fund of funds owns a substantial portion of an underlying Fund, a large redemption by the fund of funds could cause that underlying Fund's expenses to increase and could result in its portfolio becoming too small to be economically viable.
4. Rebalancings could accelerate the realization of taxable capital gains in the underlying Funds subject to large redemptions if sales of securities results in capital gains.

Both Allocation Funds and certain of the Funds are managed by the Adviser. MFC Global U.S.A., which is an affiliate of the Adviser, is the subadviser to each fund of funds and to certain of the underlying Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Allocation Funds and the Funds and MFC Global U.S.A. has the responsibility to manage both the fund of funds and certain of the underlying Funds. The Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Funds and attempt to minimize any adverse effect of the Rebalancings on the underlying Funds, consistent with pursuing the investment objective of each Allocation Fund.

With respect to Rebalancings, shareholders should also note that MFC Global U.S.A. as the subadviser to both the Allocation Funds' fund of funds and certain of the underlying Funds, may appear to have incentive to allocate more fund of funds assets to those underlying Funds that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all underlying Funds although the Adviser's ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global U.S.A. The Adviser will monitor MFC Global U.S.A.'s allocation of fund of funds assets to the underlying Funds to attempt to ensure that assets are not allocated to other MFC Global U.S.A. subadvised funds unless it is in the best interest of the fund of funds to do so. In addition, prior to appointing MFC Global U.S.A. as subadviser to a underlying Fund, the Board of Trustees will consider the affiliation between the Adviser and MFC Global U.S.A. as one of its factors in approving such appointment.

Stripped Securities
-------------------

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Mortgage-Backed and Asset-Backed Securities
-------------------------------------------

Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of a fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to a fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.


Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Securities Linked to the Real Estate Market
-------------------------------------------

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:
-    declines in the value of real estate;
-    risks related to general and local economic conditions;
-    possible lack of availability of mortgage funds;
-    overbuilding;
-    extended vacancies of properties;
-    increased competition;
-    increases in property taxes and operating expenses;
-    change in zoning laws;
-    losses due to costs resulting from the clean-up of environmental problems;
- liability to third parties for damages resulting from environmental problems;
-    casualty or condemnation losses;
-    limitations on rents;
-    changes in neighborhood values and the appeal of properties to tenants; and
-    changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include real estate investment trusts ("REITs"), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" for a discussion of the risks associated with investments in these companies.

Industry or Sector Investing
----------------------------

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes and volatile performance dependent upon the availability and cost of capital, prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Initial Public Offerings ("IPOs")
---------------------------------

A Fund may invest a portion of its assets in shares of IPOs, consistent with its investment objectives and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance likely will decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

U.S. Government Securities
--------------------------

A Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac.

High Yield (High Risk) Securities
---------------------------------

General. A Fund may invest in high yield (high risk) securities, consistent with its investment objectives and policies. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

Interest Rate Risk. To the extent a Fund invests primarily in fixed income securities, the Fund's NAVcan be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed income fund generally rise. Conversely, when interest rates rise, the value of a fixed income fund will decline.

Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.

These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a Fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value its investments.

Less liquid secondary markets may also affect a Fund's ability to sell securities at their fair value. A Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Fund's assets invested in illiquid securities may increase.

Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.

In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose Funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:
-    the obligor's balance of payments, including export performance;
-    the obligor's access to international credits and investments;
-    fluctuations in interest rates; and
-    the extent of the obligor's foreign reserves.

Obligor's Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

Obligor's Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties' lending commitments, thereby further impairing the obligor's ability or willingness to service its debts on time.

Obligor's Fluctuation in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

Obligor's Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
- reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and
-    obtaining new credit to finance interest payments.

Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Securities in the Lowest Rating Categories. Certain debt securities in which a Fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P. These securities are rated Caa or lower by Moody's or CCC or lower by S&P. These securities are considered to have the following characteristics:
-    extremely poor prospects of ever attaining any real investment standing;
-    current identifiable vulnerability to default;
- unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;
- are speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or
-    are default or not current in the payment of interest or principal.

Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of the Fund's shares.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

Hedging refers to protecting against possible changes in the market value of securities a Fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a Fund, consistent with its investment objectives and policies, are described below:
- exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,
-    financial futures contracts (including stock index futures);
-    interest rate transactions*;
-    currency transactions**;
- swaps (including interest rate, index, equity, credit default swaps and currency swaps); and

-    structured notes, including hybrid or "index" securities.

* A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.
** A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and other strategic transactions may be used for the following purposes:
- to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations;
-    to protect a Fund's unrealized gains in the value of its securities;
-    to facilitate the sale of a Fund's securities for investment purposes;
-    to manage the effective maturity or duration of a Fund's securities;
- to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or
- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

General Characteristics of Options
----------------------------------

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under "Use of Segregated and Other Special Accounts."

Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.

If and to the extent authorized to do so, a Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund's purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund's income. Similarly, the sale of put options can also provide fund gains.

Covering of Options. All call options sold by a fund must be "covered" (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

Exchange-Listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
-    insufficient trading interest in certain options;
-    restrictions on transactions imposed by an exchange;
- trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;
-    interruption of the normal operations of the OCC or an exchange;
- inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or
- a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any Fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC's staff, OTC options purchased by a Fund and the amount of the Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

Types of Options That May Be Purchased. A Fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

A Fund reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.

General Characteristics of Futures Contracts and Options on Futures Contracts
-----------------------------------------------------------------------------

A Fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
-    as a hedge against anticipated interest rate, currency or market changes;

-    for duration management;
-    for risk management purposes; and
-    to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

With respect to futures contracts that are not legally required to "cash settle," a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to "cash settle", such as Eurodollar, UK 90-day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund's daily marked to market
(net) obligation, if any, (in other words, the fund's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

Use Will Be Consistent with Applicable Regulatory Requirements. A Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between such Fund and the contracts) will not exceed the total market value of the Fund's securities.

Stock Index Futures
-------------------

Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

Uses of Index Futures. Below are some examples of how Index Futures may be used:
- In connection with a Fund's investment in common stocks, a Fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.
- A Fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund's pending investment in such stocks when they do become available.
- Through the use of Index Futures, a Fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a Fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a Fund.
- A Fund may also invest in Index Futures in order to hedge its equity positions.

Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the Funds will act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

Options on Securities Indices and Other Financial Indices
---------------------------------------------------------

A Fund may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, a Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

Yield Curve Options
-------------------

A Fund may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, a Fund may purchase or write such options for hedging purposes. For example, a Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a Fund will be "covered." A call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the Fund's net liability under the two options. Therefore, a Fund's liability for such a covered option is generally limited to the difference between the amounts of the Fund's liability under the option written by the Fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

Currency Transactions
---------------------

A Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
-    forward currency contracts;
-    exchange-listed currency futures contracts and options thereon;
-    exchange-listed and OTC options on currencies; and
-    currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under "Swap Agreements and Options on Swap Agreements". A Fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

A Fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.

A Fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When a fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the fund in an amount not less than the value of the fund's total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the fund's commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund's commitments under the non-deliverable forward agreement.

Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund's investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the fund's securities or the receipt of income from them.

Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.

Cross Hedging. A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure.

Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund's securities denominated in linked currencies.

Risk of Currency Transactions. Currency transactions are subject to risks different from other Fund transactions, as discussed below under "Risk Factors." If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Combined Transactions
---------------------

A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a Fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired Fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's objective.

Swap Agreements and Options on Swap Agreements
----------------------------------------------

Among the hedging and other strategic transactions into which a Fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit, credit default and event-linked swaps, as well as other credit, equity and commodity derivatives. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("Swap Options").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible, among others.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index). A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with its investment objective and general investment policies, a Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.

A Fund may also enter into Swap Options. A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may also write (sell) and purchase put and call Swap Options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a "net basis". Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of liquid assets, to avoid any potential leveraging of a fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

A Fund may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund's portfolio. Such segregation or "earmarking" will not limit the fund's exposure to loss.

Whether a Fund's use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a Fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a Fund's limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. A Fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the Fund investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the Fund investment. This could cause substantial losses for a Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.

To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Eurodollar Instruments
----------------------

A Fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risk of Hedging and Other Strategic Transactions
------------------------------------------------

Hedging and other strategic transactions have special risks associated with them, including:
-    possible default by the counterparty to the transaction;
-    markets for the securities used in these transactions could be illiquid;
     and
- to the extent the subadviser's assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the Fund.

Losses resulting from the use of hedging and other strategic transactions will reduce a fund's NAV, and possibly income. Losses can be greater than if hedging and other strategic transactions had not been used.

Options and Futures Transactions. Options transactions are subject to the following additional risks:
- option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option); and
- options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Futures transactions are subject to the following additional risks:
- The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund's position.
- Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Although a fund's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
- Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.
- Proxy hedging involves determining the correlation between various currencies. If the subadviser's determination of this correlation is incorrect, a Fund's losses could be greater than if the proxy hedging were not used.
- Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Risks of Hedging and Other Strategic Transactions Outside the United States
---------------------------------------------------------------------------

When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above, but could also be adversely affected by:
- foreign governmental actions affecting foreign securities, currencies or other instruments;
- less stringent regulation of these transactions in many countries as compared to the United States;
- the lack of clearing mechanisms and related guarantees in some countries for these transactions;
- more limited availability of data on which to make trading decisions than in the United States;
- delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States;
- the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
-    lower trading volume and liquidity.

Use of Segregated and Other Special Accounts
--------------------------------------------

Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid assets obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.

Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.

Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.

OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund's obligations or to segregate cash or other liquid assets equal to the amount of the fund's obligations.

Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.

Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund's net obligation, if any.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A Fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the Fund. In addition, if it holds a futures contracts or forward contract, a Fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Limitations
-----------------

No Fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the Fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a Fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.

For purposes of this limitation, to the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

INVESTMENT RESTRICTIONS

There are two classes of investment restrictions to which JHT is subject in implementing the investment policies of the Funds: (a) fundamental and (b) nonfundamental. Fundamental restrictions with respect to a Fund may only be changed by a vote of a majority of the Fund's outstanding voting securities, which means a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares. Nonfundamental restrictions are subject to change by the Trustees of a Fund without shareholder approval.

When submitting an investment restriction change to the holders of JHT's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular Fund if a majority of the outstanding voting securities (as described above) of the Fund vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of JHT.

Restrictions (1) through restriction (8) are fundamental. Restrictions (9) through (12) are non-fundamental.

Fundamental
-----------

A Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) below may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.)

In addition, unless a Fund is specifically excepted by the terms of a restriction:

(1) Concentration


          Each Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(2) Diversification


          Each Fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(3) Borrowing


          Each Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(4) Underwriting


          Each Fund may not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.


(5) Real Estate


          Each Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.


(6) Commodities


          Each Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(7) Loans

          Each Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


(8) Senior Securities


          Each Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


Non-Fundamental
---------------

Unless a Fund is specifically excepted by the terms of a restriction, each Fund will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the Fund's net assets would be: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales "against-the-box" are not subject to this limitation.

(11) Purchase securities for the purpose of exercising control or management.

(12) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the Fund, except in an amount of not more than 33 1/3% of the value of the Fund's total assets and then only to secure borrowings permitted by restrictions (3) and
(10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Fund's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisers assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

MANAGEMENT OF JHT

The business of JHT, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not "interested persons" of the Funds (as defined by the 1940 Act) (the "Independent Trustees"). The Trustees elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHT are also officers or directors of the Adviser, or officers or directors of the principal distributor to the funds, John Hancock Distributors, LLC (the "Distributor"). The tables below present certain information regarding the Trustees and officers of JHT, including their principal occupations. Each Trustee oversees all Funds of JHT, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2006, the John Hancock fund complex consisted of 273 funds (including separate series of series mutual funds): John Hancock Funds II ("JHF II") (95 funds), John Hancock Funds III (13 funds); JHT (111 funds); and 53 other John Hancock funds (the "John Hancock Fund Complex" or "Fund Complex").

Independent Trustees

NAME, ADDRESS                      POSITION            PRINCIPAL OCCUPATION(S) AND OTHER                          NUMBER OF FUNDS
AND BIRTH YEAR                     WITH JHT (1)        DIRECTORSHIPS DURING PAST FIVE YEARS                       IN FUND COMPLEX
                                                                                                                  OVERSEEN BY
                                                                                                                  TRUSTEE
Charles L. Bardelis                Trustee (since      Director, Island Commuter Corp. (Marine Transport).              220
601 Congress Street                1988)
Boston, MA 02210
Born: 1941                                             Trustee of John Hancock Funds II (since 2005), Former
                                                       Trustee of John Hancock Funds III (2005 to 2006).

Peter S. Burgess                   Trustee (since      Consultant (financial, accounting and auditing matters           220
601 Congress Street                2005)               (since 1999); Certified Public Accountant; Partner,
Boston, MA 02210                                       Arthur Andersen (prior to 1999).
Born: 1942
                                                       Director of the following publicly traded companies:
                                                       PMA Capital Corporation (since 2004) and Lincoln
                                                       Educational Services Corporation (since 2004).

                                                       Trustee of John Hancock Funds II (since 2005), Former
                                                       Trustee of John Hancock Funds III (2005 to 2006).

Elizabeth G. Cook                  Trustee (since      Expressive Arts Therapist, Massachusetts General Hospital        220
601 Congress Street                2005) (2)           (September 2001 to present); Expressive Arts Therapist, Dana
Boston, MA 02210                                       Farber Cancer Institute (September 2000 to January 2004);
Born: 1937                                             President, The Advertising Club of Greater Boston.

                                                       Trustee of John Hancock Funds II (since 2005), Former
                                                       Trustee of John Hancock Funds III (2005 to 2006).

Hassell H. McClellan               Trustee (since      Associate Professor, The Wallace E. Carroll School of            220
601 Congress Street                2005) (2)           Management, Boston College.
Boston, MA 02210
Born: 1945                                             Trustee of John Hancock Funds II (since 2005), Former
                                                       Trustee of John Hancock Funds III (2005 to 2006).

James M. Oates                     Trustee (since      Managing Director, Wydown Group (financial consulting firm)      220
601 Congress Street                2004)               (since 1994); Chairman, Emerson Investment Management, Inc.
Boston, MA 02210                                       (since 2000); Chairman, Hudson Castle Group, Inc. (formerly
Born: 1946                                             IBEX Capital Markets, Inc.) (financial services company)
                                                       (1997 - 2006).


                                                       Director of the following publicly traded companies: Stifel
                                                       Financial (since 1996); Investor Financial Services
                                                       Corporation (since 1995); Investors Bank and Trust (since
                                                       1995); and Connecticut River Bancorp, Director (since 1998).

                                                       Trustee of John Hancock Funds II (since 2005), Former
                                                       Trustee of John Hancock Funds III (2005 to 2006); Director,
                                                       Phoenix Mutual Funds (since 1988; overseeing 20 Funds).

F. David Rolwing                   Trustee (since      Former Chairman, President and CEO, Montgomery Mutual Insurance  220
601 Congress Street                1997)(3)            Company, 1991 to 1999. (Retired 1999.)
Boston, MA 02210
Born: 1934

------------
(1) Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2) Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I. Its separate series were combined with corresponding Funds of JHT on April 29, 2005.

(3) Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. Its separate series were combined with corresponding Funds of JHT on December 31, 1996.

JHT from time to time changes subadvisers or engages new subadvisers to the Funds. A number of such subadvisers are publicly traded companies or are controlled by publicly traded companies. During the two most recent calendar years, the following Independent Trustee (or his immediate family member) owned shares (the value of which exceeded $120,000) of a subadviser (or its controlling parent company). Prior to joining the Board in June 2005, Peter S. Burgess and a trust of which he was a trustee owned shares of Bank of America, N.A. (controlling parent of Marsico Capital Management, LLC) and Citigroup, Inc. (controlling parent of Salomon Brothers Asset Management Inc. and Salomon Brothers Asset Management Limited as of the time of the purchase by Mr. Burgess).

Interested Trustees

NAME, ADDRESS AND           POSITION               PRINCIPAL OCCUPATION(S) AND               NUMBER OF FUNDS
BIRTH YEAR                  WITH JHT (1)           OTHER DIRECTORSHIPS                       IN FUND COMPLEX
                                                   DURING PAST FIVE YEARS                    OVERSEEN BY TRUSTEE

James R. Boyle (2)          Trustee (since 2005)   Chairman and Director, John Hancock               273
601 Congress Street                                Advisers, LLC, The Berkeley Financial
Boston, MA 02210                                   Group, LLC (holding company) and John
Born: 1959                                         Hancock Funds, LLC.; President, John
                                                   Hancock Annuities; Executive Vice
                                                   President, John Hancock Life Insurance
                                                   Company (since June, 2004); President
                                                   U.S. Annuities; Senior Vice President,
                                                   The Manufacturers Life Insurance Company
                                                   (U.S.A) (prior to 2004).

John D. Richardson (2)(3)   Trustee Emeritus (4)   Trustee of JHT prior to December 14, 2006.        220
601 Congress Street         (since December 2006); Retired; Former Senior Executive Vice
Boston, MA 02210            Trustee (prior to      President, Office of the President, Manulife
Born: 1938                  December 2006)         Financial, February 2000 to March 2002 (Retired,
                                                   March, 2002); Executive Vice President and
                                                   General Manager, U.S. Operations, Manulife
                                                   Financial, January 1995 to January 2000.

                                                   Director of BNS Split Corp and BNS Split
                                                   Corp II, each of which is a publicly
                                                   traded company listed on the Toronto
                                                   Stock Exchange.

------------

(1) Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.
(2) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Adviser.
(3) Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into JHT on December 31, 1996.
(4) Mr. Richardson retired as Trustee effective December 14, 2006. On such date, Mr. Richardson became a Trustee Emeritus.

Principal Officers who are not Trustees

                                                                                                                NUMBER OF FUNDS
                                                                                                                IN FUND COMPLEX
   NAME, ADDRESS AND           POSITION(S) HELD                  PRINCIPAL OCCUPATION(S) AND OTHER                OVERSEEN BY
      BIRTH YEAR                   WITH JHT                      DIRECTORSHIPS DURING PAST 5 YEARS                  TRUSTEE
------------------------      -------------------       ---------------------------------------------------     ---------------
Keith F. Hartstein (1)        President (since 2005)    Senior Vice President, Manulife Financial Corporation        N/A
601 Congress Street                                     (since 2004); Director, President and
Boston, MA 02210                                        Chief Executive Officer, the Adviser, The Berkeley Group,
Born: 1956                                              John Hancock Funds, LLC (since 2005); Director, MFC Global
                                                        Investment Management (U.S.), LLC ("MFC Global (U.S.)")
                                                        (since 2005); Director, John Hancock Signature Services,
                                                        Inc. (since 2005); President and Chief Executive Officer,
                                                        John Hancock Investment Management Services, LLC (since
                                                        2006); President and Chief Executive Officer, John Hancock
                                                        Funds II, John Hancock Funds III, and John Hancock Trust;
                                                        Director, Chairman and President, NM Capital Management,
                                                        Inc. (since 2005); Chairman, Investment Company Institute
                                                        Sales Force Marketing Committee (since 2003); Director,
                                                        President and Chief Executive Officer, MFC Global (U.S.)
                                                        (2005-2006); Executive Vice President, John Hancock Funds,
                                                        LLC (until 2005).

John G. Vrysen (1)            Chief Operating Officer   Senior Vice President Manulife Financial Corporation (since  N/A
601 Congress Street           (since 2007)              2006), Executive Vice President and Chief Operating Officer,
Boston, MA 02210                                        John Hancock Funds, LLC, June 2007 to present; Chief
Born: 1955                                              Financial Officer, John Hancock Funds, LLC, July 2005 to
                                                        June 2007; Senior Vice President and General Manager, Fixed
                                                        Annuities, John Hancock Financial Services, September 2004
                                                        to July 2005; Executive Vice President, Operations, Manulife
                                                        Wood Logan, July 2000 to September 2004.

Charles A. Rizzo (1)          Chief Financial Officer   Chief Financial Officer, John Hancock Funds, John Hancock    N/A
601 Congress Street           (since 2007)              Funds II, John Hancock Funds III, John Hancock Trust (June
Boston, MA 02210                                        2007-Present); Assistant Treasurer, Goldman Sachs Mutual
Born: 1959                                              Fund Complex (registered investment companies) (2005-June
                                                        2007); Vice President, Goldman Sachs (2005-June 2007);
                                                        Managing Director and Treasurer of Scudder Funds, Deutsche
                                                        Asset Management (2003-2005); Director, Tax and Financial
                                                        Reporting, Deutsche Asset Management (2002-2003); Vice
                                                        President and Treasurer, Deutsche Global Fund Services
                                                        (1999-2002).

Francis V. Knox, Jr. (1)      Chief Compliance Officer  Vice President and Chief Compliance Officer, John Hancock    N/A
601 Congress Street           (since 2005)              Investment Management Services, LLC, the Adviser and MFC
Boston, MA 02210                                        Global (U.S.) (since 2005); Chief Compliance Officer, John
Born: 1947                                              Hancock Funds, John Hancock Funds II, John Hancock Funds III
                                                        and John Hancock Trust (since 2005); Vice President and
                                                        Assistant Treasurer, Fidelity Group of Funds (until 2004);
                                                        Vice President and Ethics & Compliance Officer, Fidelity
                                                        Investments (until 2001).

Gordon M. Shone (1)           Treasurer (since 2005)    Treasurer,   John  Hancock  Funds  (since  2006);  John      N/A
601 Congress Street                                     Hancock  Funds  II,  John  Hancock  Funds  III and John
Boston, MA 02210                                        Hancock  Trust (since 2005);  Vice  President and Chief
Born: 1956                                              Financial  Officer,  John  Hancock  Trust  (2003-2005);
                                                        Senior Vice  President,  John  Hancock  Life  Insurance
                                                        Company  (U.S.A.) (since 2001);  Vice  President,  John
                                                        Hancock Investment Management Services, Inc.

                                                                                                                  NUMBER OF FUNDS
                                                                                                                  IN FUND COMPLEX
   NAME, ADDRESS AND           POSITION(S) HELD                PRINCIPAL OCCUPATION(S) AND OTHER                    OVERSEEN BY
      BIRTH YEAR                   WITH JHT                    DIRECTORSHIPS DURING PAST 5 YEARS                     TRUSTEE
-----------------------        ----------------        ---------------------------------------------------        ---------------
                                                       and John Hancock Advisers, LLC (since 2006), The
                                                       Manufacturers Life Insurance Company (U.S.A.)
                                                       (1998 to 2000).

Thomas M. Kinzler (1)          Secretary and Chief     Vice President and Counsel for John Hancock Life Insurance       N/A
601 Congress Street            Legal Officer (since    Company (U.S.A.) (since 2006); Secretary and Chief Legal
Boston, MA 02110               2006)                   Officer, John Hancock Funds, John Hancock Funds II, John
Born: 1955                                             Hancock Funds III and John Hancock Trust (since 2006); Vice
                                                       President and Associate General Counsel for Massachusetts
                                                       Mutual Life Insurance Company (1999-2006); Secretary and
                                                       Chief Legal Counsel for MML Series Investment Fund
                                                       (2000-2006); Secretary and Chief Legal Counsel for
                                                       MassMutual Institutional Funds (2000-2004); Secretary and
                                                       Chief Legal Counsel for MassMutual Select Funds and
                                                       MassMutual Premier Funds (2004-2006).

------------
(1) Affiliated with the Adviser.

Duties and Compensation of Trustees
-----------------------------------

JHT is organized as a Massachusetts business trust. Under JHT's Declaration of Trust, the Trustees are responsible for managing the affairs of JHT, including the appointment of advisers and subadvisers. The Trustees may appoint officers of JHT who assist in managing the day-to-day affairs of JHT.

The Board of Trustees met six times during JHT's last fiscal year. The Board also has a standing Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Oates). The Audit Committee met four times during JHT's last fiscal year to review the internal and external accounting and auditing procedures of JHT and, among other things, to consider the selection of an independent accountant for JHT, approve all significant services proposed to be performed by its independent accountants and to consider the possible effect of such services on their independence. The Board of Trustees also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in JHT. Nominations should be forwarded to the attention of the Secretary of JHT at 601 Congress Street, Boston, MA 02210. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934 in order to be considered by the Nominating Committee.

The Board of Trustees also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to JHT. The Compliance Committee is composed solely of Independent Trustees (Ms. Cook, Messrs. McClellan and Rowling) (the Interested Trustees may serve as ex-officio members). The Compliance Committee met four times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of Funds. Each Investment Committee is composed solely of Independent Trustees (with the Interested Trustee and the President of JHT serving as an ex-officio member in certain cases). Each Investment Committee met four times during the last fiscal year.

JHT does not pay any remuneration to its Trustees who are officers or employees (or former officers or employees) of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $100,000, a fee of $11,000 for each quarterly meeting of the Trustees that they attend in person and a fee of $2,500 for attending any duly constituted in person special committee meeting. The Chairman of the Board of Trustees receives $60,000 as an annual retainer, payable in quarterly installments of $15,000. The Chairman of the Audit Committee receives $10,000 as an annual retainer, payable in quarterly installments of $2,500. The Chairman of the Compliance Committee receives $7,500 as an annual retainer, payable in quarterly installments of $1,875. Trustees are reimbursed for travel and other out-of-pocket expenses. The President, Treasurer and Secretary are furnished to JHT pursuant to the Advisory Agreement described below and receive no compensation from JHT. These officers spend only a portion of their time on the affairs of JHT.

Compensation Table (1)

                                                                TOTAL COMPENSATION FROM
                                                                JOHN HANCOCK FUND COMPLEX
                                AGGREGATE COMPENSATION FROM     FOR FISCAL YEAR ENDED
                                JHT FOR FISCAL YEAR ENDED       DECEMBER 31, 2006
NAMES OF TRUSTEE                DECEMBER 31, 2006
----------------
Independent Trustees:
Charles L. Bardelis             $144,200                        $212,200
Peter S. Burgess                $149,200                        $217,200
Elizabeth Cook                  $147,950                        $193,950
Hassell H. McClellan            $144,200                        $212,200
James M. Oates                  $199,200                        $280,534
F. David Rolwing                $144,200                        $144,200

Interested Trustee:
James R. Boyle                  $0                              $0
John D. Richardson              $0                              $0

(1) Compensation received for services as a Trustee. JHT does not have a pension, retirement or deferred compensation plan for any of its Trustees or officers.

Trustee Ownership of Funds
--------------------------

The table below lists the amount of securities of each JHT Fund beneficially owned by each Trustee as of October 1, 2007. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:

A - $0
B - $1 up to and including $10,000
C - $10,001 up to and including $50,000
D - $50,001 up to and including $100,000
E - $100,001 or more

                                        CHARLES L.     PETER S.    ELIZABETH   HASSELL H.   JAMES M.     F. DAVID    JAMES R.
FUNDS*                                   BARDELIS      BURGESS      G. COOK    MCCLELLAN     OATES       ROLWING      BOYLE
------                                -------------  -----------  ----------- ------------ ----------  -----------  ---------
American Fundamental Holdings          A              A            A            A             A           A            A
American Global Diversification        A              A            A            A             A           A            A
Total - John Hancock Fund Complex*,**  E              E            E            A             E           A            C

------------

*    Only Funds owned by a Trustee are listed.
** Ms. Cook and Messrs. Bardelis, Boyle, Burgess, McClellan and Oates are also Trustees of John Hancock Funds II, which is within the same family of investment companies as JHT.

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

The Advisory Agreement
----------------------

Each Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of each Fund's operations except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the respective Funds and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. In the case of the American Fundamental Holding Trust and the American Global Diversification Trust, the Adviser may elect directly to manage the investment and reinvestment of the assets of these Funds, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.

JHT bears all costs of its organization and operation, including, but not limited to, expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Funds); the compensation and expenses of officers and Trustees (other than persons serving as President, Treasurer, Secretary or Trustee who are otherwise affiliated with the Fund, the Adviser or any of their affiliates); expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Funds, computed separately for each as described in the Prospectus.

From time to time, the Adviser may voluntarily reduce its fee or make other arrangements to limit a Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Subadvisory Agreement
---------------------

Duties of the Subadviser. Under the terms of each of the subadvisory agreement, the subadviser manages the investment and reinvestment of the assets of the assigned Funds (or portion thereof), subject to the supervision of JHT's Board of Trustees and the Adviser. The subadviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in the Prospectus. The subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees with respect to the implementation of such programs. The subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned Funds.

Subadvisory Fee. As compensation for their services, the subadviser receives fees from the Adviser computed separately for each Fund.

Affiliated Subadviser. MFC, the Adviser's parent company, controls MFC Global U.S.A., the Funds' subadviser (the "Affiliated Subadviser").

Advisory arrangements involving an Affiliated Subadviser may present certain potential conflicts of interest. For each Fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the Affiliated Subadviser. Consequently, MFC may be viewed as benefiting financially from: (i) the appointment of or continued service of Affiliated Subadviser to manage the Funds; and (ii) the allocation of the assets of the American Fundamental Holding Trust and the American Global Diversification Trust. However, both the Adviser, in recommending to the Board of Trustees the appointment or continued service of an Affiliated Subadviser, and MFC Global U.S.A., in allocating the assets of the Funds, have a fiduciary duty to act in the best interests of the Funds and their shareholders. In addition, under JHT's "manager of managers" exemptive order from the SEC, JHT is required to obtain shareholder approval of any subadvisory agreement appointing the Affiliated Subadviser to manage a Fund's assets (in the case of a new Fund, the initial sole shareholder of the Fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.

Additional Information Applicable to Subadvisory Agreement
----------------------------------------------------------

Term of the Subadvisory Agreement. The Subadvisory Agreement will initially continue in effect as to a Fund for a period of no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that Fund) and thereafter if such continuance is specifically approved at least annually either by: (a) the Trustees; or (b) the vote of a majority of the outstanding voting securities of that Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreement.

Any required shareholder approval of any continuance of any of the Agreement shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of: (a) any other Fund affected by the Agreement or (b) all of the Funds of JHT.

Failure of Shareholders to Approve Continuance of the Subadvisory Agreement. If the outstanding voting securities of any Fund fail to approve any continuance of the Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such Fund pending the required approval of the continuance of such agreement, a new agreement with either that party or a different subadviser, or other definitive action.

Termination of the Agreement. The Subadvisory Agreement may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreement, and also to the relevant Fund. The following parties may terminate the agreements:
-    the Board of Trustees;
- with respect to any Fund, a majority of the outstanding voting securities of such Fund;
-    the Adviser; and
-    the subadviser.

The Subadvisory Agreement will automatically terminate in the event of their assignment.

Amendments to the Agreement. The subadvisory agreement may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant Fund (except as noted below) and by the vote of a majority of the Independent Trustees, the Adviser or the subadviser.

The required shareholder approval of any amendment shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of JHT.

As noted under "Subadvisory Arrangements and Management Biographies" in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than the Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for the Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

OTHER SERVICES

Proxy Voting Policies
---------------------

The Funds' proxy voting policies and procedures delegate to the subadviser of each Fund the responsibility to vote all proxies relating to securities held by that Fund in accordance with the subadviser's proxy voting policies and procedures. A subadviser has a duty to vote such proxies in the best interests of the Fund and its shareholders. Complete descriptions of JHT's Procedures and the proxy voting procedures of each of the Fund subadvisers are set forth in Appendix IV to this SAI.

It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a subadviser becomes aware of a material conflict of interest, JHT's Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers' proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a) voting pursuant to the recommendation of a third party voting service;
(b) voting pursuant to pre-determined voting guidelines; or
(c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix IV. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.

Although subadvisers have a duty to vote all proxies on behalf of the Funds they subadvise, it is possible that a subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the Fund to vote the proxies.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC's website at http://www.sec.gov.

DISTRIBUTOR; RULE 12B-1 PLANS

John Hancock Distributors, LLC, the Distributor, is the principal underwriter of JHT and distributes shares of JHT on a continuous basis. Other than the Rule 12b-1 payments and service fees described below, the Distributor does not receive compensation from JHT.


The Board of Trustees of JHT has approved Rule 12b-1 Plans (the "Plans") for Series I shares, Series II and Series III shares. The purpose of each Plan is to encourage the growth and retention of assets of each Fund subject to a Plan.

Series I, Series II and Series III shares of each Fund are subject to Rule 12b-1 fees, as described in the Prospectus.


A portion of the Rule 12b-1 fee may constitute a "service fee" as defined in Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers ("NASD").

Service fees are paid to the Distributor, which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties, which have agreed to provide with respect to the shares of JHT the kinds of services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Conduct Rules of the NASD.

Each Rule 12b-1 Plan is a compensation plan rather than a reimbursement plan and compensates the Distributor regardless of its expenses. Rule 12b-1 fees are paid to the Distributor.

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:
-    for any expenses relating to the distribution of the shares of the class;
- for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class); and
- for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the NASD.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The Plans authorize any payments in addition to fees described above made by a Fund to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

The Plans may not be amended to increase materially the amount to be spent by a Fund without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of a Plan must be approved in the manner described in the Rule. Each Plan shall continue in effect: (i) with respect to a Fund only so long as the Plan is specifically approved for that Fund least annually as provided in the Rule: and (ii) only while: (a) a majority of the Trustees are not interested persons (as defined in the 1940 Act) of JHT;
(b) incumbent Independent Trustees select and nominate any new Independent Trustees of JHT: and (c) any person who acts as legal counsel for the Independent Trustees is an independent legal counsel. Each Plan may be terminated with respect to any Fund at any time as provided in the Rule.

PORTFOLIO BROKERAGE

Pursuant to the subadvisory agreements, the subadvisers are responsible for placing all orders for the purchase and sale of

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

portfolio securities of the Funds. The subadvisers have no formula for the distribution of Fund brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable Fund. The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:
-    price, dealer spread or commission, if any;
-    the reliability, integrity and financial condition of the broker-dealer;
-    size of the transaction;
-    difficulty of execution;
-    brokerage and research services provided; and
-    confidentiality and anonymity.

Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser's overall responsibilities with respect to a Fund and any other accounts managed by the subadviser, could result in the applicable Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers may give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A "step-out" is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.

Subadvisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because a subadviser and its affiliates receive such services.

As noted above, a subadviser may purchase new issues of securities for a Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

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

Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
-    the value of securities;
-    the advisability of purchasing or selling securities;
-    the availability of securities or purchasers or sellers of securities; and
- analyses and reports concerning: (a) issuers; (b) industries; (c) securities; (d) economic, political and legal factors and trends; and (e) Fund strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.

To the extent research services are used by a subadviser, such services would tend to reduce such party's expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for the Funds, which may not be used in connection with a Fund, will also be available for the benefit of other funds and accounts managed by the subadvisers.

Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the Funds. Although investment determinations for the Funds will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Funds by the subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Funds and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the Funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the Funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that their participation in such transactions on balance will produce better overall results for the Fund.

Affiliated Underwriting Transactions by the Subadvisers. JHT has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadviser participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase.

REDEMPTION OF SHARES

JHT will redeem all full and fractional Fund shares for cash at the NAV of each Fund. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;
- an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
-    the SEC by order so permits for the protection of security holders of JHT.

Special Redemptions. Although it would not normally do so, a Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any portfolio securities received in a redemption of Fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the Fund's NAV.

JHT has adopted Procedures Regarding Redemptions in Kind by Affiliates (the "Procedures") to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as a Fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter issued by the SEC, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated Fund shareholders subject to specified conditions, including that:
- the distribution is effected through a pro rata distribution of the distributing Fund's portfolio securities;
- the distributed securities are valued in the same manner as they are in computing the Fund's NAV;
- neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and
- the Trustees of JHT, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the Fund.

DETERMINATION OF NET ASSET VALUE

For purposes of calculating a Fund's NAV, the following procedures are utilized wherever applicable.

For purposes of calculating the NAV of each Fund, investment transactions are accounted for on a "trade date plus one basis" (i.e. the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.

Except for the types of securities described below, securities held by the Funds will be valued as follows:
- Securities, which are traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices.
- Securities traded only in the OTC market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the NYSE.
- Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.
- A Fund's interest in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be subject to fair valuation. In general, the fair value of a Fund's interest in a hedge fund will represent the amount that the Fund could reasonably expect to receive from a hedge fund or from a third party if the Fund's interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the Fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, a Fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the Fund has invested, computed in compliance with the hedge fund's valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the Trustees or their designee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
- Shares of the underlying Funds held by the Funds are valued at their NAVs, as described in the Prospectus under "Purchase and Redemption of Shares."

Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

Debt Instruments with Remaining Maturities of 60 Days or Less. Debt instruments with a remaining maturity of 60 days or less held by each of the Funds will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of JHT to provide Nonpublic Information (as defined below) regarding JHT portfolio holdings to Nonaffiliated Persons (as defined below) of JHT only in the limited circumstances noted below. It is also the policy of JHT only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons (as defined below), on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). JHT considers Nonpublic Information regarding Fund portfolio holdings to be confidential and the intent of JHT's policy regarding disclosure of portfolio holdings is to guard against selective disclosure of such information in a manner that could disadvantage JHT shareholders.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on the website listed below or until filed with the SEC via EDGAR on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) JHT; (b) the Adviser or principal underwriter or any affiliate of either entity; (c) MFC, the Adviser's ultimate parent or any affiliate thereof; (d) in the case of a particular JHT Fund, the subadviser to the Fund, or any affiliate of the subadviser; (e) JHT's custodian; or (f) JHT's independent registered public accounting firm.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons. Subject to the pre-approval of JHT's Chief Compliance Officer ("CCO"), JHT, or the Adviser, principal underwriter or any of its subadvisers (or any of their affiliates) may provide Nonpublic Information regarding JHT portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

1.   Rating Organizations

Nonpublic Information regarding JHT portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing a Fund, the Adviser or the subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

2.   Factset

Nonpublic Information regarding JHT portfolio holdings may be provided to Factset (frequency is daily) or other entities for the purpose of compiling reports and preparing data for use by JHT or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

3.   Proxy Voting Services

Nonpublic Information regarding JHT portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to JHT portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

4.   Computer Software

Nonpublic Information regarding JHT portfolio holdings may be provided to entities providing computer software to JHT (for example, for the purpose of generating JHT compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

5.   Courts and Regulators

Nonpublic Information regarding JHT portfolio holdings may be provided to any court (including bankruptcy courts) or regulator with jurisdiction over JHT, the Adviser, MFC or any subadviser or any of their affiliates if such information is requested by such court or regulator.

6.   Other Persons

Nonpublic Information regarding JHT portfolio holdings may be provided to other persons or entities if approved by the CCO. In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders of JHT ("JHT Shareholders").

JHT generally requires that each such person or entity execute a written agreement requiring such person/entity to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, JHT may grant exemptions to such requirement on a case by case basis. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

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

The CCO shall report to Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons. The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons other than those listed below under "Pre-Approved Affiliated Persons" ("Other Affiliated Persons") and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed below under "Pre-Approved Affiliated Persons" have been exempt from such pre-approval. In the case of persons listed in II, III and IV in this section, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any other Affiliated Persons the CCO shall consider: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of JHT Shareholders. In the case of a conflict between: (a) the interests of JHT Shareholders, on the one hand; and (b) the interests of any affiliated person of JHT, the Adviser, any subadviser, the principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

JHT generally requires that any Other Affiliated Persons execute a written agreement requiring such person to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, there may be certain circumstances where such an agreement is not required. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

Receipt of Compensation. None of JHT, the Adviser, any subadvisers or any of their affiliates may receive compensation or other consideration in connection with the release to any person of Nonpublic Information regarding JHT portfolio holdings. Neither JHT, the Adviser, JHT's subadvisers nor any of their affiliates will release Nonpublic Information to any person if such entity has knowledge that such person has received, is receiving or will receive compensation or other consideration in connection with the release of Nonpublic Information regarding JHT portfolio holdings.

Resolution of Conflicts of Interest. If JHT or its adviser or principal underwriter or any of its subadvisers (or any of their affiliates) desire to provide Nonpublic Information regarding JHT portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between:
(a) the interests of the shareholders of JHT, on the one hand; and (b) the interests of any affiliated person of JHT, the Adviser (including any subadviser), JHT's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of JHT who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will not be harmful to JHT.

Posting of JHT Portfolio Holdings on a Website. If JHT desires to post on its website JHT portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then JHT shall disclose the following in its
Prospectus:
- the nature of the information that will be available, including both the date as of which the information will be current (e.g. calendar quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);
- the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and
- the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

JHT Portfolio Holdings Currently Posted on a Website. Each of the Funds invests in shares of other JHT Funds. The holdings of Fund in other JHT Funds will be posted to the website listed below within 30 days after each calendar quarter end. In addition, the ten largest holdings of each JHT Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT's Form N-CSR and Form N-Q will contain each Fund's entire portfolio holdings as of the applicable calendar quarter end.

http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Changes in Policy. Any material changes to the policy regarding disclosure of Nonpublic Information Regarding JHT portfolio holdings must be approved by JHT Board of Trustees.

Reports to JHT's Board of Trustees. The CCO shall report any material issues that may arise under this policy to JHT's Board of Trustees.

Applicability of Policy to the Adviser and the Subadvisers. This policy shall apply to the Adviser and each of the Funds' subadvisers.

Pre-Approved Affiliated Persons.

I. Employees* of John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of JHT, the Adviser, and the Distributor;
II. Employees* of a subadviser or any affiliate of a subadviser who provide services to JHT;
III. Employees* of JHT's custodian who provide services to JHT; and
IV. Employees* and partners of JHT's certified public accounting firm who provide services to JHT.

*    Includes temporary employees

SHAREHOLDERS OF JHT

JHT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with Manulife Financial, the ultimate controlling parent of the Adviser.

Control Persons. As of June 30, 2007, no one was considered a control person of any of the Funds. A control person is one who has beneficial ownership of more than 25% of the voting securities of a Fund or who acknowledges or asserts having or is adjudicated to have control of a Fund.

Shareholders. As of June 30, 2007, JHT Shareholders are as follows:
- the insurance companies affiliated with Manulife Financial discussed above (the "Manulife Insurance Companies"). (Each insurance company that is a shareholder of JHT holds of record in its separate accounts JHT shares attributable to variable contracts), and
- the Franklin Templeton Founding Allocation Trust, Lifestyle Trusts and the Index Allocation Trust, each of which invests in and holds of record shares of underlying Funds.

JHT may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. JHT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of JHT.

Entities Eligible to Be Shareholders of JHT. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of JHT may be purchased only by the following eligible shareholders:
- separate accounts of the Manulife Insurance Companies and other insurance companies;
-    the Manulife Insurance Companies and certain of their affiliates; and
-    any trustee of a qualified pension or retirement plan.

Voting of Shares by the Insurance Companies and JHT. The Manulife Insurance Companies have the right to vote upon matters that may be voted upon at any JHT Shareholders' meeting. These companies will vote all shares of the Funds issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act ("Contract Owner Instructions"). In addition, JHT will vote all shares of the underlying Funds issued to Funds in proportion to Contract Owner Instructions.

Mixed Funding. Shares of JHT may be sold to JHT Shareholders described above. JHT currently does not foresee any disadvantages to any JHT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, JHT's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts, which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHT Shareholder from investing in JHT or a particular Fund.

Principal Holders. The tables below set forth the principal holders of the shares of each Fund. Principal holders are those who own of record or are known by JHT to own beneficially 5% or more of a series of a Fund's outstanding shares.

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

As of November 1, 2007, four of the Manulife Insurance Companies - John Hancock Life Insurance Company (USA ("JHLICO (USA)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHLVICO") -- owned of record all of the outstanding Series I and II shares of the Funds.

Trustees and officers of JHT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each share class of each Fund.

HISTORY OF JHT

JHT Name Change. Prior to January 1, 2005, the name of JHT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHT was NASL Series Trust.

ORGANIZATION OF JHT

Organization of JHT. JHT was originally organized on August 3, 1984 as "NASL Series Fund, Inc." ("NASL"), a Maryland corporation. Effective December 31, 1988, NASL was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHT assumed all the assets and liabilities of NASL and carried on its business and operations with the same investment management arrangements as were in effect for NASL at the time of the reorganization. The assets and liabilities of each of NASL's separate portfolios were assumed by the corresponding Fund.

Classification. JHT is a no-load, open-end management investment company registered with the SEC under the 1940 Act.

Powers of the Trustees of JHT. Under Massachusetts law and JHT's Declaration of Trust and By-Laws, the management of the business and affairs of JHT is the responsibility of its Trustees.

The Declaration of Trust authorizes the Trustees of JHT without shareholder approval to do the following:
- Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;
- Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;
- Issue additional series of shares or separate classes of existing series of shares;
-    Approve fund mergers, to the extent consistent with applicable laws;
-    Designate a class of shares of a fund as a separate fund;
- Approve mergers of series (to the extent consistent with applicable laws and regulations); and
-    Designate a class of shares of a series as a separate series.

Shares of JHT. The shares of each Fund, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each Fund have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that Fund. Holders of shares of any Fund are entitled to redeem their shares as set forth under "Redemption of Shares."

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and upon liquidation in the net assets of such Fund remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular Fund will be allocated in the manner determined by the Trustees. Accrued liabilities, which are not clearly allocable to one or more Funds will also be allocated among the Funds in the manner determined by the Trustees.

Shareholder Voting. Shareholders of each Fund are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the Fund. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular Fund are entitled to vote on matters determined by the Trustees to affect only the interests of that Fund. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHT may not be binding on a Fund whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of JHT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHT do not have cumulative voting rights, which means that the holders of more than 50% of JHT's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

Shareholder Liability. Under Massachusetts law, shareholders of JHT could, under certain circumstances, be held personally liable for the obligations of JHT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHT. The Declaration of Trust also provides for indemnification out of the property of a JHT Fund for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that JHT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHT and satisfy any judgment thereon, but only out of the property of the affected Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular Fund would be unable to meet its obligations.

ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a Fund and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

Since the Funds' shareholders are principally: (i) life insurance companies whose separate accounts invest in the Funds for purposes of funding variable annuity and variable life insurance contracts, and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. Federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a Fund. For information concerning the U.S. Federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.

JHT believes that each Fund will qualify as a regulated investment company ("RIC") under Subchapter M of the Code. If any Fund does not qualify as a RIC, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a RIC, neither Fund will be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

A Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a RIC for income tax purposes, a Fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. On December 16, 2005, the Internal Revenue Service issued a revenue ruling that, as later modified, would cause certain income from certain commodities-linked derivatives in which certain Funds invest to not be considered qualifying income after September 30, 2006 for purposes of the 90% test. This ruling limits the extent to which a Fund may receive income from such commodity-linked derivatives after September 30, 2006 to a maximum of 10% of its annual gross income. Although certain commodity-linked notes are not affected by this revenue ruling, it is unclear what other types of commodity-linked derivatives are affected.

A "qualified publicly traded partnership" is a publicly traded partnership other than a publicly traded partnership, which would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies ("RIC-type income"). Qualified publicly traded partnerships therefore are publicly traded partnerships, which derive more than 10% of their gross income from other types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by a Fund from its investment in a qualified publicly traded partnership, which invests in commodities or commodity-linked derivatives will be income satisfying the RIC 90% test only if more than 10% of such partnership's gross income is such commodities-based income. If the commodities-based income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a Fund investing in such partnership would not be income satisfying the RIC 90% test for the Fund's taxable year. In such event, the Fund could fail to qualify as a RIC if its income that is not RIC qualifying income exceeds 10% of its gross income for the taxable year.

If a Fund failed to qualify as a RIC, the Fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Fund. Compliance with the RIC 90% test is carefully monitored by the Adviser and the subadvisers and it is intended that the Funds will comply with the requirements for qualification as RICs.

The Code was amended in 2004 to allow RICs to invest up to 25% of their assets in "qualified publicly traded partnerships" and to provide that the net income allocated to a RIC investing in such partnerships would be qualifying income for purposes of the 90% gross income test. In order to maintain its status as a RIC, a Fund must have a deduction for dividends paid during its taxable year at least equal to 90% of its investment company taxable income for such year. Additionally, a RIC is subject each calendar year to a nondeductible 4% excise tax on its under distribution of dividends to the extent that it fails to distribute the sum of 98% of its ordinary income for such calendar year, plus 98% of its capital gain net income for the 1-year period on October 31 of such calendar year, plus 100% of any prior year's shortfall. A Fund investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships and its proceeds from dispositions of partnership interests during that year. Such income, even if not reported to the Fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax.

To qualify as a RIC, a Fund must also satisfy certain requirements with respect to the diversification of its assets. A Fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other RICs, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Fund's assets may be invested in securities (other than United States Government securities or the securities of other RICs) of any one issuer, or of two or more issuers, which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Because JHT complies with the ownership restriction of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no
direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a RIC. Therefore, each Fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, such Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the Funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "Hedging and Other Strategic Transactions"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a Fund purchases shares in a "passive foreign investment company" (a "PFIC"), the Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing Fund" under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing Fund, even if not distributed to the Fund. Alternatively, a Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a Fund failed to qualify as a RIC, (i) owners of contracts based on the Fund would be treated as owning contract based solely on shares of the Fund (rather than on their proportionate share of the assets of such Fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the Fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadviser and it is intended that the Funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

LEGAL AND REGULATORY MATTERS

There are no legal proceedings to which JHT, the Adviser or the principal underwriter is a party that are likely to have a material adverse effect on the Funds or the ability of the Adviser or principal underwriter to perform its contract with the Funds.

On June 25, 2007, the Adviser and the Distributor and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the JHT funds that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

PricewaterhouseCoopers LLP, independent registered public accounting firm, has been appointed as independent registered public accountants for the Fund. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, MA 02110.

CUSTODIAN

State Street Bank and Trust Company, ("State Street") 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Funds' assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

CODE OF ETHICS

JHT, the Adviser, the Distributor and each Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHT.

MANAGEMENT OF OTHER FUNDS BY THE ADVISER/SUBADVISER

The Funds of JHT described this SAI are not retail mutual funds and are only available under variable annuity contracts or variable life policies, through participation in tax qualified retirement plans or to certain permitted entities. Although the Adviser or subadvisers may manage retail mutual funds with similar names and investment objectives, no representation is made, and no assurance is given, that any Fund's investment results will be comparable to the investment results of any other fund, including other funds with the same investment adviser or subadviser. Past performance is no guarantee of future results.

APPENDIX I

DESCRIPTION OF BOND RATINGS

The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent their respective opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:  Obligations  rated Baa are  subject  to  moderate  credit  risk.  They are
considered   medium-grade   and  as  such  may   possess   certain   speculative
characteristics.

Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.

B: Obligations rated B are considered speculative elements and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

S&P

AAA: An obligation rated `AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated `BB', `B', `CCC' `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.


CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

Commercial Paper
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

A-1
This designation indicates that the degree of safety regarding timely payment is
strong.   Those  issues   determined   to  possess   extremely   strong   safety
characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
Issues rated `B' are regarded as having only speculative capacity for timely payment.

C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Dual Ratings
S&P assigns `dual' rating to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, `AAA/A-1+'). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, `SP-1+/A-1+').

Other Considerations - The ratings of S&P and Moody's represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

TAX-EXEMPT NOTE RATINGS

Moody's

Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.

S&P

Short-Term Issues
An S&P ratings of U.S. municipal notes reflect the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as note; and
o Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

                                   APPENDIX II

STANDARD & POOR'S CORPORATION DISCLAIMERS

     The Equity Index Trust, 500 Index Trust and Mid Cap Index Trust (collectively, the "S&P Index Trusts") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P Index Trusts, or any member of the public regarding the advisability of investing in securities generally or in the S&P Index Trusts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P Index Trusts. S&P has no obligation to take the needs of the Trust or the shareholders of the S&P Index Trusts into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of the S&P Index Trusts or the timing of the issuance or sale of the shares of the S&P Index Trusts or in the determination or calculation of the equation by which shares of the S&P Index Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Index Trusts.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the S&P Index Trusts, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

APPENDIX III


                          PORTFOLIO MANAGER INFORMATION

        MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL")
                       American Fundamental Holdings Trust
                      American Global Diversification Trust

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2006):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2006)

                                                           Total
                Registered      Assets     Pooled          Assets                       Assets          Assets
                Investment      Managed    Investment      Managed                      Managed         Managed
 Trust          Company         ($ US      Vehicle         ($ US         Other          ($ US           ($ US
 Manager        Accounts        millions)  Accounts        millions)     Accounts       millions)       millions)
                                                           (Worldwide)                  (Worldwide)
 ---------      ----------      ---------  ----------      ---------     --------       -----------     ---------

 Steve Orlich      21           $43,590       --              --           16           $4,008          $47,598

Potential Conflicts of Interest. Portfolio managers at MFC Global may manage numerous portfolios or accounts and as a result, actual or apparent conflicts of interest may arise.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MFC Global does not track the time a portfolio manager spends on a single portfolio, however, MFC Global will regularly assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MFC Global seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

Conflicts of interest may also arise when allocating and/or aggregating trades. Although a portfolio manager will make investment determinations for a portfolio independently from the investment determinations made for any other portfolio, investments may be deemed appropriate for more than one portfolio. In such circumstances, MFC Global may determine that orders for the purchase or sale of the same security for more than one portfolio should be combined. In this event, the transactions will be priced and allocated in a manner deemed to be equitable and in the best interests of all portfolios participating in the transaction.

MFC Global has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, MFC Global monitors a variety of other matters, including compliance with a portfolio or account's investment guidelines and compliance with MFC Global's Code of Ethics.

Structure of Compensation

MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance-based bonus is based upon the investment performance of all accounts managed by the portfolio manager over a one-year period. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). The amount of the performance based bonus and participation in equity ownership also reflects the seniority and role of each portfolio manager. MFC

                                      III-1

Global seeks to ensure retention of portfolio managers through competitive compensation that rewards both individual and team performance. In order to be competitive in the industry, the overall compensation package is targeted at the top of the second quartile against our competitors as determined through industry surveys.

To ensure ongoing competitiveness, total compensation for investment professionals is compared to external asset management organizations on an annual basis, at a minimum; any adjustments to base pay or annual incentive design are made at that time.

Base salary under asset management compensation structure is determined by grade levels / function.

Annual incentive plan ("AIP") bonus targets range from 10% to 80% of base salary determined by function, grade level and competitive practice, and an AIP bonus can reach a maximum of 250% of bonus target depending on company, divisional, individual and portfolio performance.

Stock option plan is available for Vice Presidents and above. Restricted share unit grants are available for Assistant Vice Presidents, Vice Presidents and above. Grants issued are dependent upon an individual's long term performance, retention risk, future potential and market conditions.

Ownership of Trust Shares. Mr. Orlich owns no shares of any of the Funds he manages.






                                      III-2

Appendix IV

                                                      Adopted September 25, 2003

                               John Hancock Trust
                   (formerly, Manufacturers Investment Trust)
                      Proxy Voting Policies and Procedures

                                Table of Contents
                                -----------------
I.   Delegation of Proxy Voting to Subadvisers

           A.  Delegation
           B.  Proxy Voting Policies and Procedures
           C.  Underlying Funds


II.  Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting

     Policies and Proxy Voting Record.  Disclosure of Proxy Voting Procedures

     A. Disclosure of Procedures in the Statement of Additional Information of the Trust
     B.  Disclosure in Annual and Semi-Annual Report
     C.  Filing of Proxy Voting Record on Form N-PX

IV.  Annual Renewal of Proxy Voting Policies and Procedures

                                    * * *

I.   Delegation of Proxy Voting to Subadvisers

A.   Delegation

     The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

B.   Proxy Voting Procedures

     Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

C.   Underlying Funds

     With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II.  Material Conflicts of Interest

     If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.

     If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.


III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

     A. Disclosure of Policies and Procedures in the Statement of Additional Information

          The Trust shall disclose in its Statement of Additional Information a summary of its Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trust may instead include the actual Subadviser Proxy Voting Procedures in the Statement of Additional Information.)

     B.  Disclosure in Annual and Semi-Annual Report

          The Trust shall disclose in its annual and semi-annual shareholder reports that:

          (a) a description of the Trust's proxy voting policies and procedures and (b) the Trust's proxy voting record for the most recent 12 month period ending June 30th, are available:

          1. on the SEC's website, and

          2. without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

II.       Filing of Proxy Voting Record on Form N-PX

          The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

III.     Annual Approval of Proxy Voting Procedures

          The Trust's proxy voting policies and procedures shall be re-approved by the Trust's Board of Trustees at least annually.

--------------------------------------------------------------------------------

         MFC Global Investment Management

         MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED


         PROXY VOTING POLICY











         ISSUED: AUGUST 2003

     MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM (USA)") manages money on behalf of, or provides investment advice to, clients.

     Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.

     In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act"), and any other law which governs the exercise of voting rights by an investment adviser.

     A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.


     Fiduciary Duty Guideline Requirements

     When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.

     Our Policy

     A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committees" and "Proxy Services" below.

     When voting proxies, the following standards apply:

     o The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

     o Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See "Proxy Committees" below.

     o Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.

     o The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

     o As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

     MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.

     Proxy Services

     Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.

     MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS's research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

     MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

     Proxy Committees

     From time to time proxy voting issues arise generally or with respect to a specific vote. In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.

     One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee's deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.


     Conflicts Procedures

     MFC-GIM (USA) is required to monitor and resolve possible material conflicts ("Conflicts") between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

     Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

     In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

     The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

     Documentation and Client Notification Requirements

     The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as

     (i) proxy voting procedures and policies, and all amendments thereto;

     (ii) all proxy statements received regarding client securities;

     (iii) a record of all votes cast on behalf of clients;

     (iv) records of all client requests for proxy voting information;

     (v) any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

     (vi)  all  records  relating  to  communications   with  clients  regarding
     conflicts of interest in voting; and

     (vii) any other material required by law to be kept from time to time.

     MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits


(a)(1) Agreement and Declaration of Trust dated September 29, 1988 -- previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(2) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond Trust" dated May 1, 1989 -- previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(3) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Conservative, Moderate and Aggressive Asset Allocation Trusts dated May 1, 1989 -- previously filed as exhibit
          (1)(c) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(4) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth & Income Trust dated February 1, 1991 -- previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(5) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust" dated April 16, 1991 -- previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(6) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities Trust" dated June 14, 1991 -- previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(7) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Pasadena Growth Trust, Growth Trust and Strategic Income Trust dated August 7, 1992 -- previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(8) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the Series of Shares known as the "Growth Trust" to the "Value Equity Trust" dated April 4,1993 -- previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(9) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Growth and Income Trust dated December 28, 1994 -- previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996.

(a)(10) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small/Mid Cap Trust, dated February 1, 1996 -- previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(11) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Small Cap Trust dated February 1, 1996 -- previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(12) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth Trust dated July 9, 1996 -- previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996.

(a)(13) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest - Value Trust, High Yield Trust, International Stock Trust, Science & Technology Trust, Balanced Trust, Worldwide Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Pacific Rim Emerging Markets Trust, Real Estate Securities Trust, Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust, Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust, Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle Aggressive 1000 Trust; Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" dated October 1, 1996; and Form of Redesignation of the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" -- previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996.

(a)(14) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small Company Value Trust dated September 30, 1997 -- previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(15) Amendment to the Agreement and Declaration of Trust (name change of Trust) dated October 1, 1997 -- previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998.

(a)(16) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock -- previously filed as exhibit (a)(15) to post effective amendment no. 41 filed on March 1, 1999.

(a)(17) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Dynamic Growth, Internet Technologies, Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total Stock Market Index and International Index Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(a)(18) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Capital Appreciation Trust - previously filed as exhibit (a)(18) to post effective amendment no. 43 filed on August 17, 2000.

(a)(19) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 - previously filed as exhibit (a) (19) to post effective amendment no. 45 filed on February 9, 2001.

(a)(20) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 -- previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.

(a)(21) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - previously filed as exhibit (a)(21) to post effective amendment no. 58 filed on May 9, 2003.

(a)(22) Form of Establishment and Designation of Additional Class of Shares - Previously filed as exhibit (a)(22) to post effective amendment no. 56 filed on February 14, 2003.

(a)(23) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 - Previously filed as exhibit (a)(23) to post effective amendment no. 57 filed on April 22, 2003.

(a)(24) Form of Redesignation of Name for Certain Portfolios - Previously filed as exhibit (a)(24) to post effective amendment no. 57 filed on April 22, 2003.

(a)(25) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (Great Companies - America) - Previously filed as exhibit (a)(25) to post effective amendment no. 59 filed on May 13, 2003.

(a)(26) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as exhibit (a)(26) to post effective amendment no. 60 filed on February 13, 2004.

(a)(27) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as exhibit (a)(27) to post effective amendment no. 60 filed on February 13, 2004.

(a)(28)   Form of Establishment  and Designation of Additional Series of Shares
          - Previously filed as exhibit (a)(28) to post effective amendment no. 62 filed on November 4, 2004.

(a)(29) Form of Establishment and Designation of Additional Class of Shares - NAV shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

(a)(30) Form of Establishment and Designation of Additional Class of Shares - Series IIIA shares - Previously filed as exhibit (a)(29) to post effective amendment no. 62 filed on November 4, 2004.

(a)(31)   Form of  Redesignation of Name of Trust - Previously filed as exhibit
          (a)(30) to post effective amendment no. 62 filed on November 4, 2004.

(a)(32) Form of Establishment and Designation of Additional Series of Shares -- Previously filed as exhibit (a)(31) to post effective amendment no. 63 filed on February 11, 2005.

(a)(33) Form of Establishment and Designation of Additional Series of Shares (American Bond Trust) - Previously filed as exhibit (a)(32) to post effective amendment no. 66 filed on May 5, 2005.

(a)(34)   Form of Establishment  and Designation of Additional Series of Shares
          - Previously filed as exhibit (a)(33) to post effective amendment no. 67 filed on May 5, 2005.

(a)(35)   Form of Establishment  and Designation of Additional Series of Shares
          - Previously filed as exhibit (a)(34) to post effective amendment no. 68 filed on November 17, 2005.

(a)(36)   Form of Establishment  and Designation of Additional Series of Shares
          - Previously filed as exhibit (a)(35) to post effective amendment no. 69 filed on February 10, 2006.

(a)(37) Form of Redesignation of Names of Portfolios (Lifestyle Trusts, Growth & Income Trust and Growth & Income Trust II) - Previously filed as exhibit (a)(36) to post effective amendment no. 69 filed on February 10, 2006.

(a)(38) Form of Declaration of Trust Amendment - Designation of Class as a separate series - Previously filed as exhibit (a)(37) to post effective amendment no. 69 filed on February 10, 2006.

(a)(39) Form of Declaration of Trust Amendment - Reorganization - Previously filed as exhibit (a)(38) to post effective amendment no. 69 filed on February 10, 2006.

(a)(40) Redesignation of Names of Portfolios (Lifestyle Trusts, Growth & Income Trust, Growth & Income Trust II and International Stock Trust), dated April 28, 2006 - Previously filed as exhibit (a) (40) to post effective amendment no. 72 filed on February 13, 2007.

(a)(41) Declaration of Trust Amendment - Termination of Series of the Large Cap Growth Trust dated May 2, 2006 - Previously filed as exhibit (a)
          (41) to post effective amendment no. 72 filed on February 13, 2007.

(a)(42) Establishment and Designation of Additional Series of Shares of Beneficial Interest of the International Small Company Trust, Real Estate Equity Trust, Mid Cap Value Equity Trust, Global Real Estate Trust, Absolute Return Trust and the High Income Trust, dated April 28, 2006 - Previously filed as exhibit (1) (42) to post effective amendment no. 72 filed on February 13, 2007.

(a)(43) Establishment and Designation of Additional Series of Shares of Beneficial Interest of the Index Allocation Trust, dated January 30, 2006 - Previously filed as exhibit (a) (43) to post effective amendment no. 72 filed on February 13, 2007.

(a)(44) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for portfolios to be added to Trust effective April 30, 2007 - Previously filed as exhibit (a)(44) to post effective amendment no. 73 filed on April 20, 2007.

(a)(45) Form of Establishment and Designation of Additional Class of Shares of Beneficial Interest - Previously filed as exhibit (a)(45) to post effective amendment no. 73 filed on April 20, 2007.

(a)(46) Declaration of Trust Amendment - Termination of Series III and Series IIIA Shares of the Lifestyle Trusts dated September 29, 2006 - Previously filed as exhibit (a) (45) to post effective amendment no. 72 filed on February 13, 2007.

(a)(47) Declaration of Trust Amendment - Termination of Mid Cap Core Trust and Strategic Value Trust, dated December 5, 2006 - Previously filed as exhibit (a) (46) to post effective amendment no. 72 filed on February 13, 2007.

(a)(48) Form of Establishment and Designation of Additional Class of Shares of Beneficial Interest of the American Fundamental Holdings Trust and the American Global Diversification Trust - Filed herewith.

(b)(1)    By-laws  of  the  Trust  --  previously   filed  as  exhibit  (2)  to
          post-effective amendment no. 38 filed September 17, 1997.

(b)(2) By-laws of the Trust, dated June 30, 2006 - Previously filed as exhibit (b) (2) to post effective amendment no. 72 filed on February 13, 2007.

(b)(3) Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 - Previously filed as exhibit (b) (3) to post effective amendment no. 72 filed on February 13, 2007.

(c) Form of Specimen Share Certificate -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(d)(1) Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit (d)(1) to post-effective amendment no. 41 filed March 1, 1999.

(d)(1)(A) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(1)(B) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the Capital Appreciation Trust - previously filed as exhibit (d)(1)(b) to post effective amendment no. 43 filed on August 17, 2000.

(d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added April 30, 2001 - previously filed as exhibit (d) (1) (C) to post effective amendment no. 45 filed on February 9, 2001.

(d)(1)(D) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the new portfolios to be added July 16, 2001 - -- previously filed as exhibit (d)(1) (C) to post effective amendment no. 47 filed on May 1, 2001.

(d)(1)(E) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding the portfolios to be added May 1, 2003 - -- Previously filed as exhibit (d)(1)(D) to post effective amendment no. 57 filed on April 22, 2003.

(d)(1)(F) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as exhibit
          (d)(1)(E) to post effective amendment no. 60 filed on February 13, 2004.

(d)(1)(G) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. - Previously filed as exhibit (d)(1)(E) to post effective amendment no. 67 filed on July 14, 2005.

(d)(1)(H) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. - Previously filed as Exhibit (d)(1)(G) to Post-Effective Amendment No. 68 filed on November 17, 2005.

(d)(1)(I) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding changes to the calculation of the advisory fee - Previously filed as exhibit (d)(1)(F) to post effective amendment no. 69 filed on February 10, 2006.

(d)(1)(J) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as exhibit (d)(1)(G) to post effective amendment no. 70 filed on April 26, 2006.

(d)(1)(K) Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated April 28, 2006 regarding the U.S. Government Securities Trust, Strategic Bond Trust, High Yield Trust, International Opportunities Trust, All Cap Growth Trust, Capital Appreciation Trust, Emerging Small Company Trust, International Small Company Trust, Mid Cap Value Equity Trust, Absolute Return Trust, Real Estate Equity Trust, Global Real Estate Trust and High Income Trust. - Previously filed as exhibit (d) (1) (K) to post effective amendment no. 72 filed on February 13, 2007.

(d)(1)(L) Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated October 2, 2006 regarding the Absolute Return Trust. - Previously filed as exhibit (d) (1) (L) to post effective amendment no. 72 filed on February 13, 2007.

(d)(1)(M) Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated December 1, 2006 regarding the Large Cap Value Trust. - Previously filed as exhibit (d) (1) (M) to post effective amendment no. 72 filed on February 13, 2007.

(d)(1)(N) Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, dated December 19, 2006 regarding the Strategic Opportunities Trust and the Large Cap Trust. - Previously filed as exhibit (d) (1) (N) to post effective amendment no. 72 filed on February 13, 2007.

(d)(1)(O) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, regarding the Small Cap Intrinsic Value Trust, Founding Allocation Trust, Income Trust, Mutual Shares Trust, Mid Cap Intersection Trust and the Emerging Markets Value Trust to become effective April 30, 2007 - Previously filed as exhibit
          (d)(1)(O) to post effective amendment no. 73 filed on April 20, 2007.

(d)(1)(P) Form of Amended and Restated Advisory Agreement between the Trust and the Adviser, regarding the American Fundamental Holdings Trust and the American Global Diversification Trust to become effective
          - Filed herewith.

(d)(2) Form of Subadvisory Agreement Between the Adviser and Wellington Management Company LLP - previously filed as exhibit (d)(2) to post effective amendment no. 41 filed March 1, 1999.

(d)(3) Subadvisory Agreement Between the Adviser and Salomon Brothers Asset Management Inc dated November 28, 1997 -- previously filed as exhibit
          (5)(b)(iii) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(4) Subadvisory Consulting Agreement Between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited dated November 28, 1997 -- previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 39 filed on March 2, 1998.

(d)(5)    Subadvisory   Agreement   between  the  Adviser  and  Founders  Asset
          Management  LLC dated  April 1, 1998 -  previously  filed as  exhibit
          (5)(b)(vi) to post effective amendment no. 40 filed April 30, 1998.

(d)(6)    Form of Subadvisory  Agreement  between the Adviser and T. Rowe Price
          Associates,   Inc.  -   previously   filed  as   exhibit   (d)(8)  to
          post-effective amendment no. 41 filed March 1, 1999.

(d)(7) Form of Subadvisory Agreement between the Adviser and Rowe Price-Fleming International, Inc. adding the International Stock Trust -- previously filed as exhibit (5)(b)(xiv) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(8) Subadvisory Agreement between the Adviser and Morgan Stanley Asset Management, Inc. dated October 1, 1996 providing for the Global Equity Trust -- previously filed as exhibit (5)(b)(xv) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(9) Subadvisory Agreement between the Adviser and Miller Anderson & Sherrerd, LLP dated October 1, 1996 adding the Value and High Yield Trusts -- previously filed as exhibit (5)(b)(xvi) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(10) Form of Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation dated October 1, 1996 providing for the Money Market Trust -- previously filed as exhibit (5)(b)(xviii) to post-effective amendment no. 34 filed on October 4, 1996.

(d)(11) Form of Amendment to Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation dated December 31, 1996 adding the Pacific Rim Emerging Markets, Common Stock, Real Estate Securities, Equity Index, Capital Growth Bond, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820 and Lifestyle Aggressive 1000 Trusts -- previously filed as exhibit
          (5)(b)(xx) to post-effective amendment no. 35 filed on December 18, 1996.

(d)(11)(a)Form of Amendment to Subadvisory Agreement between the Adviser and Manufacturers Adviser Corporation regarding the Lifestyle Trusts - previously filed as exhibit (d)(11)(a) to post effective amendment no. 42 filed on March 1, 2000.

(d)(11)(b)Form of Subadvisory Consulting Agreement between Manufacturers Adviser Corporation and State Street Global Advisors regarding the Lifestyle Trusts - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

(d)(12) Form of Subadvisory Agreement between the Adviser and Fidelity Management Trust Company -- previously filed as exhibit (d)(14) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(13) Form of Subadvisory Agreement between the Adviser and AXA Rosenberg Investment Management LLC - previously filed as exhibit (d)(15) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(14)   Form of Subadvisory  Agreement  between the Adviser and A I M Capital
          Management,   Inc.  -   previously   filed  as  exhibit   (d)(16)  to
          post-effective amendment no. 41 filed on March 1, 1999.

(d)(15) Form of Subadvisory Agreement between the Adviser and Capital Guardian Trust Company -- previously filed as exhibit (d)(17) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(16)   Form of  Subadvisory  Agreement  between  the  Adviser  and  Franklin
          Advisers,   Inc.   --   previously   filed  as  exhibit   (d)(18)  to
          post-effective amendment no. 41 filed on March 1, 1999.

(d)(17) Form of Subadvisory Agreement between the Adviser and Pacific Investment Management Company - previously filed as exhibit (d)(19) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(18)   Form of  Subadvisory  Agreement  between the Adviser and State Street
          Global   Advisors  -   previously   filed  as   exhibit   (d)(20)  to
          post-effective amendment no. 41 filed on March 1, 1999.

(d)(19) Form of Subadvisory Agreement between the Adviser and Templeton Investment Counsel, Inc. - previously filed as exhibit (d)(21) to post-effective amendment no. 41 filed on March 1, 1999.

(d)(20)   Form of  Subadvisory  Agreement  between  the  Adviser  and  Jennison
          Associates   LLC  -   previously   filed  as   exhibit   (d)(20)   to
          post-effective amendment no. 43 filed on August 17, 2000

(d)(21) Form of Subadvisory Agreement between the Adviser and (a) Cohen and Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO, (f) Lord Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2
          agreements)- previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

(d)(22) Form of Subadvisory Agreement between the Adviser and (a) Allegiance Capital, (b) Kayne Anderson, (c) Lazard Asset Management, (d) Navellier Management, (e) Rorer Asset Management, (f) Roxbury Capital Management - -- previously filed as exhibit (d) (22) to post effective amendment no. 47 filed on May 1, 2001.

(d) (23) Form of Subadvisory Agreement Amendment between Manufacturers Securities Services, LLC and (a) AIM, (b) Capital Guardian, (c) Founders, (d) Franklin Advisors, (e) Janus, (f) MAC, (g) Miller Anderson, (h) Munder, (i) SBAM, (k) SsgA Funds Management, (l) T. Rowe Price. - previously filed as exhibit (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.

(d)(24) Form of Subadvisory Agreement - Great Companies, LLC - Previously filed as exhibit (d)(24) to post effective amendment no. 60 filed on February 13, 2004.

(d)(25) Form of Subadvisory Agreement - Fund Asset Management, L.P. - Previously filed as exhibit (d)(25) to post effective amendment no. 60 filed on February 13, 2004.

(d)(26) Form of Amendment No. 1 to Subadvisory Agreement - MFC Global Asset Management (U.S.A.) - Previously filed as exhibit (d)(26) to post effective amendment no. 60 filed on February 13, 2004.

(d)(27) Form of Amendment No. 1 to Subadvisory Consulting Agreement - Deutsche Asset Management - Previously filed as exhibit (d)(27) to post effective amendment no. 60 filed on February 13, 2004.

(d)(28) Form of Subadvisory Agreement between the Adviser and (a) American Century, (b) Legg Mason, (c) Pzena, (d) Sustainable Growth Advisors.
          - Previously filed as exhibit (a)(28) to post effective amendment no. 60 filed on February 13, 2004.

(d)(29) Form of Subadvisory Agreement between the Adviser and (a) SSgA Funds Management, Inc., (b) Declaration Management & Research LLC and (c) Independence Investment LLC - previously filed as exhibit (a) (29) to post effective amendment no. 62 filed on November 4, 2004.

(d)(30) Form of Subadvisory Agreement between the Adviser and (a) Marsico Capital Management, LLC and (b) Wells Fargo Fund Management, LLC . - Previously filed as exhibit (d)(31) to post effective amendment no. 63 filed on February 11, 2005.

(d)(31) Form of Subadvisory Agreement between the Adviser and United States Trust Company - Previously filed as exhibit (d)(32) to post effective amendment no. 67 filed on July 14, 2005.

(d)(32) Form of Subadvisory Agreement between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC - Previously filed as exhibit (d)(33) to post effective amendment no. 67 filed on July 14, 2005.

(d)(33) Form of amendment to subadvisory agreement for the following subadvisers: (a) AIM, (b) American Century, (c) Davis, (d) Declaration, (e) DeAM Lifestyle, (f) DeAM nonLifestyle, (g) Franklin,
          (h) GMO, (i) Independence, (ii) John Hancock, (j) Jennison, (k) Legg Mason, (l) Lord Abbet, (m) Fund Asset Management, (n) MFC Global, (o) Marsico, (p) MFS, (q) Morgan Stanley, (u) Munder, (r) Sustainable Growth, (s) T. Rowe, (t) Templeton, (w) Templeton Global, (x) UBS,
          (y)  Wellington,  (z) Wells  Capital.  - Previously  filed as exhibit
          (d)(33) to post effective amendment no. 69 filed on February 10, 2006.

(d)(34) US Trust: Form of subadvisory and assignment of subadvisory agreement to UST Advisers - Previously filed as exhibit (d)(35) to post effective amendment no. 69 filed on February 10, 2006.

(d)(35) Form of Subadvisory Agreement: Salomon Brothers Asset Management - Previously filed as exhibit (d)(36) to post effective amendment no. 69 filed on February 10, 2006.

(d)(36) Form of assignment of John Hancock Advisers subadvisory agreement to Sovereign Asset Management - Previously filed as exhibit (d)(37) to post effective amendment no. 69 filed on February 10, 2006.

(d) (37) Form of subadvisory agreement for the following subadvisers: (a) Dimensional Fund Advisers, (b) Riversource Investments, (c) Sovereign Asset Management, (d) RCM Capital Management and (e) Western Asset Management. - Previously filed as exhibit (d)(38) to post effective amendment no. 69 filed on February 10, 2006.

(d)(38) Subadvisory Agreement between John Hancock Investment Management Services, LLC and CAM North America, LLC. dated December 1, 2006 - Previously filed as exhibit (d) (39) to post effective amendment no. 72 filed on February 13, 2007.

(d)(39)   Sub-Subadvisory  Agreement  between  Deutsche Asset  Management (Hong
          Kong) Limited and RREEF America, L.L.C. dated April 28, 2006 - Previously filed as exhibit (d) (40) to post effective amendment no. 72 filed on February 13, 2007.

(d)(40) Sub-Subadvisory Agreement between Deutsche Asset Management International GMBH and RREEF America, L.L.C. dated April 28, 2006 - Previously filed as exhibit (d) (41) to post effective amendment no. 72 filed on February 13, 2007.

(d)(41) Sub-Subadvisory Agreement between Deutsche Investments Australia Limited and RREEF America, L.L.C. dated April 28, 2006 - Previously filed as exhibit (d) (42) to post effective amendment no. 72 filed on February 13, 2007.

(d)(42) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc. dated April 28, 2006
          - Previously filed as exhibit (d) (43) to post effective amendment no. 72 filed on February 13, 2007.

(d)(43) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Munder Capital Management, LLC. dated December 29, 2006 - Previously filed as exhibit (d) (44) to post effective amendment no. 72 filed on February 13, 2007.

(d)(44) Subadvisory Agreement between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. dated April 28, 2006 - Previously filed as exhibit (d) (45) to post effective amendment no. 72 filed on February 13, 2007.

(d)(45) Subadvisory Agreement between John Hancock Investment Management Services, LLC and RiverSource Investments, LLC. dated April 28, 2006
          - Previously filed as exhibit (d) (46) to post effective amendment no. 72 filed on February 13, 2007.

(d)(46) Sub-Subadvisory Agreement between John Hancock Investment Management Services, LLC and RREEF America L.L.C. dated April 28, 2006 - Previously filed as exhibit (d) (47) to post effective amendment no. 72 filed on February 13, 2007.

(d)(47) Sub-Subadvisory Agreement between John Hancock Investment Management Services, LLC and RREEF Global Advisers Limited dated April 28, 2006
          - Previously filed as exhibit (d) (48) to post effective amendment no. 72 filed on February 13, 2007.

(d)(48) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Western Asset Management Company dated April 28, 2006 - Previously filed as exhibit (d) (49) to post effective amendment no. 72 filed on February 13, 2007.

(d)(49) Sub - Subadvisory Agreement between Western Asset Management Company and Western Asset Management Company Limited dated April 28, 2006 - Previously filed as exhibit (d) (50) to post effective amendment no. 72 filed on February 13, 2007.

(d)(50) Form of Subadvisory Agreement for the following subadvisers: (a) Franklin Advisers and (b) Franklin Mutual Advisers. - Previously filed as exhibit (d)(50) to post effective amendment no. 73 filed on April 20, 2007.

(d)(51) Amendment to Subadvisory Agreement relating to All Cap Growth Trust between John Hancock Investment Management Services, LLC and A I M Capital Management, Inc. dated April 28, 2006 - Previously filed as exhibit (d) (52) to post effective amendment no. 72 filed on February 13, 2007.

(d)(52) Amendment to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust between John Hancock Investment Management Services, LLC and A I M Capital Management, Inc. dated June 30, 2006
          - Previously filed as exhibit (d) (53) to post effective amendment no. 72 filed on February 13, 2007.

(d)(53) Amendment to Subadvisory Agreement dated May 1, 2004 relating to Vista Trust between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. dated June 30, 2006
          - Previously filed as exhibit (d) (54) to post effective amendment no. 72 filed on February 13, 2007.

(d)(54) Amendment to Subadvisory Agreement dated September 30, 2000 between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC, relating to the Large Cap Value Trust dated December 1, 2006 - Previously filed as exhibit (d) (55) to post effective amendment no. 72 filed on February 13, 2007.

(d)(55) Amendment to Subadvisory Agreement dated January 25, 1999 relating to the Overseas Equity and U.S. Large Cap Trusts between John Hancock Investment Management Services, LLC and Capital Guardian Trust Company dated June 30, 2006 - Previously filed as exhibit (d) (56) to post effective amendment no. 72 filed on February 13, 2007.

(d)(56) Amendment to Subadvisory Agreement dated November 23, 2005 between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. dated April 28, 2006 - Previously filed as exhibit
          (d) (57) to post effective amendment no. 72 filed on February 13, 2007.

(d)(57) Amendment to Subadvisory Agreement November 23, 2002 relating to Dynamic Growth Trust between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. dated June 30, 2006
          - Previously filed as exhibit (d) (58) to post effective amendment no. 72 filed on February 13, 2007.

(d)(58) Amendment #2 to Subadvisory Agreement dated May 1, 2003 relating to Large Cap Value Trust between John Hancock Investment Management Services, LLC and Fund Asset Management, L.P. dated June 1, 2006 - Previously filed as exhibit (d) (59) to post effective amendment no. 72 filed on February 13, 2007.

(d)(59) Amendment to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust between John Hancock Investment Management Services, LLC and Jennison Associates LLC. dated April 28, 2006 - Previously filed as exhibit (d) (60) to post effective amendment no. 72 filed on February 13, 2007.

(d)(60) Amendment to Subadvisory Agreement dated March 22, 2005 relating to International Opportunities Trust between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC. dated April 28, 2006 - Previously filed as exhibit (d) (61) to post effective amendment no. 72 filed on February 13, 2007.

(d)(61) Amendment to Subadvisory Agreement dated April 30, 2001 relating to Utilities Trust between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company dated June 30, 2006
          - Previously filed as exhibit (d) (62) to post effective amendment no. 72 filed on February 13, 2007.

(d)(62) Amendment to Subadvisory Agreement dated May 1, 2003 between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited dated April 28, 2006 - Previously filed as exhibit (d) (63) to post effective amendment no. 72 filed on February 13, 2007.

(d)(63) Subadvisory Agreement between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. dated April 28, 2006 - Previously filed as exhibit (d) (64) to post effective amendment no. 72 filed on February 13, 2007.

(d)(64) Amendment to Subadvisory Agreement dated April, 28 2006 related to Science & Technology Trust between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. dated October 6, 2006 - Previously filed as exhibit (d) (65) to post effective amendment no. 72 filed on February 13, 2007.

(d)(65) Amendment to Subadvisory Agreement dated December 1, 2005 relating to Special Value Trust between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. dated June 30, 2006 - Previously filed as exhibit (d) (66) to post effective amendment no. 72 filed on February 13, 2007.

(d)(66) Subadvisory Agreement relating to the Emerging Growth and High Income Trusts between John Hancock Investment Management Services, LLC and Sovereign Asset Management, LLC. dated April 28, 2006 - Previously filed as exhibit (d) (67) to post effective amendment no. 72 filed on February 13, 2007.

(d)(67) Amendment to Subadvisory Agreement dated January 28, 1999 relating to Real Estate Equity Trust between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. dated April 28, 2006
          - Previously filed as exhibit (d) (68) to post effective amendment no. 72 filed on February 13, 2007.

(d)(68) Amendment to Subadvisory Agreement dated January 28, 1999 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc., relating to the Science & Technology Trust. dated October 30, 2006. - Previously filed as exhibit (d) (69) to post effective amendment no. 72 filed on February 13, 2007.

(d)(69) Amendment to Subadvisory Agreement dated April 30, 2003 relating to Large Cap Trust between John Hancock Investment Management Services, LLC and UBS Global Asset Management dated June 30, 2006 - Previously filed as exhibit (d) (70) to post effective amendment no. 72 filed on February 13, 2007.

(d)(70) Amendment to Subadvisory Agreement dated April 30, 2003 relating to the Global Allocation Trust, Large Cap Trust and the Strategic Opportunities Trusts between John Hancock Investment Management Services, LLC and UBS Global Asset Management dated December 18, 2006
          - Previously filed as exhibit (d) (71) to post effective amendment no. 72 filed on February 13, 2007.

(d)(71) Amendment to Subadvisory Agreement dated October 1, 2006 relating to Value & Restructuring Trust between John Hancock Investment Management Services, LLC and UST Advisers, Inc. dated October 1, 2006
          - Previously filed as exhibit (d) (72) to post effective amendment no. 72 filed on February 13, 2007.

(d)(72) Amendment to Subadvisory Agreement dated April 29, 2005 relating to the Core Bond Trust between John Hancock Investment Management Services, LLC and Wells Capital Management, Incorporated dated June 30, 2006 - Previously filed as exhibit (d) (73) to post effective amendment no. 72 filed on February 13, 2007.

(d)(73) Form of Amendment to Subadvisory Agreement for the following subadvisers: (a) MFC Global Investment Management (U.S.), LLC, (b) MFC Global Investment Management (U.S.A), LLC, (c) Wellington Investment Management, (d) Dimensional Fund Advisors. - Previously filed as exhibit (d)(73) to post effective amendment no. 73 filed on April 20, 2007.

(d)(74) Form of Amendment to Subadvisory Agreement for MFC Global Investment Management (U.S.A), LLC. - Filed Herewith.

(e) Form of Distribution Agreement between Trust and the distributor - Previously filed as exhibit (e) to post effective amendment no. 60 filed on February 13, 2004.

(e)(1)    Form of Amendment to Distribution  Agreement dated September 28, 2004
          - Previously filed as exhibit (e)(1) to post effective amendment no. 62 filed on November 4, 2004.

(f)       Not Applicable

(g) Custodian Agreement between the Trust. and State Street Bank and Trust Company dated March 24, 1988 -- Previously filed as exhibit (g) to post effective amendment no. 63 filed on February 11, 2005.

(h) Participation Agreement between the Trust and American Fund Insurance Series dated May 1, 2003 - previously filed as exhibit (h) to post-effective amendment no. 58 filed May 9, 2003.

(h)(2) Transfer Agency Agreement (Series III) between Boston Financial Data Services and the Trust - Previously filed as exhibit (h)(2) to post effective amendment no. 60 filed on February 13, 2004.

(h)(3)    ClearSky   Agreement   (Series   III)  between   Automated   Business
          Development Corp and the Trust - Previously filed as exhibit (h)(3) to post effective amendment no. 60 filed on February 13, 2004.

(h)(4)(i) Amended and Restated Participation Agreement dated April 30, 2006 among the Trust, John Hancock Insurance Company (U.S.A.), John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company and John Hancock Life Insurance Company of New York
          - Previously filed as exhibit (h)(4)(i) to post effective amendment no. 73 filed on April 20, 2007.

(i)(1) Opinion and Consent of Ropes & Gray dated October 27, 1988. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(2) Opinion and Consent of Tina M. Perrino, Esq. dated April 12, 1991. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(3) Opinion and Consent of Tina M. Perrino, Esq. dated October 22, 1992. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(4) Opinion and Consent of Betsy A. Seel, Esq. dated October 19, 1994. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(i)(5) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(v) to post effective amendment no. 30 filed December 14, 1995.

(i)(6) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(vi) to post effective amendment no. 33 filed July 10, 1996.

(i)(7) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (10)(a)(vii) to post-effective amendment no. 35 filed on December 18, 1996.

(i)(8) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (i)(8) to post-effective amendment no. 41 filed on March 1, 1999.

(i)(9) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(9) to post effective amendment no. 42 filed on March 1, 2000.

(i)(10) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(10) to post-effective amendment no. 44 filed on October 27, 2000.

(i)(11) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit (i)(11) to post-effective amendment no. 46 filed on April 12, 2001.

(i)(12) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 -previously filed as exhibit (i)(12) to post-effective amendment no. 47 filed on May 1, 2001.

(i)(13)(i)Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit
          (i)(13) to post effective amendment no. 55 filed on February 14, 2003.

(i)(13)(ii) Opinion and  Consent  of Betsy  Anne Seel,  Esq.  regarding  the new portfolios  to be added May 1,  2003 -  Previously  filed as  exhibit
           (i)(13) to post effective amendment no. 57 filed on April 22, 2003.

(i)(14) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new class of shares to be added to American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - previously filed as exhibit (i) to post-effective amendment no. 58 filed May 9, 2003.

(i)(15) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolio (Great Companies of America- previously filed as exhibit
          (i)(15) to post-effective amendment no. 58 filed May 9, 2003.

(i)(16) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new Lifestyle and other portfolios - previously filed as exhibit (i)(15) to post-effective amendment no 61 filed April 28, 2004.

(i)(17) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios and classes of shares - Previously filed as exhibit
          (i)(16) to post effective amendment no. 62 filed on November 4, 2004.

(i)(18) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Previously filed as exhibit (i)(17) to post effective amendment no. 64 filed on April 21, 2005.

(i)(19) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolio (American Bond Trust) - Previously filed as exhibit (i)(18) to post effective amendment no. 66 filed on May 5, 2005.

(i)(20) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Previously filed as exhibit (i)(18) to post effective amendment no. 67 filed on July 14, 2005.

(i)(21) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Previously filed as exhibit (i)(19) to post effective amendment no. 68 filed on November 17, 2005.

(i)(22) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Previously filed as exhibit (i)(19) to post effective amendment no. 70 filed on April 26, 2006.

(i)(23) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Previously filed as exhibit (i)(20) to post effective amendment no. 71 filed on April 26, 2006.

(i)(24) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios - Filed Herewith.

(j)       Not Applicable.

(k)       Not Applicable

(l)       Not Applicable

(m) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred to as Series I and Series II 12b-1 Plans) - previously filed as Exhibit (m) to post-effective amendment no. 49 filed on July 19, 2002.

(m)(1) Rule 12b-1 Plan for Series III - Previously filed as exhibit (m)(1) to post effective amendment no. 57 filed on April 22, 2003.

(m)(2) Amended and Restated Rule 12b-1 Plans for Series I, Series II and Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trust only) - Previously filed as exhibit (m)(2) to post effective amendment no. 62 filed on November 4, 2004

(m)(3) Amended and Restated Rule 12b-1 Plans for Series I, Series II and Series III for the American Fundamental Holdings Trust and the Global Diversification Trust - Filed Herewith.

(n)       Amended and Restated  Rule 18f-3 Plan -  Previously  filed as exhibit
          (n)(2) to post effective amendment no. 62 filed on November 4, 2004.

(o)       Not Applicable

(p) Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1)    Code of Ethics of the  following  entities:  (a) the  Trust,  (b) the
          Adviser to the Trust, (c) the Distributor to the Trust, (d) A I M Capital Management, Inc., (e) American Century Investments, (f) BlackRock Investment Management LLC., (g) Capital Guardian Trust Company, (h) Capital Research Management Company, (i) ClearBridge Advisors, LLC, (j) Davis Selected Advisors, L.P., (k) Declaration Management & Research LLC, (l) Deutsche Asset Management, Inc. (U.S.), (m) Dimensional Fund Advisors, Inc., (n) Franklin Templeton,
          (o) Fund Asset Management, L.P.(Mercury Advisors)(Merrill Lynch Investment Managers), (p) Grantham, Mayo, Van Otterloo & Co. LLC, (q) Independence Investment LLC, (r) Jennison Associates LLC, (s) John Hancock Advisers, (t) Legg Mason Funds Management, Inc., (u) Lord, Abbett & Co., (v) MFC Global Investment Management (U.S.A.) Limited,
          (w) Marsico Capital Management, LLC, (x) Massachusetts Financial Services Company, (y) Morgan Stanley Investment Management, (z) Munder Capital Management, (aa) Pacific Investment Management Company, (bb) Pzena Investment Management, LLC., (cc) RCM Capital Management, (dd) RiverSource Investments (Ameriprise): Retail Access,
          (ee) Salomon Brothers (Citigroup) Asset Management Inc., (ff) SSgA Funds Management, Inc., (gg) Sovereign Asset Management (MFC Global Investment Management (U.S.), LLC., (hh) Sustainable Growth Advisers, L.P., (ii) T. Rowe Price Associates, Inc., (jj) UBS Global Asset Management, (kk) United States Trust Company, (ll) Wellington Management Company, LLP, (mm) Wells Capital Management, Inc., (nn) Western Asset Management. - Previously filed as exhibit (p) (17) to post effective amendment no. 72 filed on February 13,2007.

(q)(1) Power of Attorney dated March 31, 2006 - All Trustees - Previously filed as exhibit (q)(9) to post effective amendment no. 70 filed on April 26, 2006.

Item 24. Persons Controlled by or Under Common Control with Registrant

Four of the Trust shareholders are:

(i)   John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii)  John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA"),

(iii) John Hancock Life Insurance Company ("JHLICO"), and

(iv)  John Hancock Variable  Life Insurance Company ("JHVLICO").

John Hancock New York, John Hancock USA, JHLICO and JHVLICO (collectively, the "Companies") hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust and the American Global Diversification Trust are also shareholders of certain of the Trust portfolios. The Companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended. The Trust will vote all shares of a portfolio issued to a Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust or the American Global Diversification Trust in proportion to such instructions.

                        MANULIFE FINANCIAL CORPORATION -
                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                           CORPORATE ORGANIZATION LIST
                             As Of December 31, 2006

                                                            % of Equity             Jurisdiction of
Affiliate                                                                            Incorporation
-------------------------------------------------------- ------------------- ------------------------------

Manulife Financial Corporation                                      100          Canada
John Hancock Holdings (Delaware) LLC                                100          Delaware
John Hancock Financial Services, Inc.                               100          Delaware
Manulife Management Services Ltd.                                   100          Barbados
The Manufacturers Life Insurance Company                            100          Canada
Manulife Bank of Canada                                             100          Canada
Manulife Financial Services Inc.                                    100          Canada
Manulife Securities International Ltd.                              100          Canada
Manulife Canada Ltd.                                                100          Canada
First North American Insurance Company                              100          Canada
Equinox Financial Group, Inc.                                       100          Canada
Cantay Holdings Inc.                                                100          Ontario
Regional Power Inc.                                                83.5          Canada
Manulife Data Services Inc.                                         100          Barbados
Manulife Capital Inc.                                               100          Canada
Manulife Enterprises (Alberta) Limited                              100          Alberta
Manulife Enterprises (Bermuda) Limited                              100          Bermuda
Manulife Finance Holdings Limited                                   100          Canada
Manulife Finance (Delaware), L.P.(1)                                100          Delaware
Manulife Finance (Alberta) ULC                                      100          Alberta
Manulife Finance (Delaware) LLC                                     100          Delaware
1293319 Ontario Inc.                                                100          Ontario
FNA Financial Inc.                                                  100          Canada
Elliot & Page Limited                                               100          Ontario
NAL Resources Limited                                               100          Alberta
NAL Resources Management Limited                                    100          Canada
880 Belgrave Way Holdings Ltd.                                      100      British Columbia
6212344 Canada Limited                                              100          Canada
2015500 Ontario Inc.                                                100          Ontario
2015401 Ontario Inc.                                                100          Ontario
2024385 Ontario Inc.                                                100          Ontario
MFC Global Investment Management (U.S.A.) Limited                   100          Canada
Cavalier Cable, Inc.(2)                                             100          Delaware
MFC Global Fund Management (Europe) Limited                         100          England
MFC Global Investment Management (Europe) Limited                   100          England
Manulife Holdings (Alberta) Limited                                 100          Alberta
Manulife Holdings (Delaware) LLC                                    100          Delaware
The Manufacturers Investment Corporation                            100          Michigan
Manulife Reinsurance Limited                                        100          Bermuda
Manulife Reinsurance (Bermuda) Limited                              100          Bermuda
John Hancock Life Insurance Company (U.S.A.)                        100          Michigan
John Hancock Advisers LLC(3)                                        100          Delaware
John Hancock Investment Management Services, LLC(4)                 100          Delaware
               Manulife Service Corporation                         100          Colorado
John Hancock Life Insurance Company of New York                     100          New York
Ironside Venture Partners I LLC                                     100          Delaware
----------------------------------

(1) The Manufacturers Life Insurance Company is the limited partner (99%) and Manulife Finance Holdings Limited is the general partner (1%).
(2) The Manufacturers Life Insurance Company (78%) - John Hancock Life Insurance Company (U.S.A.) (22%).
(3) Wholly owned subsidiary of The Berkeley Financial Group LLC [Shown on the John Hancock Subsidiaries LLC chart].
(4) John Hancock Life Insurance Company (U.S.A.)(57%) - John Hancock Life Insurance Company of New York (38%) - John Hancock Advisers LLC (5%).

Ironside Venture Partners II LLC                                    100          Delaware
Ennal, Inc.                                                         100          Delaware
John Hancock Distributors LLC                                       100          Delaware

                                                            % of Equity             Jurisdiction of
                                                                                     Incorporation
Affiliate
-------------------------------------------------------- ------------------- ------------------------------

6306471 Canada Inc.                                                 100          Canada
CDF (Thailand) Limited                                             90.2          Thailand
6306489 Canada Inc.                                                 100          Canada
OQC (Thailand) Limited.(5)                                         99.5          Thailand
Manulife Insurance (Thailand) Public Company Limited(6)           97.72          Thailand
Manulife Asset Management (Thailand) Company Limited            99.9999          Thailand
Manulife (Singapore) Pte. Ltd.                                      100          Singapore
Manulife (Vietnam) Limited                                          100          Vietnam
Manulife Vietnam Fund Management Company Limited                    100          Vietnam
FCM Holdings Inc.                                                   100          Philippines
The Pramerica Life Insurance Company, Inc.                          100          Philippines
The Manufacturers Life Insurance Co. (Phils.), Inc.                 100          Philippines
FCM Investments, Inc.                                               100          Philippines
Manulife Financial Plans, Inc.                                      100          Philippines
PT Asuransi Jiwa Manulife Indonesia                                  95          Indonesia
PT Buanadaya Sarana Informatika(7)                                  100          Indonesia
PT Asuransi Jiwa Arta Mandiri Prima                               99.75          Indonesia
PT Indras Insan Jaya Utama(8)                                       100          Indonesia
PT Asuransi Jiwa John Hancock Indonesia(9)                          100          Indonesia
PT Manulife Aset Manajemen Indonesia                               95.3          Indonesia
Manulife Technology & Services Sdn Bhd                              100          Malaysia
Manulife Europe Ruckversicherungs-Aktiengesellschaft                100          Germany
Manulife Holdings (Bermuda) Limited                                 100          Bermuda
Manufacturers Life Reinsurance Limited                              100          Barbados
Manufacturers P&C Limited                                           100          Barbados
Manulife International Holdings Limited                             100          Bermuda
Manulife Provident Funds Trust Company Limited                      100          Hong Kong
Manulife Asset Management (Asia) Limited                            100          Barbados
Manulife Asset Management (Hong Kong) Limited                       100          Hong Kong
Manulife (International) Limited                                    100          Bermuda
Manulife-Sinochem Life Insurance Co. Ltd.                            51          China
Manulife European Holdings (Bermuda) Limited                        100          Bermuda
Manulife European Investments (Luxembourg) S.a.r.l.                 100          Luxembourg
Manulife Hungary Holdings Limited(10)                               100          Hungary
Manulife Alberta Limited                                            100          Alberta
MLI Resources Inc.                                                  100          Alberta
Manulife Life Insurance Company(11)                               99.91          Japan
MFC Global Investment Management (Japan) Limited                    100          Japan
Y.K. Manulife Properties Japan                                      100          Japan
Manulife Century Investments (Bermuda) Limited                      100          Bermuda
Manulife Century Investments (Luxembourg) S.A.                      100          Luxembourg
Manulife Century Investments (Netherlands) B.V.                     100          Netherlands
Manulife Century Holdings (Netherlands) B.V.                        100          Netherlands

----------------------------------

(5)  CDF (Thailand) Limited (50.7%) - 6306489 Canada Inc. (48.8%).
(6) OQC (Thailand) Limited (72.75%) - The Manufacturers Life Insurance Company (24.97%).
(7) PT Asuransi Jiwa Manulife Indonesia (99.99%) - PT Indras Insan Jaya Utama (0.01%).
(8) PT Asuransi Jiwa Manulife Indonesia (99.98%) - PT Buanadaya Sarana Informatika (0.02%).
(9) John Hancock Life Insurance Company (96.24%) [Shown on the John Hancock Holdings (Delaware) LLC chart] - PT Indras Insan Jaya Utama (3.76%).
(10) Manulife European Investments (Luxembourg) S.a.r.l. (99%) - MLI Resources Inc. (1%).
(11) MLI Resources Inc. (35.02%) - Manulife Century Investments (Netherlands) B.V. (32.49%) - Manulife Century Holdings (Netherlands) B.V. (32.4%).

                        MANULIFE FINANCIAL CORPORATION -
                      JOHN HANCOCK HOLDINGS (DELAWARE) LLC
                           CORPORATE ORGANIZATION LIST
                             As Of December 31, 2006

                                                           % of Equity             Jurisdiction of
Affiliate                                                                          Incorporation
------------------------------------------------------- ------------------- ------------------------------

Manulife Financial Corporation                                     100      Canada
The Manufacturers Life Insurance Company                           100      Canada
Manulife Management Services Ltd.                                  100      Barbados
John Hancock Holdings (Delaware) LLC                               100      Delaware
John Hancock Financial Services, Inc.                              100      Delaware
John Hancock International Services, S.A.(12)                      100      Belgium
John Hancock International Holdings, Inc.                          100      Massachusetts
Manulife Insurance (Malaysia) Berhad                             45.76      Malaysia
Britama Credit Sdn Bhd                                             100      Malaysia
Britama Properties Sdn Bhd                                         100      Malaysia
The E-Software House Sdn Bhd                                       100      Malaysia
British American Investments Pte Ltd.                              100      Singapore
John Hancock International, Inc.                                   100      Massachusetts
John Hancock Tianan Life Insurance Company                          50      China
John Hancock Canadian Holdings Limited                             100      Nova Scotia
Old Maritime Corporation Limited                                   100      Nova Scotia
John Hancock Canadian Capital Limited(13)                          100      Nova Scotia
John Hancock Canadian LLC                                          100      Delaware
John Hancock Canadian Corporation                                  100      Nova Scotia
Long Term Care Partners LLC                                         50      Delaware
John Hancock Insurance Company of Vermont                          100      Vermont
John Hancock Reassurance Company, Ltd.                             100      Bermuda
John Hancock Life Insurance Company                                100      Massachusetts
John Hancock Subsidiaries LLC(14)                                  100      Delaware
PT Asuransi Jiwa John Hancock Indonesia(15)                        100      Indonesia
PT Indras Insan Jaya Utama(16)                                     100      Indonesia
Independence Declaration Holdings LLC                              100      Delaware
Declaration Management & Research LLC                              100      Delaware
John Hancock Variable Life Insurance Company                       100      Massachusetts
Manulife Insurance Company                                         100      Delaware
Brazilian Power Development, LLC(17)                               100      Delaware
LR Company, LLC(18)                                                100      Delaware
PTPC Investor LLC                                                 88.2      Delaware
Frigate, LLC                                                        85      Delaware
AIMV, LLC                                                          100      Delaware
Baystate Investments, LLC                                          100      Delaware

----------------------------------

(12) John Hancock Holdings (Delaware) LLC (99.998%) - John Hancock Financial Services, Inc. (0.002%).
(13) John Hancock Canadian Corporation (99.93%) - John Hancock Financial Services, Inc. ((0.07%) as of November 30, 2006.
(14)   See Page 2 for subsidiaries listing for John Hancock Subsidiaries LLC.
(15) John Hancock Life Insurance Company (96.24%) - PT Indras Insan Jaya Utama (3.76%).
(16) PT Asuransi Jiwa Manulife Indonesia (99.98%) - PT Buanadaya Sarana Informatika (0.02%) [Shown on The Manufactures Life Insurance Company chart].
(17) John Hancock Life Insurance Company (92.98%) - John Hancock Variable Life Insurance Company (7.02%).
(18) John Hancock Life Insurance Company (96.6%) - Manulife Insurance Company (3.4%).

                        MANULIFE FINANCIAL CORPORATION -
                          JOHN HANCOCK SUBSIDIARIES LLC
                           CORPORATE ORGANIZATION LIST
                             As Of December 31, 2006

                                                           % of Equity             Jurisdiction of
Affiliate                                                                          Incorporation
------------------------------------------------------- ------------------- ------------------------------

Manulife Financial Corporation                                       100            Canada
The Manufacturers Life Insurance Company                             100            Canada
Manulife Management Services Ltd.                                    100            Barbados
John Hancock Holdings (Delaware) LLC                                 100            Delaware
John Hancock Financial Services, Inc.                                100            Delaware
John Hancock Life Insurance Company                                  100            Massachusetts
John Hancock Subsidiaries LLC                                        100            Delaware
John Hancock Leasing Corporation                                     100            Delaware
JHFS One Corp.                                                       100            Massachusetts
LVI, LLC(19)                                                         100            Delaware
John Hancock Property and Casualty Holding Company                   100            Delaware
John Hancock Management Company                                      100            Delaware
Signature Management Co., Ltd.                                       100            Bermuda
John Hancock Assignment Company                                      100            Delaware
Hancock Natural Resource Group, Inc.                                 100            Delaware
John Hancock Timber Resource Corporation                             100            Delaware
Hancock Forest Management, Inc.                                      100            Delaware
Hancock Natural Resource Group Australia Pty. Limited                100            Australia
Hancock Forest Management (NZ) Limited                               100            New Zealand
PT Timber, Inc.                                                      100            Delaware
Viking Timber Management New Zealand Limited                         100            New Zealand
Viking Timber Gerenclamento De Florestas Do Brasil Ltda.            99.8            Brazil
International Forest Investments Ltd.                                 70            Cayman Islands
John Hancock Realty Advisors, Inc.                                   100            Delaware
John Hancock Realty Management Inc.                                  100            Delaware
John Hancock Real Estate Finance, Inc.                               100            Delaware
John Hancock Energy Resources Management Inc.                        100            Delaware
EIF Equity Holdings LLC                                               50            Delaware
CBPF Equity Holdings LLC                                             100            Delaware
REEF Equity Holdings LLC                                             100            Delaware
CEEP Equity Holdings LLC                                             100            Delaware
Hancock Venture Partners, Inc.                                       100            Delaware
HVP - Russia, Inc.                                                   100            Delaware
HVP Special Purpose Sub I, Inc.                                      100            Delaware
HVP Special Purpose Sub II, Inc.                                     100            Delaware
Hancock Capital Management, LLC                                      100            Delaware
Hancock Mezzanine Investments, LLC                                   100            Delaware
Hancock Mezzanine Investments II, LLC                                100            Delaware
Hancock Mezzanine Investments III, LLC                               100            Delaware
Essex Corporation                                                    100            New York
Essex Brokerage Services, Inc.                                       100            Ohio
Fusion Clearing, Inc.                                                100            New York
Essex Holding Company, Inc.                                          100            New York
Essex Corporation of Illinois                                        100            Illinois
Provident Insurance Center, Inc.                                     100            Maryland
New Amsterdam Insurance Agency, Inc.                                 100            New York
Ameritex Insurance Services, Inc.                                    100            Texas
--------------------------------------------------------------------------------------------------

(19) John Hancock Life Insurance Company (80%) - John Hancock Leasing Corporation (20%).

American Annuity Agency of Texas, Inc.                               100            Texas
Essex Agency of Texas, Inc.                                          100            Texas
San Jacinto Insurance Agency, Inc.                                   100            Texas
The Berkeley Financial Group LLC                                     100            Delaware
MFC Global Investment Management (U.S.) LLC                          100            Delaware
John Hancock Advisers LLC                                            100            Delaware
John Hancock Funds LLC                                               100            Delaware
John Hancock Investment Management Services, LLC(20)                 100            Delaware
John Hancock Financial Network, Inc.                                 100            Massachusetts
Signator Investors, Inc.                                             100            Delaware
Signator Insurance Agency, Inc.                                      100            Massachusetts
John Hancock Signature Services, Inc.                                100            Delaware
JH Networking Insurance Agency, Inc.                                 100            Massachusetts


Item 25. Indemnification

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Item 26.  Business and Other Connections of Investment Adviser

     See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, as amended each of which is herein incorporated by reference.

Item 27.  Principal Underwriters

a.      Name of Investment Company                  Capacity In which acting
        --------------------------                  -------------------------
John Hancock Life Insurance                         Principal Underwriter
Company (U.S.A.)
Separate Account A

John Hancock Life Insurance                         Principal Underwriter
Company (U.S.A.)
Separate Account H

John Hancock Life Insurance                         Principal Underwriter
Company (U.S.A.)
Separate Account I

------------------------------
(20) John Hancock Life Insurance Company (U.S.A.) (57%) - John Hancock Life Insurance Company of New York (38%) - John Hancock Advisers LLC (5%) [Shown on The Manufacturers Life Insurance Company chart].

John Hancock Life Insurance                         Principal Underwriter
Company (U.S.A.)
Separate Account L

John Hancock Life Insurance                         Principal Underwriter
Company (U.S.A.)
Separate Account M

John Hancock Life Insurance                         Principal Underwriter
Company (U.S.A.)
Separate Account N

John Hancock Life Insurance                         Principal Underwriter
Company of New York
Separate Account A

John Hancock Life Insurance                         Principal Underwriter
Company of New York
Separate Account B


John Hancock Life Insurance Company                 Principal Underwriter
Separate Account UV

John Hancock Variable Life Insurance Company        Principal Underwriter
Separate Account S

John Hancock Variable Life Insurance Company        Principal Underwriter
Separate Account U

John Hancock Variable Life Insurance Company        Principal Underwriter
Separate Account V


     John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice
President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) may also act on behalf of JHD LLC.

* Principal business office is 601 Congress Street, Boston, MA 02210 ** 200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5
*** 197 Clarendon St., Boston, MA 02116

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and, Christopher M. Walker**) who have authority to act on behalf of JHD LLC.

* Principal business office is 601 Congress Street, Boston, MA 02210 ** 200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5
*** 197 Clarendon St., Boston, MA 02116

c.       None.


Item 28.  Location of Accounts and Records

     All accounts,  books and other  documents  required to be maintained  under
Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108,


By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

By A I M Capital Management, Inc., the subadviser to the All Cap Growth Trust and the Small Company Growth Trust, at its offices at 11 Greenway Plaza, Houston, Texas 77046.

By American Century Investment Management, Inc., the subadviser to the Small Company Trust and the Vista Trust, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Trust, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

By Capital Guardian Trust Company., the subadviser to the Income & Value Trust, Overseas Equity Trust and the U.S. Large Cap Trust, at its offices at 333 South Hope Street, Los Angeles, California 90071.

By Capital Research Management Company, the subadviser to the American Blue Chip Income and Growth Trust, American Bond Trust, American Growth Trust, American Growth and Income Trust and the American International Trust, at its offices at 333 South Hope Street, Los Angeles, California 90071.

By ClearBridge Advisors, the subadviser to the Special Value Trust, at its offices at 399 Park Avenue, New York, New York 10022.

By Davis Selected Advisers, L.P., the subadviser to the Financial Services Trust and the Fundamental Value Trust, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Declaration Management & Research LLC, the subadviser to the Bond Index Trust A, Bond Index Trust B, Short-Term Bond Trust, Active Bond Trust and the Managed Trust, at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Deutsche Investment Management Americas, Inc., the subadviser to the Lifestyle Trusts, All Cap Core Trust, Global Real Estate Trust, Dynamic Growth Trust and the Real Estate Securities Trust, at its offices at 345 Park Avenue, New York, New York 10154.

By Dimensional Fund Advisors, the subadviser to the International Small Company Trust, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.

By Franklin Advisers, Inc., the investment adviser to the Income Trust, at its offices at One Franklin Parkway, San Mateo, California 94403.

By Franklin Mutual Advisers, Inc. the investment adviser to the Mutual Shares Trust, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.

By  Grantham,  Mayo,  Van  Otterloo  & Co.  LLC,  the  subadviser  to the Growth
Opportunities  Trust,  Growth  Trust,  International  Core Trust,  International
Growth Trust, Intrinsic Value Trust, U.S. Core Trust, U.S. Multi Sector Trust, Value Opportunities Trust and the Managed Trust, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.

By Independence Investment LLC, the subadviser to the Growth & Income Trust and the Small Cap Trust, at its offices at 53 State Street, Boston, Massachusetts 02109.

By Jennison Associates LLC, the subadviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Legg Mason Capital Management, Inc., the subadviser to the Core Equity Trust, at its offices at 100 Light Street, Baltimore, Maryland 21202.

By Lord Abbett & Co., the subadviser to the Mid Cap Value Trust and the All Cap Value Trust, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Marsico Capital Management, LLC , the subadviser for the International Opportunities Trust, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Massachusetts Financial Services Company, the subadviser to the Utilities Trust, at its offices at 500 Boylston Street, Boston, MA 02116.

By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the Lifestyle Trusts, Index 500 Trust, Index 500 Trust B, Index Allocation Trust, Mid Cap Index Trust, Money Market Trust A, Money Market Trust B, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Mid Cap Trust, Quantitative Value Trust, Small Cap Index Trust, Total Stock Market Index Trust, Absolute Return Trust, Franklin Templeton Founding Allocation Trust, American Fundamental Holdings Trust and the American Global Diversification Trust, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.

By MFC Global Investment Management (U.S.), LLC, the subadviser to the Emerging Growth Trust, High Income Trust, Strategic Income Trust and the Active Bond Trust, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.

By Morgan Stanley Asset Management Inc., the subadviser of the Value Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020.

By Munder Capital Management, the subadviser to the Small Cap Opportunities Trust, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Pacific Investment Management Company LLC, the subadviser to the Real Return Trust, Global Bond Trust and the Total Return Trust, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

By Pzena Investment Management, LLC, the subadviser to the Classic Value Trust, at its offices at 120 West 45th Street, New York, NY 10036.

By RCM Capital Management LLC, the subadviser to the Emerging Small Company Trust and Science & Technology Trust, at its offices at Four Embarcadero Center, San Francisco, CA 94111.

By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Trust, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

By SSgA Funds Management, Inc., the subadviser to the International Equity Index Trust A and the International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Sustainable Growth Advisers, L.P., the subadviser to the U.S. Global Leaders Growth Trust, at its offices at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Trust, Equity-Income Trust, Health Science Trust, Mid Value Trust, Real Estate Equity Trust, Small Company Value Trust, Spectrum Income Trust and the Science & Technology Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202.

By Templeton Global Advisors Limited, the subadviser to the Global Trust, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.

By Templeton Investment Counsel, LLC, the subadviser to International Value Trust and the International Small Cap Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By UST Advisers, Inc., the subadviser to the Value & Restructuring Trust, at its offices at 225 High Ridge Road, Stamford, Connecticut 06905.

By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Trust, Global Allocation Trust and the Strategic Opportunities Trust, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.

By Wellington Management Company LLP, the subadviser to the Investment Quality Bond Trust, Mid Cap Stock Trust, Natural Resources Trust, Small Cap Growth Trust and the Small Cap Value Trust, at its offices at 75 State Street, Boston, Massachusetts 02109.

By Wells Capital Management Incorporated, the subadviser to the Core Bond Trust and the U.S. High Yield Bond Trust, at its offices at 525 Market St., San Francisco, California 94105.

By Western Asset Management Company, the subadviser to the High Yield Trust, Strategic Bond Trust and the U.S. Government Securities Trust, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.

Item 29.  Management Services
          Not applicable.

Item 30.  Undertakings
          Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 14th day of August, 2007

                                       JOHN HANCOCK TRUST


                                       By:  /s/ Keith F. Hartstein
                                            ----------------------
                                            Keith F. Hartstein
                                            President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                         TITLE                          DATE

/s/ Keith F. Hartstein            President and Chief            August 14, 2007
----------------------            Executive Officer
Keith F. Hartstein

/s/ Gordon Shone                  Treasurer                      August 14, 2007
----------------                  (Principal Financial
Gordon Shone                      Officer and Principal
                                  Accounting Officer)

/s/ Charles L. Bardelis *         Trustee                        August 14, 2007
-----------------------
Charles L. Bardelis

/s/ James R. Boyle *              Trustee                        August 14, 2007
------------------
James R. Boyle

/s/ Peter S. Burgess *            Trustee                        August 14, 2007
--------------------
Peter S. Burgess

/s/ Elizabeth G. Cook *           Trustee                        August 14, 2007
---------------------
Elizabeth G. Cook

/s/ Hassell H. McClellan *        Trustee                        August 14, 2007
------------------------
Hassell H. McClellan

/s/ James M. Oates *              Trustee                        August 14, 2007
------------------
James M. Oates

/s/ F. David Rolwing *            Trustee                        August 14, 2007
--------------------
David Rolwing


* By Power of Attorney


By:    /s/ Betsy Anne Seel
       -------------------
       Betsy Anne Seel
       Attorney-In-Fact
       Pursuant to Power of Attorney
       Previously filed with Post-Effective Amendment
       No.70 to the Trust's Registration Statement
       On April 20, 2006